UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Stradley Ronon Stevens & Young 191 North Wacker Dr., Suite 1601 Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.82%)
Consumer Discretionary (14.69%)
Amazon.com Inc. (a)	8,300	$7,358,283
AutoZone Inc. (a)	4,000	2,892,200
CBS Corp. Class B	22,700	1,574,472
Comcast Corp. Class A	151,980	5,712,928
Darden Restaurants Inc.	42,400	3,547,608
DISH Network Corp. Class A (a)	48,400	3,072,916
Domino’s Pizza Inc.	17,700	3,262,110
Foot Locker Inc.	43,100	3,224,311
Home Depot Inc., The	82,000	12,040,060
Lear Corp.	23,000	3,256,340
Lowe’s Companies Inc.	46,900	3,855,649
Michael Kors Holdings Ltd. (a)	65,100	2,480,961
Netflix Inc. (a)	27,900	4,123,899
NIKE Inc. Class B	45,000	2,507,850
Omnicom Group Inc.	33,200	2,862,172
O’Reilly Automotive Inc. (a)	21,400	5,774,576
Priceline Group Inc., The (a)	1,300	2,313,961
Target Corp.	40,900	2,257,271
Ulta Beauty Inc. (a)	22,000	6,275,060
VF Corp.	97,825	5,377,440
Viacom Inc. Class B	65,200	3,039,624

		86,809,691

Consumer Staples (10.09%)
Clorox Co., The	21,500	2,898,846
Colgate-Palmolive Co.	122,700	8,980,413
Constellation Brands Inc. Class A	24,800	4,019,336
CVS Health Corp.	71,800	5,636,300
Dr Pepper Snapple Group Inc.	66,700	6,531,264
General Mills Inc.	93,050	5,490,880
Hershey Co., The	27,600	3,015,300
Hormel Foods Corp.	158,100	5,475,003
Kellogg Co.	36,000	2,613,960
Kroger Co., The	77,200	2,276,628
PepsiCo Inc.	83,200	9,306,752
Sysco Corp.	65,100	3,379,992

		59,624,674

Energy (6.01%)
Chevron Corp.	66,850	7,177,684
Continental Resources Inc. (a)	36,300	1,648,746
EOG Resources Inc.	63,100	6,155,405
Exxon Mobil Corp.	54,260	4,449,863
Halliburton Co.	98,425	4,843,494
ONEOK Inc.	59,500	3,298,680
RSP Permian Inc. (a)	74,165	3,072,656
Tesoro Corp.	22,800	1,848,168
Williams Companies Inc., The	101,800	3,012,262

		35,506,958

Financials (11.09%)
Ally Financial Inc.	131,100	2,665,263
American International Group Inc.	84,305	5,263,161
Bank of America Corp.	441,200	10,407,908
BB&T Corp.	122,310	5,467,257

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Chubb Ltd.	43,155	$5,879,869
Discover Financial Services	35,200	2,407,328
Intercontinental Exchange Inc.	97,665	5,847,204
JPMorgan Chase & Co.	112,025	9,840,276
Lincoln National Corp.	51,700	3,383,765
Morgan Stanley	52,600	2,253,384
Reinsurance Group of America Inc.	18,100	2,298,338
Wells Fargo & Co.	175,940	9,792,820

		65,506,573

Health Care (14.27%)
Abbott Laboratories	166,760	7,405,811
Aetna Inc.	72,625	9,263,319
Align Technology Inc. (a)	34,200	3,923,082
Baxter International Inc.	57,800	2,997,508
Becton, Dickinson and Co.	31,400	5,760,016
Cardinal Health Inc.	38,700	3,155,985
Cigna Corp.	39,900	5,844,951
Edwards Lifesciences Corp. (a)	55,200	5,192,664
Gilead Sciences Inc.	49,900	3,389,208
HCA Holdings Inc. (a)	46,000	4,093,540
Henry Schein Inc. (a)	17,400	2,957,478
IDEXX Laboratories Inc. (a)	30,600	4,731,066
Intuitive Surgical Inc. (a)	4,200	3,219,174
Ionis Pharmaceuticals Inc. (a)	64,400	2,588,880
Johnson & Johnson	101,200	12,604,460
Mettler-Toledo International Inc. (a)	7,600	3,639,716
UnitedHealth Group Inc.	21,600	3,542,616

		84,309,474

Industrials (10.57%)
American Airlines Group Inc.	59,600	2,521,080
Boeing Co., The	33,875	5,991,132
Cintas Corp.	24,500	3,100,230
Delta Air Lines Inc.	79,100	3,635,436
FedEx Corp.	29,200	5,698,380
General Dynamics Corp.	31,169	5,834,837
Honeywell International Inc.	49,000	6,118,630
Huntington Ingalls Industries Inc.	17,600	3,524,224
Lockheed Martin Corp.	14,300	3,826,680
Nielsen Holdings PLC	53,000	2,189,430
Spirit AeroSystems Holdings Class A	56,600	3,278,272
Toro Co., The	50,200	3,135,492
Union Pacific Corp.	56,300	5,963,296
United Continental Holdings Inc. (a)	44,100	3,115,224
United Rentals Inc. (a)	36,200	4,526,810

		62,459,153

Information Technology (22.70%)
Accenture PLC Class A	76,460	9,166,026
Activision Blizzard Inc.	83,300	4,153,338
Akamai Technologies Inc. (a)	48,300	2,883,510
Alliance Data Systems Corp.	39,800	9,910,200
Alphabet Inc. Class A (a)	6,840	5,798,952

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Amdocs Ltd.	95,983	$5,854,003
Apple Inc.	28,100	4,036,846
Automatic Data Processing Inc.	36,400	3,726,996
Booz Allen Hamilton Holding Corp.	159,037	5,628,319
Broadridge Financial Solutions Inc.	50,700	3,445,065
Cadence Design Systems Inc. (a)	143,300	4,499,620
CDW Corp. of Delaware	79,600	4,593,716
F5 Networks Inc. (a)	23,300	3,321,881
Intel Corp.	102,700	3,704,389
International Business Machines Corp.	16,700	2,908,138
Intuit Inc.	34,600	4,013,254
Lam Research Corp.	64,700	8,304,892
Microsoft Corp.	44,705	2,944,271
NVIDIA Corp.	76,000	8,278,680
Oracle Corp.	137,025	6,112,685
PayPal Holdings Inc. (a)	139,200	5,988,384
QUALCOMM Inc.	57,500	3,297,050
ServiceNow Inc. (a)	36,100	3,157,667
Skyworks Solutions Inc.	53,500	5,241,930
Symantec Corp.	102,500	3,144,700
Texas Instruments Inc.	88,995	7,169,437
Zillow Group Inc. Class C (a)	84,400	2,841,748

		134,125,697

Materials (2.75%)
LyondellBasell Industries NV Class A	39,400	3,592,886
Packaging Corporation of America	31,200	2,858,544
Sherwin-Williams Co., The	18,605	5,771,085
Southern Copper Corp.	111,500	4,001,735

		16,224,250

Real Estate (2.28%)
American Tower Corp.	28,100	3,415,274
Public Storage	25,325	5,543,896
Simon Property Group Inc.	26,400	4,541,592

		13,500,762

Telecommunication Services (2.30%)
AT&T Inc.	211,100	8,771,205
T-Mobile US Inc. (a)	74,400	4,805,496

		13,576,701

	Shares	Value
Common Stocks (Cont.)
Utilities (2.07%)
NextEra Energy Inc.	48,200	$6,187,434
WEC Energy Group Inc.	99,900	6,056,937

		12,244,371

Total Common Stocks
(cost $473,487,594)		583,888,304

Short-term Investments (1.43%)
JPMorgan U.S. Government Money Market Fund Capital Shares	8,481,619	8,481,619

Total Short-term Investments
(cost $8,481,619)		8,481,619

TOTAL INVESTMENTS (100.25%)
(cost $481,969,213)		592,369,923
LIABILITIES, NET OF OTHER ASSETS (-0.25%)		(1,490,429)

NET ASSETS (100.00%)		$590,879,494

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (97.47%)
Consumer Discretionary (10.77%)
American Axle & Manufacturing Holdings Inc. (a)	84,000	$1,577,519
Big 5 Sporting Goods Corp.	92,300	1,393,730
Brunswick Corp.	26,180	1,602,216
Burlington Stores Inc. (a)	15,010	1,460,323
Container Store Group Inc., The (a)	156,600	662,418
Cooper Tire & Rubber Co.	36,200	1,605,470
Cooper-Standard Holdings Inc. (a)	18,800	2,085,484
Dollar Tree Inc. (a)	11,090	870,121
Expedia Inc.	17,340	2,187,788
Fossil Group Inc. (a)	51,000	889,950
LGI Homes Inc. (a)	60,800	2,061,728
Live Nation Entertainment Inc. (a)	41,470	1,259,444
Mohawk Industries Inc. (a)	10,530	2,416,530
Newell Brands Inc.	43,290	2,041,989
Norwegian Cruise Line Holdings Ltd. (a)	29,230	1,482,838
Office Depot Inc.	366,500	1,709,723
Tailored Brands Inc.	84,100	1,256,454
Thor Industries Inc.	17,710	1,702,462
Time Inc.	84,000	1,625,400
Tractor Supply Co.	15,160	1,045,585
Ulta Beauty Inc. (a)	3,450	984,044

		31,921,216

Consumer Staples (5.65%)
Casey’s General Stores Inc.	9,330	1,047,293
Central Garden & Pet Co. Class A (a)	104,400	3,624,768
Constellation Brands Inc. Class A	9,550	1,547,768
Fresh Del Monte Produce Inc.	23,500	1,391,905
Pinnacle Foods Inc.	42,730	2,472,785
Sanderson Farms Inc.	21,100	2,191,024
Snyder’s-Lance Inc.	48,290	1,946,570
Spectrum Brands Holdings Inc.	8,560	1,189,926
SUPERVALU Inc. (a)	346,100	1,335,946

		16,747,985

Energy (4.83%)
Concho Resources Inc. (a)	9,420	1,208,962
Continental Resources Inc. (a)	21,810	990,610
Devon Energy Corp.	42,930	1,791,040
Diamondback Energy Inc. (a)	11,920	1,236,283
Newfield Exploration Co. (a)	42,680	1,575,319
Renewable Energy Group Inc. (a)	138,100	1,443,145
Sanchez Energy Corp. (a)	155,600	1,484,424
Scorpio Tankers Inc.	246,500	1,094,460
Ship Finance International Ltd.	97,400	1,431,780
Western Refining Inc.	58,600	2,055,102

		14,311,125

Financials (20.07%)
American Equity Investment Life Holding Co.	101,300	2,393,719

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Argo Group International Holdings Ltd.	24,200	$1,640,760
Banco Latinoamericano de Comercio Exterior SA	64,700	1,794,778
Bank of the Ozarks Inc.	39,320	2,045,033
Beneficial Bancorp Inc.	96,700	1,547,200
Capital Bank Financial Corp. Class A	44,800	1,944,320
Capitol Federal Financial Inc.	123,200	1,802,416
Clifton Bancorp Inc.	62,400	1,010,256
E*TRADE Financial Corp. (a)	43,700	1,524,693
East West Bancorp Inc.	38,710	1,997,823
Employers Holdings Inc.	43,600	1,654,620
Enstar Group Ltd. (a)	7,700	1,473,010
First BanCorp (a)	218,000	1,231,700
First Republic Bank	21,330	2,000,967
Heartland Financial USA Inc.	29,200	1,458,540
Intercontinental Exchange Inc.	34,700	2,077,489
Investors Bancorp Inc.	133,300	1,916,854
Kearny Financial Corp.	129,500	1,948,975
KeyCorp	120,110	2,135,556
National Western Life Group Inc. Class A	6,700	2,037,872
Nelnet Inc. Class A	42,100	1,846,506
Northwest Bancshares Inc.	134,100	2,258,244
Ocwen Financial Corp. (a)	313,100	1,712,657
OneBeacon Insurance Group Ltd. Class A	101,000	1,616,000
Progressive Corp., The	55,400	2,170,572
Provident Financial Services Inc.	67,300	1,739,705
Raymond James Financial Inc.	18,820	1,435,213
Safety Insurance Group Inc.	22,600	1,584,260
Selective Insurance Group Inc.	49,200	2,319,780
Signature Bank (a)	8,420	1,249,444
Tristate Capital Holdings Inc. (a)	66,400	1,550,440
Walker & Dunlop Inc. (a)	36,900	1,538,361
Western Alliance Bancorp (a)	57,830	2,838,875

		59,496,638

Health Care (7.14%)
Dentsply Sirona Inc.	35,370	2,208,504
Hologic Inc. (a)	35,960	1,530,098
Insulet Corp. (a)	42,260	1,820,983
Kindred Healthcare Inc.	209,600	1,750,160
LHC Group Inc. (a)	30,800	1,660,120
NuVasive Inc. (a)	35,780	2,672,050
Perrigo Co. PLC	27,020	1,793,858
PRA Health Sciences Inc. (a)	19,680	1,283,726
Teleflex Inc.	13,840	2,681,223
Triple-S Management Corp. Class B (a)	56,000	983,920
Universal Health Services Inc. Class B	10,180	1,266,901
Wright Medical Group NV (a)	48,940	1,523,013

		21,174,556

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (16.33%)
A.O. Smith Corp.	61,300	$3,136,108
ABM Industries Inc.	57,500	2,507,000
Acco Brands Corp. (a)	213,000	2,800,950
Acuity Brands Inc.	4,260	869,040
Aircastle Ltd.	56,600	1,365,758
AMETEK Inc.	33,350	1,803,568
Fortive Corp.	33,140	1,995,691
GATX Corp.	34,200	2,084,832
General Cable Corp.	78,800	1,414,460
Gibraltar Industries Inc. (a)	20,300	836,360
Greenbrier Companies Inc., The	41,800	1,801,580
JetBlue Airways Corp. (a)	81,940	1,688,783
Kratos Defense & Security Solutions Inc. (a)	187,300	1,457,194
Lennox International Inc.	10,360	1,733,228
Meritor Inc. (a)	95,900	1,642,767
Middleby Corp., The (a)	21,570	2,943,226
Oshkosh Corp.	34,450	2,362,926
Quanta Services Inc. (a)	48,560	1,802,062
Rush Enterprises Inc. Class A (a)	29,700	982,476
SkyWest Inc.	86,400	2,959,200
Snap-on Inc.	8,980	1,514,657
Tetra Tech Inc.	89,780	3,667,513
Textainer Group Holdings Ltd.	83,200	1,272,960
UniFirst Corp.	12,000	1,697,400
Waste Connections Inc.	23,720	2,092,578

		48,432,317

Information Technology (16.84%)
Advanced Micro Devices Inc. (a)	285,500	4,154,024
AVX Corp.	96,600	1,582,308
Benchmark Electronics Inc. (a)	58,200	1,850,760
Cadence Design Systems Inc. (a)	27,060	849,684
CoStar Group Inc. (a)	12,850	2,662,777
Diebold Nixdorf Inc.	59,700	1,832,790
ePlus inc. (a)	11,900	1,607,095
Euronet Worldwide Inc. (a)	22,690	1,940,449
FleetCor Technologies Inc. (a)	8,560	1,296,241
Fortinet Inc. (a)	54,700	2,097,745
Gartner Inc. (a)	8,060	870,399
Lam Research Corp.	14,150	1,816,294
Marvell Technology Group Ltd.	148,960	2,273,130
MAXIMUS Inc.	20,160	1,253,952
Microsemi Corp. (a)	18,630	960,004
NETGEAR Inc. (a)	30,700	1,521,185
ON Semiconductor Corp. (a)	80,190	1,242,143
Palo Alto Networks Inc. (a)	7,600	856,368
Sanmina Corp. (a)	89,400	3,629,640
Skyworks Solutions Inc.	14,370	1,407,973
Sykes Enterprises Inc. (a)	55,100	1,619,940
Tech Data Corp. (a)	17,500	1,643,250
Total System Services Inc.	41,590	2,223,401
TTM Technologies Inc. (a)	181,700	2,930,821
Tyler Technologies Inc. (a)	8,510	1,315,306
Ultimate Software Group Inc., The (a)	8,590	1,676,854
Unisys Corp. (a)	68,000	948,600

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Vishay Intertechnology Inc.	113,400	$1,865,430

		49,928,563

Materials (5.61%)
Axalta Coating Systems Ltd. (a)	58,430	1,881,446
Cliffs Natural Resources Inc. (a)	233,100	1,913,751
Eagle Materials Inc.	24,110	2,342,045
Innophos Holdings Inc.	15,800	852,726
Rayonier Advanced Materials Inc.	137,600	1,850,720
Ryerson Holding Corp. (a)	152,000	1,915,200
Schnitzer Steel Industries Inc. Class A	83,600	1,726,340
Sherwin-Williams Co., The	7,050	2,186,840
Vulcan Materials Co.	16,450	1,981,896

		16,650,964

Real Estate (5.62%)
Brixmor Property Group Inc.	104,170	2,235,489
Colony Starwood Homes	22,400	760,480
Equinix Inc.	8,780	3,515,249
Extra Space Storage Inc.	8,680	645,705
Farmland Partners Inc.	54,400	607,648
Healthcare Realty Trust Inc.	52,000	1,690,000
Hudson Pacific Properties Inc.	47,380	1,641,243
Monogram Residential Trust Inc.	153,900	1,534,383
Prologis Inc.	34,030	1,765,476
Summit Hotel Properties Inc.	141,400	2,259,572

		16,655,245

Telecommunication Services (0.85%)
ATN International Inc.	19,100	1,345,022
Windstream Holdings Inc.	218,600	1,191,370

		2,536,392

Utilities (3.76%)
American Water Works Co. Inc.	21,760	1,692,275
Edison International	16,700	1,329,487
MDU Resources Group Inc.	50,630	1,385,743
Middlesex Water Co.	37,300	1,378,235
Otter Tail Corp.	46,100	1,747,190
Spire Inc.	29,200	1,971,000
WGL Holdings Inc.	19,900	1,642,347

		11,146,277

Total Common Stocks
(cost $241,901,580)		289,001,278

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Short-term Investments (2.89%)
JPMorgan U.S. Government Money Market Fund Capital Shares	8,559,411	$8,559,411

Total Short-term Investments
(cost $8,559,411)		8,559,411

TOTAL INVESTMENTS (100.36%)
(cost $250,460,991)		297,560,689
LIABILITIES, NET OF OTHER ASSETS (-0.36%)		(1,070,942)

NET ASSETS (100.00%)		$296,489,747

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (95.94%)
Argentina (0.48%)
MercadoLibre Inc.	3,152	$666,553

Australia (3.15%)
Domino’s Pizza Enterprises Ltd.	65,083	2,889,924
REA Group Ltd.	31,906	1,446,238

		4,336,162

Austria (0.28%)
Erste Group Bank AG	11,801	384,289

Belgium (1.07%)
Anheuser-Busch InBev SA/NV	13,389	1,469,760

Brazil (0.13%)
Ambev SA	15,500	90,309
Ambev SA ADR	15,544	89,533

		179,842

Canada (3.91%)
Barrick Gold Corp.	16,344	310,372
Constellation Software Inc.	2,973	1,460,958
Dollarama Inc.	27,522	2,280,859
Element Fleet Management Corp.	142,890	1,322,687

		5,374,876

China (4.15%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	33,650	3,628,480
Ctrip.com International Ltd. ADR (a)	42,163	2,072,310

		5,700,790

Colombia (1.77%)
Bancolombia SA Sponsored ADR	21,422	854,095
Cementos Argos SA	150,776	618,841
Grupo Argos SA	36,196	254,822
Grupo Aval Acciones y Valores SA ADR	23,817	194,585
Grupo de Inversiones Suramericana	37,283	506,793

		2,429,136

Denmark (1.04%)
Novo Nordisk A/S Class B	41,482	1,424,650

France (10.31%)
AXA SA	45,988	1,189,950
Cie Generale des Etablissements Michelin Class B	11,867	1,441,308
Dassault Systemes SA	16,295	1,410,497
Essilor International SA	13,122	1,594,435
Hermes International	228	108,019
JC Decaux SA	17,059	600,370
L’Oreal SA	6,940	1,333,757
Pernod Ricard SA	11,612	1,373,794
Schneider Electric SE (Paris)	16,464	1,205,403
UbiSoft Entertainment SA (a)	25,494	1,089,104
Unibail-Rodamco SE (Amsterdam)	5,507	1,287,183

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Paris)	253	$59,135
Vivendi	75,707	1,471,928

		14,164,883

Germany (11.38%)
adidas AG	5,245	997,652
Allianz SE Reg.	6,609	1,224,315
Bayer AG Reg.	37,972	4,376,945
Deutsche Boerse AG	176	16,181
Deutsche Boerse AG Tendered Shares (a)	3,215	294,651
Fresenius SE & Co. KGaA	11,899	956,228
Linde AG	8,000	1,332,220
SAP SE	12,215	1,198,588
Scout24 AG (a) (b)	50,876	1,701,506
Wirecard AG	64,062	3,546,915

		15,645,201

Hong Kong (2.59%)
MGM China Holdings Ltd.	18,800	39,189
Tencent Holdings Ltd.	123,100	3,529,136

		3,568,325

India (2.36%)
HDFC Bank Ltd. ADR	27,510	2,069,302
Makemytrip Ltd. (a)	33,907	1,173,182

		3,242,484

Ireland (2.01%)
Alkermes PLC (a)	9,243	540,716
Ryanair Holdings PLC SP ADR (a)	26,766	2,221,042

		2,761,758

Israel (0.67%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	28,555	916,330

Japan (10.76%)
Dentsu Inc.	15,100	819,222
Fanuc Corp.	18,600	3,812,557
Hoya Corp.	16,400	788,991
Japan Tobacco Inc.	25,036	813,619
Kusuri no Aoki Holdings Co. Ltd.	29,400	1,311,156
MISUMI Group Inc.	113,300	2,047,603
NEXT Co. Ltd.	212,500	1,441,100
Olympus Corp.	15,700	603,575
SMC Corp.	1,900	561,825
START TODAY Co. Ltd.	45,500	1,006,615
Tokio Marine Holdings Inc.	37,400	1,577,566

		14,783,829

Malaysia (0.01%)
Genting BHD Warrants (a)	59,490	21,105

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Mexico (0.44%)
Becle SAB de CV (a)	5,500	$9,750
Fibra Uno Administracion SA de CV	53,300	91,129
Grupo Televisa SAB Sponsored ADR	19,241	499,112

		599,991

Netherlands (7.15%)
ASML Holding NV	36,640	4,862,490
Heineken NV	18,340	1,561,296
InterXion Holding NV (a)	85,998	3,402,081

		9,825,867

Norway (0.25%)
Statoil ASA	19,873	339,541

Spain (0.91%)
Banco Bilbao Vizcaya Argentaria SA	161,799	1,254,854

Sweden (1.72%)
Atlas Copco AB Class A	47,703	1,683,858
Investor AB B Shares	16,167	680,552

		2,364,410

Switzerland (6.65%)
Compagnie Financiere Richemont SA Reg.	13,555	1,071,788
Julius Baer Group Ltd.	41,416	2,067,389
LafargeHolcim Ltd. Reg.	13,827	817,210
Nestle SA Reg.	16,943	1,299,924
Novartis AG Reg.	18,406	1,366,232
Roche Holding AG	5,283	1,349,165
UBS Group AG	72,776	1,164,678

		9,136,386

United Kingdom (15.68%)
Abcam PLC	92,626	958,002
ASOS PLC (a)	15,005	1,136,446
British Land Company PLC	43,583	333,092
Dechra Pharmaceuticals PLC	71,428	1,498,099
Diageo PLC	43,409	1,241,931
Domino’s Pizza Group PLC	487,836	1,887,416
Great Portland Estates PLC	21,703	177,154
Hargreaves Lansdown PLC	120,346	1,961,668
Indivior PLC	50,655	204,423
Land Securities Group PLC	28,501	378,157
Liberty Global PLC Class A (a)	10,872	389,979
Liberty Global PLC LiLAC A (a)	1,032	22,952
Liberty Global PLC LiLAC C (a)	1,221	28,132
Liberty Global PLC Series C (a)	9,792	343,112
Lloyds Banking Group PLC	1,530,512	1,271,739
Paysafe Group PLC (a)	238,139	1,395,152
Reckitt Benckiser Group PLC	36,821	3,361,254
Rolls-Royce Holdings PLC	135,859	1,283,442
Shire PLC	31,916	1,863,821
Standard Chartered PLC (a)	149,286	1,427,119

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Weir Group PLC, The	16,112	$386,980

		21,550,070

United States (7.07%)
Coherent Inc. (a)	3,609	742,155
Las Vegas Sands Corp.	63,831	3,642,835
Norwegian Cruise Line Holdings Ltd. (a)	20,215	1,025,507
Schlumberger Ltd.	30,083	2,349,483
Wynn Resorts Ltd.	17,044	1,953,413

		9,713,393

Total Common Stocks
(cost $108,362,509)		131,854,485

Preferred Stocks (1.19%)
Colombia (0.16%)
Grupo Argos SA	22,328	149,113
Grupo de Inversiones Suramericana, 0.00%	5,177	68,787

		217,900

Germany (1.03%)
Sartorius AG, 0.00%	16,159	1,417,860

Total Preferred Stocks
(cost $1,448,445)		1,635,760

Short-term Investments (2.47%)
State Street Institutional U.S. Government Money Market Fund Premier Class	3,395,017	3,395,017

Total Short-term Investments
(cost $3,395,017)		3,395,017

TOTAL INVESTMENTS (99.60%)
(cost $113,205,971)		136,885,262
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.40%)		543,502

NET ASSETS (100.00%)		$137,428,764

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in a transaction exempt from registration, normally to a qualified institutional buyer. At March 31, 2017, the value of this security amounted to $1,701,506 or 1.24% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$40,760,633	29.78
United States Dollar	32,530,278	23.76
British Pound	20,765,895	15.17
Japanese Yen	14,783,829	10.80
Swiss Franc	9,136,386	6.67
Canadian Dollar	5,064,504	3.70
Australian Dollar	4,336,162	3.17
Hong Kong Dollar	3,568,325	2.61
Swedish Krona	2,364,410	1.73
Colombian Peso	1,598,356	1.17
Danish Krone	1,424,650	1.04
Norwegian Krone	339,541	0.25
Mexican Peso	100,879	0.07
Brazilian Real	90,309	0.07
Malaysian Ringgit	21,105	0.01

Total Investments	$136,885,262	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$29,809,713	21.69
Information Technology	28,633,615	20.84
Health Care	19,859,472	14.45
Financials	19,531,200	14.21
Consumer Staples	13,956,083	10.15
Industrials	13,202,710	9.61
Materials	3,482,578	2.53
Energy	2,689,024	1.96
Real Estate	2,325,850	1.69

Total Stocks	133,490,245	97.13
Short-term Investments	3,395,017	2.47
Cash and Other Assets, Net of Liabilities	543,502	0.40

Net Assets	$137,428,764	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (95.65%)
Consumer Discretionary (11.79%)
Advance Auto Parts Inc.	4,818	$714,313
Amazon.com Inc. (a)	26,362	23,370,967
AutoNation Inc. (a)	4,393	185,780
AutoZone Inc. (a)	1,897	1,371,626
Bed Bath & Beyond Inc.	9,961	393,061
Best Buy Co. Inc.	18,269	897,921
BorgWarner Inc.	13,330	557,061
CarMax Inc. (a)	12,600	746,172
Carnival Corp.	27,793	1,637,286
CBS Corp. Class B	24,827	1,722,001
Charter Communications Inc. Class A (a)	14,345	4,695,405
Chipotle Mexican Grill Inc. (a)	1,924	857,180
Coach Inc.	18,349	758,364
Comcast Corp. Class A	315,135	11,845,925
Darden Restaurants Inc.	8,352	698,812
Delphi Automotive PLC	17,888	1,439,805
Discovery Communications Inc. Class A (a)	9,171	266,784
Discovery Communications Inc. Class C (a)	14,844	420,234
DISH Network Corp. Class A (a)	15,030	954,255
Dollar General Corp.	16,786	1,170,488
Dollar Tree Inc. (a)	15,604	1,224,290
DR Horton Inc.	22,428	747,077
Expedia Inc.	7,976	1,006,332
Foot Locker Inc.	8,958	670,148
Ford Motor Co.	257,600	2,998,464
GAP Inc., The	14,509	352,424
Garmin Ltd.	7,868	402,133
General Motors Co.	91,008	3,218,043
Genuine Parts Co.	9,855	910,701
Goodyear Tire & Rubber Co., The	16,620	598,320
H&R Block Inc.	13,383	311,155
Hanesbrands Inc.	24,898	516,882
Harley-Davidson Inc.	11,829	715,654
Hasbro Inc.	7,501	748,750
Home Depot Inc., The	81,138	11,913,493
Interpublic Group of Companies Inc., The	26,257	645,134
Kohl’s Corp.	11,886	473,182
L Brands Inc.	15,900	748,890
Leggett & Platt Inc.	8,828	444,225
Lennar Corp. Class A	13,470	689,529
LKQ Corp. (a)	20,105	588,473
Lowe’s Companies Inc.	57,550	4,731,186
Macy’s Inc.	20,403	604,745
Marriott International Inc. Class A	20,911	1,969,398
Mattel Inc.	22,466	575,354
McDonald’s Corp.	54,530	7,067,633
Michael Kors Holdings Ltd. (a)	10,467	398,897
Mohawk Industries Inc. (a)	4,172	957,432
Netflix Inc. (a)	28,643	4,233,722
Newell Brands Inc.	31,915	1,505,431
News Corp. Class A	25,331	329,303
News Corp. Class B	7,929	107,042
NIKE Inc. Class B	88,250	4,918,172
Nordstrom Inc.	7,696	358,403

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	15,734	$1,356,428
O’Reilly Automotive Inc. (a)	6,158	1,661,675
Priceline Group Inc., The (a)	3,272	5,824,062
PulteGroup Inc.	19,302	454,562
PVH Corp.	5,310	549,426
Ralph Lauren Corp.	3,493	285,099
Ross Stores Inc.	26,255	1,729,417
Royal Caribbean Cruises Ltd.	11,215	1,100,304
Scripps Networks Interactive Class A	6,236	488,715
Signet Jewelers Ltd.	4,566	316,287
Staples Inc.	42,038	368,673
Starbucks Corp.	97,086	5,668,852
Target Corp.	36,772	2,029,447
TEGNA Inc.	14,031	359,474
Tiffany & Co.	7,240	689,972
Time Warner Inc.	51,517	5,033,726
TJX Companies Inc., The	43,552	3,444,092
Tractor Supply Co.	8,499	586,176
TripAdvisor Inc. (a)	7,617	328,750
Twenty-First Century Fox Inc. Class A	70,425	2,281,066
Twenty-First Century Fox Inc. Class B	32,235	1,024,428
Ulta Beauty Inc. (a)	3,881	1,106,978
Under Armour Inc. Class A (a)	12,275	242,800
Under Armour Inc. Class C (a)	12,405	227,012
VF Corp.	21,935	1,205,767
Viacom Inc. Class B	22,729	1,059,626
Walt Disney Co., The	96,875	10,984,656
Whirlpool Corp.	5,014	859,049
Wyndham Worldwide Corp.	7,021	591,800
Wynn Resorts Ltd.	5,329	610,757
Yum! Brands Inc.	22,428	1,433,149

		166,285,682

Consumer Staples (8.90%)
Altria Group Inc.	129,393	9,241,245
Archer-Daniels-Midland Co.	37,949	1,747,172
Brown-Forman Corp. Class B	12,071	557,439
Campbell Soup Co.	12,865	736,393
Church & Dwight Co. Inc.	16,840	839,811
Clorox Co., The	8,488	1,144,437
Coca-Cola Co., The	257,139	10,912,979
Colgate-Palmolive Co.	58,934	4,313,379
Conagra Brands Inc.	27,592	1,113,061
Constellation Brands Inc. Class A	11,505	1,864,615
Costco Wholesale Corp.	29,231	4,901,746
Coty Inc. Class A	31,191	565,493
CVS Health Corp.	68,231	5,356,134
Dr Pepper Snapple Group Inc.	12,285	1,202,947
Estee Lauder Companies Inc. Class A, The	14,559	1,234,458
General Mills Inc.	38,603	2,277,963
Hershey Co., The	9,281	1,013,949
Hormel Foods Corp.	17,747	614,579
JM Smucker Co., The	7,710	1,010,627
Kellogg Co.	16,701	1,212,660
Kimberly-Clark Corp.	23,795	3,132,136
Kraft Heinz Co., The	39,459	3,583,272

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	61,415	$1,811,128
McCormick & Company Inc.	7,643	745,575
Mead Johnson Nutrition Co. Class A	12,277	1,093,635
Molson Coors Brewing Co. Class B	12,360	1,182,976
Mondelez International Inc. Class A	101,515	4,373,266
Monster Beverage Corp. (a)	26,853	1,239,803
PepsiCo Inc.	95,031	10,630,168
Philip Morris International Inc.	103,020	11,630,958
Procter & Gamble Co., The	170,242	15,296,253
Reynolds American Inc.	55,225	3,480,280
Sysco Corp.	33,190	1,723,225
Tyson Foods Inc. Class A	19,204	1,185,079
Walgreens Boots Alliance Inc.	56,626	4,702,789
Wal-Mart Stores Inc.	100,347	7,233,012
Whole Foods Market Inc.	20,943	622,426

		125,527,068

Energy (6.30%)
Anadarko Petroleum Corp.	37,074	2,298,588
Apache Corp.	25,120	1,290,917
Baker Hughes Inc.	28,318	1,693,983
Cabot Oil & Gas Corp.	31,572	754,887
Chesapeake Energy Corp. (a)	50,161	297,956
Chevron Corp.	126,012	13,529,908
Cimarex Energy Co.	6,285	750,995
Concho Resources Inc. (a)	9,871	1,266,844
ConocoPhillips	82,281	4,103,353
Devon Energy Corp.	34,577	1,442,552
EOG Resources Inc.	38,514	3,757,041
EQT Corp.	11,458	700,084
Exxon Mobil Corp.	275,905	22,626,969
Halliburton Co.	57,834	2,846,011
Helmerich & Payne Inc.	7,029	467,921
Hess Corp.	17,821	859,150
Kinder Morgan Inc.	127,094	2,763,024
Marathon Oil Corp.	56,208	888,086
Marathon Petroleum Corp.	35,328	1,785,477
Murphy Oil Corp.	10,837	309,830
National-Oilwell Varco Inc.	24,841	995,876
Newfield Exploration Co. (a)	13,150	485,366
Noble Energy Inc.	28,940	993,800
Occidental Petroleum Corp.	50,897	3,224,834
ONEOK Inc.	14,218	788,246
Phillips 66	29,410	2,329,860
Pioneer Natural Resources Co.	11,379	2,119,111
Range Resources Corp.	12,440	362,004
Schlumberger Ltd.	92,876	7,253,616
Southwestern Energy Co. (a)	32,654	266,783
TechnipFMC PLC (a)	31,175	1,013,188
Tesoro Corp.	7,664	621,244
Transocean Ltd. (a)	25,218	313,964
Valero Energy Corp.	30,027	1,990,490
Williams Companies Inc., The	55,072	1,629,580

		88,821,538

Financials (13.74%)
Affiliated Managers Group Inc. (a)	3,794	621,987

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Aflac Inc.	26,722	$1,935,207
Allstate Corp., The	24,581	2,003,106
American Express Co.	50,512	3,996,004
American International Group Inc.	61,788	3,857,425
Ameriprise Financial Inc.	10,310	1,337,001
Aon PLC	17,582	2,086,808
Arthur J. Gallagher & Co.	11,624	657,221
Assurant Inc.	3,712	355,127
Bank of America Corp.	666,985	15,734,176
Bank of New York Mellon Corp.	69,048	3,261,137
BB&T Corp.	53,916	2,410,045
Berkshire Hathaway Inc. Class B (a)	126,444	21,075,686
BlackRock Inc.	8,079	3,098,377
Capital One Financial Corp.	32,006	2,773,640
CBOE Holdings Inc.	6,055	490,879
Charles Schwab Corp., The	80,823	3,298,387
Chubb Ltd.	31,093	4,236,421
Cincinnati Financial Corp.	9,828	710,270
Citigroup Inc.	184,248	11,021,715
Citizens Financial Group Inc.	33,766	1,166,615
CME Group Inc.	22,682	2,694,622
Comerica Inc.	11,569	793,402
Discover Financial Services	25,765	1,762,068
E*TRADE Financial Corp. (a)	18,122	632,277
Fifth Third Bancorp	49,725	1,263,015
Franklin Resources Inc.	22,618	953,123
Goldman Sachs Group Inc., The	24,653	5,663,287
Hartford Financial Services Group Inc., The	24,955	1,199,587
Huntington Bancshares Inc.	71,556	958,135
Intercontinental Exchange Inc.	39,435	2,360,973
Invesco Ltd.	26,433	809,643
JPMorgan Chase & Co.	237,515	20,863,318
KeyCorp	71,405	1,269,581
Leucadia National Corp.	21,472	558,272
Lincoln National Corp.	15,010	982,404
Loews Corp.	18,304	856,078
M&T Bank Corp.	10,454	1,617,547
Marsh & McLennan Companies Inc.	34,212	2,527,925
MetLife Inc.	72,467	3,827,707
Moody’s Corp.	11,135	1,247,565
Morgan Stanley	95,694	4,099,531
Nasdaq Inc.	7,668	532,543
Navient Corp.	19,114	282,123
Northern Trust Corp.	14,236	1,232,553
People’s United Financial Inc.	20,386	371,025
PNC Financial Services Group Inc.	32,309	3,884,834
Principal Financial Group Inc.	17,707	1,117,489
Progressive Corp., The	38,320	1,501,378
Prudential Financial Inc.	28,657	3,057,129
Raymond James Financial Inc.	8,573	653,777
Regions Financial Corp.	80,024	1,162,749
S&P Global Inc.	17,218	2,251,081
State Street Corp.	23,911	1,903,555
SunTrust Banks Inc.	32,706	1,808,642
Synchrony Financial	51,353	1,761,408
T. Rowe Price Group Inc.	16,287	1,109,959

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Torchmark Corp.	7,376	$568,247
Travelers Companies Inc., The	18,786	2,264,464
U.S. Bancorp	106,054	5,461,781
Unum Group	15,529	728,155
Wells Fargo & Co.	299,455	16,667,665
Willis Towers Watson PLC	8,585	1,123,691
XL Group Ltd.	17,526	698,586
Zions Bancorporation	13,524	568,008

		193,778,136

Health Care (13.30%)
Abbott Laboratories	114,749	5,096,000
AbbVie Inc.	106,096	6,913,215
Aetna Inc.	23,385	2,982,757
Agilent Technologies Inc.	21,629	1,143,525
Alexion Pharmaceuticals Inc. (a)	14,796	1,793,867
Allergan PLC (a)	22,251	5,316,209
AmerisourceBergen Corp.	11,044	977,394
Amgen Inc.	49,037	8,045,501
Anthem Inc.	17,541	2,900,931
Baxter International Inc.	32,398	1,680,160
Becton, Dickinson and Co.	14,192	2,603,380
Biogen Inc. (a)	14,402	3,937,795
Boston Scientific Corp. (a)	90,042	2,239,345
Bristol-Myers Squibb Co.	111,212	6,047,709
C.R. Bard Inc.	4,837	1,202,188
Cardinal Health Inc.	21,092	1,720,053
Celgene Corp. (a)	51,780	6,442,985
Centene Corp. (a)	11,274	803,385
Cerner Corp. (a)	19,375	1,140,219
Cigna Corp.	17,128	2,509,081
Cooper Companies Inc., The	3,224	644,445
Danaher Corp.	40,645	3,476,367
DaVita Inc. (a)	10,302	700,227
Dentsply Sirona Inc.	15,496	967,570
Edwards Lifesciences Corp. (a)	14,095	1,325,917
Eli Lilly and Co.	64,688	5,440,908
Envision Healthcare Corp. (a)	7,758	475,721
Express Scripts Holding Co. (a)	40,406	2,663,159
Gilead Sciences Inc.	86,918	5,903,471
HCA Holdings Inc. (a)	19,539	1,738,776
Henry Schein Inc. (a)	5,259	893,872
Hologic Inc. (a)	18,369	781,601
Humana Inc.	9,970	2,055,216
IDEXX Laboratories Inc. (a)	5,949	919,775
Illumina Inc. (a)	9,656	1,647,700
Incyte Corp. (a)	11,789	1,575,836
Intuitive Surgical Inc. (a)	2,463	1,887,816
Johnson & Johnson	180,539	22,486,132
Laboratory Corp. of America Holdings (a)	6,821	978,609
Mallinckrodt PLC (a)	6,668	297,193
McKesson Corp.	14,068	2,085,722
Medtronic PLC	91,068	7,336,438
Merck & Co. Inc.	183,013	11,628,646
Mettler-Toledo International Inc. (a)	1,764	844,797
Mylan NV (a)	30,445	1,187,051

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Patterson Companies Inc.	5,351	$242,026
PerkinElmer Inc.	7,034	408,394
Perrigo Co. PLC	9,419	625,327
Pfizer Inc.	396,296	13,557,286
Quest Diagnostics Inc.	9,198	903,152
Regeneron Pharmaceuticals Inc. (a)	5,065	1,962,738
Stryker Corp.	20,575	2,708,699
Thermo Fisher Scientific Inc.	26,028	3,997,901
UnitedHealth Group Inc.	63,332	10,387,081
Universal Health Services Inc. Class B	5,965	742,344
Varian Medical Systems Inc. (a)	6,131	558,718
Vertex Pharmaceuticals Inc. (a)	16,415	1,794,980
Waters Corp. (a)	5,411	845,793
Zimmer Biomet Holdings Inc.	13,242	1,616,981
Zoetis Inc.	32,755	1,748,134

		187,538,218

Industrials (9.65%)
3M Co.	39,776	7,610,342
Acuity Brands Inc.	2,893	590,172
Alaska Air Group Inc.	8,264	762,106
Allegion PLC	6,309	477,591
American Airlines Group Inc.	33,346	1,410,536
AMETEK Inc.	15,439	834,941
Arconic Inc.	28,792	758,381
Boeing Co., The	37,933	6,708,830
Caterpillar Inc.	38,978	3,615,599
CH Robinson Worldwide Inc.	9,499	734,178
Cintas Corp.	5,758	728,617
CSX Corp.	61,606	2,867,759
Cummins Inc.	10,270	1,552,824
Deere & Co.	19,595	2,133,112
Delta Air Lines Inc.	48,556	2,231,634
Dover Corp.	10,345	831,221
Dun & Bradstreet Corp.	2,398	258,840
Eaton Corp. PLC	30,130	2,234,140
Emerson Electric Co.	42,605	2,550,335
Equifax Inc.	7,900	1,080,246
Expeditors International of Washington Inc.	12,182	688,161
Fastenal Co.	18,969	976,904
FedEx Corp.	16,326	3,186,019
Flowserve Corp.	8,630	417,865
Fluor Corp.	9,309	489,840
Fortive Corp.	19,761	1,190,007
Fortune Brands Home & Security Inc.	10,115	615,498
General Dynamics Corp.	18,944	3,546,317
General Electric Co.	580,368	17,294,966
Honeywell International Inc.	50,742	6,336,154
Illinois Tool Works Inc.	20,939	2,773,789
Ingersoll-Rand PLC	17,080	1,388,946
J.B. Hunt Transport Services Inc.	5,956	546,403
Jacobs Engineering Group Inc. (a)	8,155	450,808
Johnson Controls International PLC	62,474	2,631,405
Kansas City Southern	7,107	609,496
L3 Technologies Inc.	5,126	847,277
Lockheed Martin Corp.	16,715	4,472,934

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Masco Corp.	21,700	$737,583
Nielsen Holdings PLC	22,236	918,569
Norfolk Southern Corp.	19,429	2,175,465
Northrop Grumman Corp.	11,708	2,784,631
PACCAR Inc.	23,060	1,549,632
Parker Hannifin Corp.	8,849	1,418,672
Pentair PLC	11,031	692,526
Quanta Services Inc. (a)	9,992	370,803
Raytheon Co.	19,528	2,978,020
Republic Services Inc.	15,430	969,158
Robert Half International Inc.	8,311	405,826
Rockwell Automation Inc.	8,518	1,326,338
Rockwell Collins Inc.	8,631	838,588
Roper Technologies Inc.	6,711	1,385,754
Ryder System Inc.	3,591	270,905
Snap-on Inc.	3,865	651,910
Southwest Airlines Co.	41,033	2,205,934
Stanley Black & Decker Inc.	10,264	1,363,778
Stericycle Inc. (a)	5,660	469,157
Textron Inc.	17,604	837,774
TransDigm Group Inc.	3,315	729,830
Union Pacific Corp.	54,195	5,740,334
United Continental Holdings Inc. (a)	18,987	1,341,242
United Parcel Service Inc. Class B	45,743	4,908,224
United Rentals Inc. (a)	5,593	699,405
United Technologies Corp.	49,972	5,607,358
Verisk Analytics Inc. (a)	10,406	844,343
W.W. Grainger Inc.	3,691	859,117
Waste Management Inc.	26,931	1,963,809
Xylem Inc.	11,789	592,044

		136,070,922

Information Technology (21.12%)
Accenture PLC Class A	41,472	4,971,665
Activision Blizzard Inc.	45,952	2,291,167
Adobe Systems Inc. (a)	32,971	4,290,516
Advanced Micro Devices Inc. (a)	51,020	742,341
Akamai Technologies Inc. (a)	11,468	684,640
Alliance Data Systems Corp.	3,728	928,272
Alphabet Inc. Class A (a)	19,759	16,751,680
Alphabet Inc. Class C (a)	19,687	16,331,548
Amphenol Corp. Class A	20,431	1,454,074
Analog Devices Inc.	23,995	1,966,390
Apple Inc.	348,964	50,132,168
Applied Materials Inc.	71,813	2,793,526
Autodesk Inc. (a)	12,925	1,117,625
Automatic Data Processing Inc.	29,936	3,065,147
Broadcom Ltd.	26,657	5,836,817
CA Inc.	20,802	659,839
Cisco Systems Inc.	332,870	11,251,006
Citrix Systems Inc. (a)	10,307	859,501
Cognizant Technology Solutions Corp. Class A (a)	40,464	2,408,417
Corning Inc.	61,915	1,671,705
CSRA Inc.	9,640	282,356
eBay Inc. (a)	67,476	2,265,169
Electronic Arts Inc. (a)	20,563	1,840,800

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
F5 Networks Inc. (a)	4,407	$628,306
Facebook Inc. Class A (a)	156,779	22,270,457
Fidelity National Information Services Inc.	21,684	1,726,480
Fiserv Inc. (a)	14,407	1,661,271
FLIR Systems Inc.	8,712	316,071
Global Payments Inc.	10,165	820,112
Harris Corp.	8,222	914,862
Hewlett Packard Enterprise Co.	110,906	2,628,472
HP Inc.	113,278	2,025,411
Intel Corp.	314,078	11,328,793
International Business Machines Corp.	57,207	9,962,027
Intuit Inc.	16,223	1,881,706
Juniper Networks Inc.	25,339	705,184
KLA-Tencor Corp.	10,376	986,446
Lam Research Corp.	10,826	1,389,625
MasterCard Inc. Class A	62,780	7,060,867
Microchip Technology Inc.	14,256	1,051,808
Micron Technology Inc. (a)	69,077	1,996,325
Microsoft Corp.	514,270	33,869,822
Motorola Solutions Inc.	11,033	951,265
NetApp Inc.	17,793	744,637
NVIDIA Corp.	39,185	4,268,422
Oracle Corp.	199,180	8,885,420
Paychex Inc.	21,086	1,241,965
PayPal Holdings Inc. (a)	74,255	3,194,450
Qorvo Inc. (a)	8,280	567,677
QUALCOMM Inc.	98,025	5,620,754
Red Hat Inc. (a)	11,987	1,036,876
salesforce.com inc. (a)	43,532	3,590,955
Seagate Technology PLC	19,896	913,823
Skyworks Solutions Inc.	12,278	1,202,998
Symantec Corp.	41,507	1,273,435
Synopsys Inc. (a)	10,039	724,113
TE Connectivity Ltd.	23,647	1,762,884
Teradata Corp. (a)	8,349	259,821
Texas Instruments Inc.	66,345	5,344,753
Total System Services Inc.	10,953	585,547
VeriSign Inc. (a)	5,835	508,287
Visa Inc. Class A	123,634	10,987,354
Western Digital Corp.	19,182	1,583,090
Western Union Co.	31,454	640,089
Xerox Corp.	56,336	413,506
Xilinx Inc.	16,358	946,965
Yahoo! Inc. (a)	58,364	2,708,673

		297,778,173

Materials (2.71%)
Air Products & Chemicals Inc.	14,333	1,939,110
Albemarle Corp.	7,404	782,159
Avery Dennison Corp.	6,014	484,728
Ball Corp.	11,475	852,134
CF Industries Holdings Inc.	15,055	441,864
Dow Chemical Co., The	74,629	4,741,927
E.I. du Pont de Nemours & Co.	57,527	4,621,144
Eastman Chemical Co.	9,827	794,022
Ecolab Inc.	17,480	2,190,943

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
FMC Corp.	8,823	$613,993
Freeport-McMoRan Inc. (a)	88,214	1,178,539
International Flavors & Fragrances Inc.	5,337	707,313
International Paper Co.	26,973	1,369,689
LyondellBasell Industries NV Class A	22,047	2,010,466
Martin Marietta Materials Inc.	4,138	903,118
Monsanto Co.	29,190	3,304,308
Mosaic Co., The	23,435	683,833
Newmont Mining Corp.	35,101	1,156,929
Nucor Corp.	21,294	1,271,678
PPG Industries Inc.	17,184	1,805,695
Praxair Inc.	18,878	2,238,931
Sealed Air Corp.	12,757	555,950
Sherwin-Williams Co., The	5,427	1,683,401
Vulcan Materials Co.	8,735	1,052,393
WestRock Co.	16,769	872,491

		38,256,758

Real Estate (2.81%)
Alexandria Real Estate Equities Inc.	5,932	655,607
American Tower Corp.	28,510	3,465,105
Apartment Investment and Management Co.	10,870	482,084
AvalonBay Communities Inc.	9,090	1,668,924
Boston Properties Inc.	10,319	1,366,339
CBRE Group Inc. Class A (a)	20,180	702,062
Crown Castle International Corp.	23,858	2,253,388
Digital Realty Trust Inc.	10,808	1,149,863
Equinix Inc.	5,169	2,069,513
Equity Residential	24,628	1,532,354
Essex Property Trust Inc.	4,429	1,025,446
Extra Space Storage Inc.	8,199	609,924
Federal Realty Investment Trust	4,718	629,853
GGP Inc.	38,222	885,986
HCP Inc.	30,967	968,648
Host Hotels & Resorts Inc.	49,437	922,494
Iron Mountain Inc.	16,035	571,968
Kimco Realty Corp.	27,902	616,355
Macerich Co., The	7,985	514,234
Mid-America Apartment Communities Inc.	7,506	763,660
Prologis Inc.	34,895	1,810,353
Public Storage	9,993	2,187,568
Realty Income Corp.	17,859	1,063,146
Regency Centers Corp.	9,684	642,921
Simon Property Group Inc.	21,272	3,659,422
SL Green Realty Corp.	6,593	702,946
UDR Inc.	17,327	628,277
Ventas Inc.	23,709	1,542,033
Vornado Realty Trust	11,372	1,140,725
Welltower Inc.	24,081	1,705,416
Weyerhaeuser Co.	49,489	1,681,636

		39,618,250

Telecommunication Services (2.28%)
AT&T Inc.	408,286	16,964,283

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
CenturyLink Inc.	34,003	$801,451
Level 3 Communications Inc. (a)	19,273	1,102,801
Verizon Communications Inc.	270,936	13,208,130

		32,076,665

Utilities (3.05%)
AES Corp., The	43,622	487,694
Alliant Energy Corp.	14,983	593,477
Ameren Corp.	15,960	871,256
American Electric Power Company Inc.	32,562	2,185,887
American Water Works Co. Inc.	11,732	912,398
CenterPoint Energy Inc.	28,694	791,094
CMS Energy Corp.	19,007	850,373
Consolidated Edison Inc.	20,509	1,592,729
Dominion Resources Inc.	41,855	3,246,692
DTE Energy Co.	12,147	1,240,330
Duke Energy Corp.	46,514	3,814,613
Edison International	21,892	1,742,822
Entergy Corp.	11,767	893,821
Eversource Energy	20,847	1,225,387
Exelon Corp.	61,075	2,197,479
FirstEnergy Corp.	28,713	913,648
NextEra Energy Inc.	31,260	4,012,846
NiSource Inc.	21,323	507,274
NRG Energy Inc.	20,175	377,272
PG&E Corp.	33,803	2,243,167
Pinnacle West Capital Corp.	7,461	622,098
PPL Corp.	44,902	1,678,886
Public Service Enterprise Group Inc.	33,890	1,503,022
SCANA Corp.	9,482	619,649
Sempra Energy	16,778	1,853,969
Southern Co.	65,922	3,281,597
WEC Energy Group Inc.	21,204	1,285,598
Xcel Energy Inc.	33,996	1,511,122

		43,056,200

Total Common Stocks
(cost $740,154,997)		1,348,807,610

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Short-term Investments (4.08%)
State Street Institutional U.S. Government Money Market Fund Premier Class	57,529,402	$57,529,402

Total Short-term Investments
(cost $57,529,402)		57,529,402

TOTAL INVESTMENTS (99.73%)
(cost $797,684,399)		1,406,337,012
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.27%) (b)		3,868,217

NET ASSETS (100.00%)		$1,410,205,229

(a)	Non-income producing security.

(b)	At March 31, 2017, cash in the amount of $2,626,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	517	June 2017	$61,080,432	$60,985,320	($95,112)

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (97.41%)
Consumer Discretionary (11.94%)
1-800-FLOWERS.COM Inc. (a)	6,934	$70,727
Aaron’s Inc.	17,135	509,591
Abercrombie & Fitch Co. Class A	18,048	215,313
Acushnet Holdings Corp. (a)	4,228	73,060
AMC Entertainment Holdings Inc. Class A	13,945	438,570
American Axle & Manufacturing Holdings Inc. (a)	20,496	384,915
American Eagle Outfitters Inc.	43,717	613,350
American Outdoor Brands Corp. (a)	14,518	287,602
American Public Education Inc. (a)	3,946	90,363
America’s Car-Mart Inc. (a)	2,000	72,900
Asbury Automotive Group Inc. (a)	5,217	313,542
Ascena Retail Group Inc. (a)	44,720	190,507
Ascent Capital Group LLC Class A (a)	2,627	37,120
At Home Group Inc. (a)	2,180	33,049
AV Homes Inc. (a)	3,652	60,075
Barnes & Noble Education Inc. (a)	10,293	98,710
Barnes & Noble Inc.	16,215	149,989
Bassett Furniture Industries Inc.	2,600	69,940
Beazer Homes USA Inc. (a)	8,543	103,627
Belmond Ltd. Class A (a)	21,823	264,058
Big 5 Sporting Goods Corp.	4,819	72,767
Big Lots Inc.	11,671	568,144
Biglari Holdings Inc. (a)	264	114,043
BJ’s Restaurants Inc. (a)	5,208	210,403
Bloomin’ Brands Inc.	27,172	536,104
Bob Evans Farms Inc.	5,187	336,481
Bojangles’ Inc. (a)	2,499	51,230
Boot Barn Holdings Inc (a)	3,780	37,384
Boyd Gaming Corp. (a)	21,421	471,476
Bridgepoint Education Inc. (a)	4,363	46,553
Bright Horizons Family Solutions Inc. (a)	11,429	828,488
Buckle Inc., The	7,478	139,091
Buffalo Wild Wings Inc. (a)	4,438	677,904
Build-A-Bear Workshop Inc. (a)	3,700	32,745
Caesars Acquisition Co. Class A (a)	12,807	197,228
Caesars Entertainment Corp. (a)	15,006	143,307
Caleres Inc.	10,473	276,697
Callaway Golf Co.	24,126	267,075
Cambium Learning Group Inc. (a)	3,100	15,190
Camping World Holdings Inc. Class A	2,570	82,857
Capella Education Co.	3,005	255,500
Career Education Corp. (a)	16,995	147,856
Carriage Services Inc.	4,085	110,785
Carrols Restaurant Group Inc. (a)	8,700	123,105
Cato Corp. Class A	6,644	145,902
Cavco Industries Inc. (a)	2,242	260,969
Central European Media Enterprises Ltd. Class A (a)	19,051	59,058
Century Casinos Inc. (a)	7,220	54,583
Century Communities Inc. (a)	4,485	113,919
Cheesecake Factory Inc., The	11,706	741,692
Chegg Inc. (a)	21,363	180,304
Chico’s FAS Inc.	34,333	487,529
Children’s Place Inc., The	4,851	582,363
Churchill Downs Inc.	3,528	560,423

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chuy’s Holdings Inc. (a)	4,277	$127,455
Citi Trends Inc.	3,800	64,600
ClubCorp Holdings Inc.	17,241	276,718
Collectors Universe Inc.	2,144	55,958
Columbia Sportswear Co.	6,991	410,721
Conn’s Inc. (a)	5,889	51,529
Container Store Group Inc., The (a)	3,526	14,915
Cooper Tire & Rubber Co.	14,317	634,959
Cooper-Standard Holdings Inc. (a)	3,865	428,744
Core-Mark Holding Company Inc.	12,073	376,557
Cracker Barrel Old Country Store Inc.	4,803	764,878
Crocs Inc. (a)	19,093	134,988
CSS Industries Inc.	2,418	62,675
Culp Inc.	2,899	90,449
Daily Journal Corp. (a)	305	65,358
Dana Inc.	38,806	749,344
Dave & Buster’s Entertainment Inc. (a)	9,885	603,875
Deckers Outdoor Corp. (a)	8,463	505,495
Del Frisco’s Restaurant Group Inc. (a)	5,863	105,827
Del Taco Restaurants Inc. (a)	5,933	78,672
Delta Apparel Inc. (a)	1,816	32,016
Denny’s Corp. (a)	17,919	221,658
Destination XL Group Inc. (a)	10,167	28,976
DeVry Education Group Inc.	15,929	564,683
DineEquity Inc.	4,771	259,638
Dorman Products Inc. (a)	6,866	563,905
DSW Inc. Class A	17,824	368,600
Duluth Holdings Inc. (a)	2,470	52,586
E.W. Scripps Co. Class A, The (a)	15,360	360,038
El Pollo Loco Holdings Inc. (a)	5,328	63,670
Eldorado Resorts Inc. (a)	8,082	152,952
Empire Resorts Inc. (a)	740	17,945
Entercom Communications Corp. Class A	6,669	95,367
Entravision Communications Corp. Class A	16,849	104,464
Eros International PLC (a)	7,540	77,662
Escalade Inc.	2,500	32,250
Ethan Allen Interiors Inc.	6,422	196,834
Etsy Inc. (a)	27,875	296,311
Express Inc. (a)	19,914	181,417
Fiesta Restaurant Group Inc. (a)	6,800	164,560
Finish Line Inc. Class A, The	10,881	154,837
Five Below Inc. (a)	13,714	593,953
Flexsteel Industries Inc.	1,720	86,688
Fogo De Chao Inc. (a)	1,224	19,890
Fossil Group Inc. (a)	11,188	195,231
Fox Factory Holding Corp. (a)	5,725	164,308
Francesca’s Holdings Corp. (a)	9,102	139,716
Fred’s Inc. Class A	9,340	122,354
FTD Companies Inc. (a)	4,651	93,671
Gaia Inc. (a)	901	8,965
Gannett Co. Inc.	31,287	262,185
Genesco Inc. (a)	5,368	297,656
Gentherm Inc. (a)	9,450	370,912
G-III Apparel Group Ltd. (a)	11,135	243,745
Global Eagle Entertainment Inc. (a)	12,014	38,325

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
GNC Holdings Inc. Class A	18,241	$134,254
Golden Entertainment Inc.	2,854	37,758
GoPro Inc. Class A (a)	26,911	234,126
Grand Canyon Education Inc. (a)	11,755	841,776
Gray Television Inc. (a)	16,773	243,208
Green Brick Partners Inc. (a)	6,407	63,750
Group 1 Automotive Inc.	5,424	401,810
Guess? Inc.	16,217	180,820
Habit Restaurants Inc., The Class A (a)	3,467	61,366
Haverty Furniture Companies Inc.	5,035	122,602
Helen of Troy Ltd. (a)	7,145	673,059
Hemisphere Media Group Inc. (a)	1,840	21,620
Hibbett Sports Inc. (a)	5,976	176,292
Hooker Furniture Corp.	2,963	92,001
Horizon Global Corp. (a)	4,946	68,650
Houghton Mifflin Harcourt Co. (a)	32,987	334,818
Hovnanian Enterprises Inc. Class A (a)	29,924	67,927
HSN Inc.	8,200	304,220
Iconix Brand Group Inc. (a)	11,267	84,728
ILG Inc.	29,820	625,027
IMAX Corp. (a)	15,525	527,850
Installed Building Products Inc. (a)	5,231	275,935
International Speedway Corp. Class A	6,834	252,516
Intrawest Resorts Holdings Inc. (a)	4,385	109,669
iRobot Corp. (a)	6,964	460,599
Isle of Capri Casinos Inc. (a)	6,966	183,624
J. Alexander’s Holdings Inc. (a)	3,368	33,848
Jack in the Box Inc.	8,477	862,280
JAKKS Pacific Inc. (a)	4,527	24,898
Jamba Inc. (a)	3,395	30,725
Johnson Outdoors Inc. Class A	1,230	44,895
K12 Inc. (a)	9,299	178,076
KB Home	21,848	434,338
Kirkland’s Inc. (a)	3,634	45,062
Kona Grill Inc. (a)	2,000	12,600
La Quinta Holdings Inc. (a)	21,948	296,737
Lands’ End Inc. (a)	4,100	87,945
Laureate Education Inc. Class A (a)	8,170	116,586
La-Z-Boy Inc.	12,945	349,515
LCI Industries	6,244	623,151
LGI Homes Inc. (a)	4,098	138,963
Libbey Inc.	5,817	84,812
Liberty Media Corp. - Liberty Braves Class A (a)	2,235	53,506
Liberty Media Corp. - Liberty Braves Class C (a)	7,999	189,176
Liberty Media Corp. - Liberty Formula One Class A (a)	6,178	202,021
Liberty Media Corp. - Liberty Formula One Class C (a)	11,967	408,673
Liberty Tax Inc.	1,400	19,950
Liberty TripAdvisor Holdings Inc. Class A (a)	19,360	272,976
Lifetime Brands Inc.	2,981	59,918
Lindblad Expeditions Holdings Inc. (a)	3,704	33,188
Lithia Motors Inc. Class A	6,177	529,060
Loral Space & Communications Inc. (a)	3,400	133,960
Luby’s Inc. (a)	5,188	16,135

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lumber Liquidators Holdings Inc. (a)	7,074	$148,483
M.D.C. Holdings Inc.	10,958	329,288
M/I Homes Inc. (a)	6,337	155,256
Malibu Boats Inc. Class A (a)	4,996	112,160
Marcus Corp., The	4,843	155,460
Marine Products Corp.	1,488	16,175
MarineMax Inc. (a)	6,231	134,901
Marriott Vacations Worldwide Corp.	5,797	579,294
MCBC Holdings Inc.	1,695	27,408
MDC Partners Inc. Class A	13,337	125,368
Meredith Corp.	9,959	643,351
Meritage Homes Corp. (a)	10,101	371,717
Metaldyne Performance Group Inc.	3,865	88,315
Modine Manufacturing Co. (a)	12,520	152,744
Monarch Casino & Resort Inc. (a)	3,182	93,996
Monro Muffler Brake Inc.	8,160	425,136
Motorcar Parts of America Inc. (a)	4,777	146,797
Movado Group Inc.	4,139	103,268
MSG Networks Inc. Class A (a)	15,911	371,522
NACCO Industries Inc. Class A	1,148	80,130
Nathan’s Famous Inc. (a)	743	46,549
National CineMedia Inc.	16,227	204,947
Nautilus Inc. (a)	8,074	147,350
New Home Company Inc., The (a)	3,241	33,901
New Media Investment Group Inc.	10,213	145,127
New York Times Co. Class A, The	32,519	468,274
Nexstar Media Group Inc.	11,336	795,220
Noodles & Company (a)	3,429	19,717
NutriSystem Inc.	7,658	425,019
Office Depot Inc.	132,829	619,647
Ollie’s Bargain Outlet Holdings Inc. (a)	5,292	177,282
Overstock.com Inc. (a)	3,406	58,583
Oxford Industries Inc.	3,925	224,746
Papa John’s International Inc.	7,069	565,803
Party City Holdco Inc. (a)	6,917	97,184
Penn National Gaming Inc. (a)	19,668	362,481
Perry Ellis International Inc. (a)	3,140	67,447
PetMed Express Inc.	5,100	102,714
Pier 1 Imports Inc.	20,346	145,677
Pinnacle Entertainment Inc. (a)	14,260	278,355
Planet Fitness Inc. Class A	5,758	110,957
Potbelly Corp. (a)	6,054	84,151
Radio One Inc. Class D (a)	5,586	18,434
Reading International Inc. Class A (a)	4,300	66,822
Red Lion Hotels Corp. (a)	4,827	34,030
Red Robin Gourmet Burgers Inc. (a)	3,380	197,561
Red Rock Resorts Inc. Class A	7,954	176,420
Regis Corp. (a)	9,892	115,934
Rent-A-Center Inc.	13,528	119,993
RH (a)	10,322	477,496
Ruby Tuesday Inc. (a)	16,211	45,553
Ruth’s Hospitality Group Inc.	8,238	165,172
Saga Communications Inc. Class A	896	45,741
Salem Media Group Inc.	2,419	18,022
Scholastic Corp.	7,075	301,183
Scientific Games Corp. Class A (a)	14,008	331,289
Sears Holdings Corp. (a)	2,769	31,816

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sears Hometown and Outlet Stores Inc. (a)	2,581	$10,066
SeaWorld Entertainment Inc.	17,897	326,978
Select Comfort Corp. (a)	10,998	272,640
Sequential Brands Group Inc. (a)	11,050	42,984
Shake Shack Inc. Class A (a)	4,063	135,704
Shoe Carnival Inc.	2,923	71,818
Shutterfly Inc. (a)	9,044	436,735
Sinclair Broadcast Group Inc. Class A	18,737	758,848
Sonic Automotive Inc.	7,482	150,014
Sonic Corp.	11,702	296,763
Sotheby’s (a)	13,050	593,514
Spartan Motors Inc.	8,811	70,488
Speedway Motorsports Inc.	2,854	53,769
Sportsman’s Warehouse Holdings Inc. (a)	6,846	32,724
Stage Stores Inc.	5,975	15,475
Standard Motor Products Inc.	5,486	269,582
Stein Mart Inc.	8,247	24,823
Steven Madden Ltd. (a)	16,031	617,995
Stoneridge Inc. (a)	7,200	130,608
Strattec Security Corp.	900	25,020
Strayer Education Inc. (a)	2,720	218,933
Sturm, Ruger & Company Inc.	4,838	259,075
Superior Industries International Inc.	6,389	161,961
Superior Uniform Group Inc.	2,227	41,422
Tailored Brands Inc.	12,654	189,051
Taylor Morrison Home Corp. Class A (a)	9,199	196,123
Tenneco Inc. (a)	13,656	852,408
Texas Roadhouse Inc. Class A	17,169	764,536
Tile Shop Holdings Inc., The (a)	8,423	162,143
Tilly’s Inc. Class A (a)	3,717	33,527
Time Inc.	26,568	514,091
TopBuild Corp. (a)	10,080	473,760
Tower International Inc.	5,395	146,204
Townsquare Media Inc. (a)	2,368	28,842
TRI Pointe Group Inc. (a)	39,284	492,621
tronc Inc.	7,012	97,607
Tuesday Morning Corp. (a)	11,941	44,779
UCP Inc. Class A (a)	2,313	23,477
Unifi Inc. (a)	4,115	116,825
Unique Fabricating Inc.	1,586	19,080
Universal Electronics Inc. (a)	3,738	256,053
Vera Bradley Inc. (a)	5,547	51,643
Vince Holding Corp. (a)	5,045	7,820
Vitamin Shoppe Inc. (a)	6,309	127,126
Wayfair Inc. Class A (a)	8,379	339,266
Weight Watchers International Inc. (a)	7,437	115,794
West Marine Inc. (a)	4,800	45,792
Weyco Group Inc.	1,700	47,736
William Lyon Homes Class A (a)	6,345	130,834
Wingstop Inc.	4,061	114,845
Winmark Corp.	663	74,919
Winnebago Industries Inc.	6,719	196,531
Wolverine World Wide Inc.	25,561	638,258
Workhorse Group Inc. (a)	2,593	6,820

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
World Wrestling Entertainment Inc.	9,212	$204,691
Zagg Inc. (a)	7,200	51,840
Zoe’s Kitchen Inc. (a)	5,000	92,500
Zumiez Inc. (a)	4,699	85,992

		60,449,686

Consumer Staples (2.81%)
AdvancePierre Foods Holdings Inc.	5,658	176,357
Alico Inc.	885	23,364
Alliance One International Inc. (a)	2,052	26,368
Amplify Snack Brands Inc. (a)	7,639	64,168
Andersons Inc., The	7,023	266,172
Avon Products Inc. (a)	115,777	509,419
B&G Foods Inc. Class A	17,217	692,984
Boston Beer Co. Inc. (a)	2,299	332,550
Calavo Growers Inc.	4,005	242,703
Cal-Maine Foods Inc.	8,107	298,338
Central Garden & Pet Co. (a)	2,487	92,193
Central Garden & Pet Co. Class A (a)	8,826	306,439
Chefs’ Warehouse Inc., The (a)	4,800	66,720
Coca-Cola Bottling Co. Consolidated	1,217	250,726
Craft Brew Alliance Inc. (a)	3,416	45,604
Darling Ingredients Inc. (a)	43,485	631,402
Dean Foods Co.	23,803	467,967
e.l.f. Beauty Inc. (a)	1,737	50,026
Farmer Brothers Co. (a)	2,031	71,796
Fresh Del Monte Produce Inc.	8,167	483,731
Freshpet Inc. (a)	5,899	64,889
HRG Group Inc. (a)	30,324	585,860
Ingles Markets Inc. Class A	3,588	154,822
Inter Parfums Inc.	4,504	164,621
Inventure Foods Inc. (a)	5,600	24,752
J&J Snack Foods Corp.	3,814	517,026
John B. Sanfilippo & Son Inc.	2,288	167,459
Lancaster Colony Corp.	4,751	612,119
Landec Corp. (a)	6,700	80,400
Lifevantage Corp. (a)	3,381	18,156
Lifeway Foods Inc. (a)	1,100	11,803
Limoneira Co.	2,967	62,040
Medifast Inc.	2,760	122,461
MGP Ingredients Inc.	3,195	173,265
National Beverage Corp.	3,029	256,041
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	22,879
Natural Health Trends Corp.	1,900	54,910
Nature’s Sunshine Products Inc.	989	9,890
Nutraceutical International Corp.	2,401	74,791
Oil-Dri Corporation of America	1,200	44,724
Omega Protein Corp. (a)	5,580	111,879
Orchids Paper Products Co.	2,400	57,600
Performance Food Group Co. (a)	9,776	232,669
PriceSmart Inc.	5,145	474,369
Primo Water Corp. (a)	5,225	70,956
Revlon Inc. Class A (a)	3,254	90,624
Sanderson Farms Inc.	5,235	543,602
Seaboard Corp. (a)	65	271,015

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Seneca Foods Corp. Class A (a)	1,805	$65,160
Smart & Final Stores Inc. (a)	5,816	70,374
Snyder’s-Lance Inc.	20,901	842,519
SpartanNash Co.	9,666	338,213
SUPERVALU Inc. (a)	70,919	273,747
Synutra International Inc. (a)	5,900	35,105
Tootsie Roll Industries Inc.	4,655	173,887
Turning Point Brands Inc. (a)	1,571	24,508
United Natural Foods Inc. (a)	12,939	559,353
Universal Corp.	6,129	433,627
USANA Health Sciences Inc. (a)	2,746	158,170
Vector Group Ltd.	24,179	502,923
Village Super Market Inc. Class A	1,928	51,092
WD-40 Co.	3,650	397,668
Weis Markets Inc.	2,444	145,785

		14,246,780

Energy (3.35%)
Abraxas Petroleum Corp. (a)	38,498	77,764
Adams Resources & Energy Inc.	500	18,675
Alon USA Energy Inc.	8,966	109,296
Archrock Inc.	18,345	227,478
Ardmore Shipping Corp.	8,572	69,005
Atwood Oceanics Inc.	18,832	179,469
Bill Barrett Corp. (a)	15,927	72,468
Bristow Group Inc.	8,823	134,198
California Resources Corp. (a)	8,126	122,215
Callon Petroleum Co. (a)	48,411	637,089
CARBO Ceramics Inc. (a)	6,179	80,574
Carrizo Oil & Gas Inc. (a)	15,742	451,166
Clayton Williams Energy Inc. (a)	1,584	209,215
Clean Energy Fuels Corp. (a)	22,691	57,862
Cobalt International Energy Inc. (a)	105,175	56,100
Contango Oil & Gas Co. (a)	6,309	46,182
CVR Energy Inc.	4,026	80,842
Dawson Geophysical Co. (a)	4,944	27,489
Delek US Holdings Inc.	15,927	386,548
Denbury Resources Inc. (a)	93,842	242,112
DHT Holdings Inc.	23,400	104,598
Dorian LPG Ltd. (a)	7,309	76,964
Earthstone Energy Inc. (a)	600	7,656
Eclipse Resources Corp. (a)	16,209	41,171
EP Energy Corp. Class A (a)	9,811	46,602
Era Group Inc. (a)	5,000	66,300
Erin Energy Corp. (a)	3,300	7,920
Evolution Petroleum Corp.	6,708	53,664
EXCO Resources Inc. (a)	37,550	23,277
Exterran Corp. (a)	8,198	257,827
Fairmount Santrol Holdings Inc. (a)	22,574	165,467
Forum Energy Technologies Inc. (a)	15,567	322,237
Frontline Ltd.	16,850	113,569
GasLog Ltd.	10,809	165,918
Gener8 Maritime Inc. (a)	10,340	58,628
Geospace Technologies Corp. (a)	3,300	53,559
Golar LNG Ltd.	24,110	673,392
Green Plains Inc.	9,600	237,600

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Helix Energy Solutions Group Inc. (a)	35,406	$275,105
Hornbeck Offshore Services Inc. (a)	8,529	37,783
Independence Contract Drilling Inc. (a)	7,450	41,050
International Seaways Inc. (a)	3,558	68,029
Isramco Inc. (a)	222	26,007
Jagged Peak Energy Inc. (a)	7,803	101,751
Jones Energy Inc. Class A (a)	19,625	50,043
Keane Group Inc. (a)	7,987	114,214
Mammoth Energy Services Inc. (a)	1,739	37,406
Matador Resources Co. (a)	22,803	542,483
Matrix Service Co. (a)	6,700	110,550
McDermott International Inc. (a)	62,861	424,312
Natural Gas Services Group (a)	3,100	80,755
Navios Maritime Acquisition Corp.	20,400	35,088
Newpark Resources Inc. (a)	20,957	169,752
Nordic American Tankers Ltd.	25,810	211,126
Northern Oil and Gas Inc. (a)	12,308	32,001
Oasis Petroleum Inc. (a)	60,920	868,719
Oil States International Inc. (a)	13,314	441,359
Overseas Shipholding Group Inc. Class A	10,678	41,217
Pacific Ethanol Inc. (a)	7,735	52,985
Panhandle Oil & Gas Inc.	4,126	79,219
Par Pacific Holdings Inc. (a)	8,058	132,876
Parker Drilling Co. (a)	29,921	52,362
PDC Energy Inc. (a)	14,388	897,092
PHI Inc. (a)	3,200	38,336
Pioneer Energy Services Corp. (a)	18,501	74,004
Renewable Energy Group Inc. (a)	10,483	109,547
REX American Resources Corp. (a)	1,511	136,730
RigNet Inc. (a)	3,601	77,241
Ring Energy Inc. (a)	10,464	113,220
RSP Permian Inc. (a)	25,657	1,062,970
Sanchez Energy Corp. (a)	13,805	131,700
Scorpio Tankers Inc.	42,868	190,334
SEACOR Holdings Inc. (a)	4,234	292,950
Seadrill Ltd. (a)	102,489	169,107
SemGroup Corp. Class A	17,290	622,440
Ship Finance International Ltd.	15,661	230,217
Smart Sand Inc. (a)	2,727	44,314
SRC Energy Inc. (a)	48,570	409,931
Teekay Corp.	13,678	125,154
Teekay Tankers Ltd. Class A	30,119	61,744
Tesco Corp. (a)	12,896	103,813
TETRA Technologies Inc. (a)	28,359	115,421
Tidewater Inc. (a)	11,400	13,110
Unit Corp. (a)	13,454	325,049
US Silica Holdings Inc.	19,031	913,298
W&T Offshore Inc. (a)	8,600	23,822
Western Refining Inc.	21,310	747,342
Westmoreland Coal Co. (a)	4,969	72,150
WildHorse Resource Development Corp. (a)	4,958	61,678
Willbros Group Inc. (a)	10,092	27,652

		16,978,654

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (18.81%)
1st Source Corp.	4,179	$196,195
Access National Corp.	2,111	63,372
ACNB Corp.	1,429	41,227
AG Mortgage Investment Trust Inc.	8,183	147,703
Allegiance Bancshares Inc. (a)	2,812	104,606
Altisource Residential Corp.	13,568	206,912
Ambac Financial Group Inc. (a)	2,003	37,777
American Equity Investment Life Holding Co.	21,333	504,099
American National Bankshares Inc.	2,300	85,675
Ameris Bancorp	8,794	405,403
Amerisafe Inc.	5,066	328,783
Ames National Corp.	2,200	67,320
Anworth Mortgage Asset Corp.	26,288	145,898
Apollo Commercial Real Estate Finance Inc.	19,570	368,112
Ares Commercial Real Estate Corp.	8,036	107,522
Argo Group International Holdings Ltd.	7,235	490,533
Arlington Asset Investment Corp. Class A	1,190	16,815
ARMOUR Residential REIT Inc.	10,049	228,213
Arrow Financial Corp.	3,014	102,175
Associated Capital Group Inc. Class A	1,310	47,356
Astoria Financial Corp.	24,655	505,674
Atlantic Capital Bankshares Inc. (a)	4,401	83,399
Atlas Financial Holdings Inc. (a)	3,603	49,181
B. Riley Financial Inc.	2,170	32,550
Baldwin & Lyons Inc.	2,928	71,590
Banc of California Inc.	12,750	263,925
BancFirst Corp.	2,022	181,778
Banco Latinoamericano de Comercio Exterior SA	8,017	222,392
Bancorp Inc., The (a)	11,437	58,329
BancorpSouth Inc.	22,852	691,273
Bank Mutual Corp.	10,781	101,341
Bank of Marin Bancorp	1,500	96,525
Bank of N.T. Butterfield & Son Ltd., The	1,865	59,512
Bank of the Ozarks Inc.	23,266	1,210,065
BankFinancial Corp.	4,403	63,932
Bankwell Financial Group Inc.	1,510	51,929
Banner Corp.	8,027	446,622
Bar Harbor Bankshares	3,973	131,427
Bear State Financial Inc.	4,489	42,197
Beneficial Bancorp Inc.	18,744	299,904
Berkshire Hills Bancorp Inc.	7,978	287,607
BGC Partners Inc. Class A	57,965	658,482
Blue Capital Reinsurance Holdings Ltd.	1,924	37,133
Blue Hills Bancorp Inc.	6,514	116,275
BNC Bancorp	10,739	376,402
BofI Holding Inc. (a)	15,999	418,054
Boston Private Financial Holdings Inc.	21,890	358,996
Bridge Bancorp Inc.	4,308	150,780
Brookline Bancorp Inc.	18,709	292,796
Bryn Mawr Bank Corp.	4,460	176,170
BSB Bancorp Inc. (a)	2,276	64,297

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
C&F Financial Corp.	801	$37,086
California First National Bancorp	616	9,979
Camden National Corp.	3,939	173,474
Capital Bank Financial Corp. Class A	6,643	288,306
Capital City Bank Group Inc.	2,998	64,127
Capitol Federal Financial Inc.	33,660	492,446
Capstead Mortgage Corp.	26,454	278,825
Cardinal Financial Corp.	8,200	245,508
Carolina Financial Corp.	2,531	75,930
Cascade Bancorp (a)	8,842	68,172
Cathay General Bancorp	19,580	737,774
Centerstate Banks Inc.	12,076	312,768
Central Pacific Financial Corp.	7,740	236,380
Central Valley Community Bancorp	2,044	41,902
Century Bancorp Inc. Class A	809	49,207
Charter Financial Corp.	3,605	70,910
Chemical Financial Corp.	17,272	883,463
Chemung Financial Corp.	727	28,716
Citizens & Northern Corp.	3,100	72,168
Citizens Inc. (a)	12,300	91,389
City Holding Co.	3,868	249,409
Clifton Bancorp Inc.	5,958	96,460
CNB Financial Corp.	3,800	90,782
CNO Financial Group Inc.	46,634	955,997
CoBiz Financial Inc.	9,274	155,803
Codorus Valley Bancorp Inc.	2,047	53,038
Cohen & Steers Inc.	5,464	218,396
Columbia Banking System Inc.	15,319	597,288
Community Bank System Inc.	11,322	622,484
Community Trust Bancorp Inc.	3,835	175,451
ConnectOne Bancorp Inc.	7,782	188,714
County Bancorp Inc.	1,115	32,402
Cowen Group Inc. Class A (a)	6,634	99,178
Crawford & Co. Class B	3,088	30,973
CU Bancorp (a)	4,470	177,236
Customers Bancorp Inc. (a)	6,755	212,985
CVB Financial Corp.	26,698	589,759
CYS Investments Inc.	41,356	328,780
Diamond Hill Investment Group	821	159,726
Dime Community Bancshares	8,722	177,057
Donegal Group Inc.	2,961	52,173
Dynex Capital Inc.	13,301	94,304
Eagle Bancorp Inc. (a)	8,129	485,301
eHealth Inc. (a)	4,584	55,191
EMC Insurance Group Inc.	2,447	68,663
Employers Holdings Inc.	8,000	303,600
Encore Capital Group Inc. (a)	6,248	192,438
Enova International Inc. (a)	7,567	112,370
Enstar Group Ltd. (a)	2,862	547,501
Enterprise Bancorp Inc.	2,125	73,865
Enterprise Financial Services Corp.	5,076	215,222
Equity Bancshares Inc. Class A (a)	1,319	41,905
ESSA Bancorp Inc.	2,248	32,776
Essent Group Ltd. (a)	19,864	718,481
EverBank Financial Corp.	27,397	533,694
Evercore Partners Inc. Class A	10,209	795,281

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
EZCORP Inc. Class A (a)	13,652	$111,264
F.N.B. Corp.	84,004	1,249,139
Farmers Capital Bank Corp.	1,800	72,720
Farmers National Banc Corp.	5,842	83,833
FB Financial Corp. (a)	1,450	51,272
FBL Financial Group Inc. Class A	2,600	170,170
FBR & Co.	1,691	30,523
FCB Financial Holdings Inc. Class A (a)	8,033	398,035
Federal Agricultural Mortgage Corp. Class C	2,347	135,117
Federated National Holding Co.	3,558	62,016
Fidelity & Guaranty Life	3,092	85,958
Fidelity Southern Corp.	5,265	117,831
Fifth Street Asset Management Inc.	1,502	6,909
Financial Engines Inc.	13,879	604,430
Financial Institutions Inc.	3,700	121,915
First BanCorp (a)	32,161	181,710
First Bancorp (North Carolina)	4,903	143,609
First Bancorp Inc.	2,862	77,990
First Busey Corp.	7,967	234,230
First Business Financial Services Inc.	2,000	51,920
First Citizens BancShares Inc. Class A	2,011	674,429
First Commonwealth Financial Corp.	23,684	314,050
First Community Bancshares Inc.	4,032	100,679
First Community Financial Partners Inc. (a)	3,236	41,259
First Connecticut Bancorp Inc.	4,094	101,531
First Defiance Financial Corp.	2,394	118,527
First Financial Bancorp	15,980	438,651
First Financial Bankshares Inc.	16,742	671,354
First Financial Corp. Indiana	2,566	121,885
First Financial Northwest Inc.	2,146	37,920
First Foundation Inc. (a)	7,054	109,408
First Internet Bancorp	1,311	38,674
First Interstate BancSystem Inc.	5,057	200,510
First Merchants Corp.	10,573	415,730
First Mid-Illinois Bancshares Inc.	2,421	81,927
First Midwest Bancorp Inc.	21,334	505,189
First NBC Bank Holding Co. (a)	4,209	16,836
First Northwest Bancorp (a)	2,932	45,446
First of Long Island Corp., The	5,471	147,991
FirstCash Inc.	12,124	595,895
Flagstar Bancorp Inc. (a)	5,670	159,837
Flushing Financial Corp.	7,492	201,310
FNFV Group (a)	17,525	232,206
Franklin Financial Network Inc. (a)	2,638	102,222
Fulton Financial Corp.	45,189	806,624
Gain Capital Holdings Inc.	9,344	77,836
GAMCO Investors Inc.	1,355	40,094
Genworth Financial Inc. Class A (a)	123,453	508,626
German American Bancorp Inc.	3,755	177,762
Glacier Bancorp Inc.	20,016	679,143
Global Indemnity Ltd. (a)	2,548	98,073
Great Ajax Corp.	4,893	63,854
Great Southern Bancorp Inc.	2,713	137,006
Great Western Bancorp Inc.	15,490	656,931
Green Bancorp Inc. (a)	5,117	91,083

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Green Dot Corp. Class A (a)	11,109	$370,596
Greene County Bancorp Inc.	553	12,913
Greenhill & Co. Inc.	7,135	209,056
Greenlight Capital Re Ltd. Class A (a)	7,873	173,993
Guaranty Bancorp	3,860	93,991
Hallmark Financial Services Inc. (a)	4,391	48,521
Hancock Holding Co.	21,886	996,907
Hanmi Financial Corp.	8,220	252,765
Hannon Armstrong Sustainable Infrastructure Capital Inc.	11,114	224,503
HarborOne Bancorp Inc. (a)	3,823	72,599
HCI Group Inc.	2,613	119,101
Heartland Financial USA Inc.	5,666	283,017
Hennessy Advisors Inc.	1,134	19,063
Heritage Commerce Corp.	6,233	87,885
Heritage Financial Corp.	7,557	187,036
Heritage Insurance Holdings Inc.	7,334	93,655
Heritage Oaks Bancorp	6,200	82,770
Hilltop Holdings Inc.	20,033	550,307
Hingham Institution for Savings	380	67,203
Home Bancorp Inc.	1,446	48,802
Home Bancshares Inc.	31,729	858,904
HomeStreet Inc. (a)	6,655	186,007
HomeTrust Bancshares Inc. (a)	4,660	109,510
Hope Bancorp Inc.	33,739	646,777
Horace Mann Educators Corp.	10,780	442,519
Horizon Bancorp	5,385	141,195
Houlihan Lokey Inc.	3,210	110,584
IBERIABANK Corp.	12,645	1,000,220
Impac Mortgage Holdings Inc. (a)	2,776	34,589
Independence Holding Co.	1,974	36,716
Independent Bank Corp.	6,770	440,050
Independent Bank Corp. (Michigan)	5,123	106,046
Independent Bank Group Inc.	2,848	183,126
Infinity Property & Casualty Corp.	2,737	261,384
International Bancshares Corp.	14,479	512,557
INTL FCStone Inc. (a)	3,927	149,069
Invesco Mortgage Capital	30,436	469,323
Investment Technology Group Inc.	8,661	175,385
Investors Bancorp Inc.	76,396	1,098,574
Investors Title Co.	440	69,586
James River Group Holdings Ltd.	3,842	164,668
Janus Capital Group Inc.	38,254	504,953
KCG Holdings Inc. Class A (a)	10,354	184,612
Kearny Financial Corp.	22,675	341,259
Kemper Corp.	10,537	420,426
Kinsale Capital Group Inc.	1,746	55,942
Ladder Capital Corp.	10,355	149,526
Ladenburg Thalmann Financial Services Inc. (a)	25,430	63,066
Lakeland Bancorp Inc.	9,822	192,511
Lakeland Financial Corp.	6,198	267,258
LCNB Corp.	2,051	48,916
LegacyTexas Financial Group Inc.	11,541	460,486
LendingClub Corp. (a)	87,394	479,793
LendingTree Inc. (a)	1,633	204,697
Live Oak Bancshares Inc.	4,932	106,778

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Macatawa Bank Corp.	6,118	$60,446
Maiden Holdings Ltd.	15,879	222,306
MainSource Financial Group Inc.	5,946	195,802
Manning & Napier Inc.	3,806	21,694
Marlin Business Services Corp.	2,159	55,594
MB Financial Inc.	19,235	823,643
MBIA Inc. (a)	34,720	294,078
MBT Financial Corp.	4,156	47,171
Medley Management Inc. Class A	1,502	12,467
Mercantile Bank Corp.	4,257	146,441
Merchants Bancshares Inc.	1,308	63,700
Meridian Bancorp Inc.	12,957	237,113
Meta Financial Group Inc.	2,170	192,045
MGIC Investment Corp. (a)	90,065	912,358
Middleburg Financial Corp.	1,120	44,845
Midland States Bancorp Inc.	956	32,877
MidWestOne Financial Group Inc.	2,100	72,009
Moelis & Co.	5,734	220,759
MTGE Investment Corp.	12,697	212,675
MutualFirst Financial Inc.	1,344	42,403
National Bank Holdings Corp. Class A	6,279	204,068
National Bankshares Inc.	1,700	63,835
National Commerce Corp. (a)	2,205	80,703
National General Holdings Corp.	13,004	308,975
National Western Life Group Inc. Class A	639	194,358
Nationstar Mortgage Holdings Inc. (a)	8,936	140,831
Navigators Group Inc., The	5,714	310,270
NBT Bancorp Inc.	11,097	411,366
Nelnet Inc. Class A	5,003	219,432
New Residential Investment Corp.	77,595	1,317,563
New York Mortgage Trust Inc.	29,986	185,014
NewStar Financial Inc. (a)	6,643	70,283
Nicolet Bankshares Inc. (a)	1,990	94,207
NMI Holdings Inc. Class A (a)	13,771	156,989
Northfield Bancorp Inc.	11,334	204,239
Northrim BanCorp Inc.	1,641	49,312
Northwest Bancshares Inc.	25,186	424,132
OceanFirst Financial Corp.	5,191	146,256
Ocwen Financial Corp. (a)	27,500	150,425
OFG Bancorp	11,711	138,190
Old Line Bancshares Inc.	2,037	58,014
Old National Bancorp	35,223	611,119
Old Second Bancorp Inc.	7,100	79,875
OM Asset Management PLC	10,500	158,760
On Deck Capital Inc. (a)	12,136	61,165
OneBeacon Insurance Group Ltd. Class A	6,111	97,776
Oppenheimer Holdings Inc. Class A	2,680	45,828
Opus Bank	4,463	89,929
Orchid Island Capital Inc.	7,932	79,241
Oritani Financial Corp.	10,256	174,352
Orrstown Financial Services Inc.	1,633	36,498
Owens Realty Mortgage Inc.	2,720	48,416
Pacific Continental Corp.	5,100	124,950
Pacific Mercantile Bancorp (a)	3,714	28,041
Pacific Premier Bancorp Inc. (a)	7,236	278,948

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Park National Corp.	3,453	$363,256
Park Sterling Corp.	13,538	166,653
Patriot National Inc. (a)	3,244	9,148
Peapack-Gladstone Financial Corp.	4,109	121,585
Penns Woods Bancorp Inc.	1,257	54,617
PennyMac Mortgage Investment Trust	17,565	311,779
Peoples Bancorp Inc.	4,259	134,840
Peoples Financial Services Corp.	1,900	79,420
People’s Utah Bancorp	3,262	86,280
PHH Corp. (a)	13,596	173,077
PICO Holdings Inc. (a)	5,707	79,898
Pinnacle Financial Partners Inc.	11,318	752,081
Piper Jaffray Companies Inc. (a)	3,511	224,177
PJT Partners Inc. Class A	4,541	159,344
PRA Group Inc. (a)	12,113	401,546
Preferred Bank	3,000	160,980
Premier Financial Bancorp Inc.	2,157	45,362
Primerica Inc.	12,326	1,013,197
PrivateBancorp Inc.	20,620	1,224,209
Prosperity Bancshares Inc.	17,588	1,226,059
Provident Bancorp Inc. (a)	1,045	21,893
Provident Financial Holdings Inc.	1,708	31,854
Provident Financial Services Inc.	16,116	416,599
Pzena Investment Management Inc. Class A	3,586	35,286
QCR Holdings Inc.	3,141	133,021
Radian Group Inc.	55,712	1,000,588
Redwood Trust Inc.	21,023	349,192
Regional Management Corp. (a)	2,600	50,518
Renasant Corp.	10,565	419,325
Republic Bancorp Inc. Class A	2,619	90,067
Republic First Bancorp Inc. (a)	11,338	94,105
Resource Capital Corp.	8,574	83,768
RLI Corp.	9,959	597,739
S&T Bancorp Inc.	8,884	307,386
Safeguard Scientifics Inc. (a)	5,216	66,243
Safety Insurance Group Inc.	3,764	263,856
Sandy Spring Bancorp Inc.	6,294	257,991
Seacoast Banking Corporation of Florida (a)	7,709	184,862
Selective Insurance Group Inc.	14,311	674,764
ServisFirst Bancshares Inc.	11,938	434,304
Shore Bancshares Inc.	2,988	49,929
SI Financial Group Inc.	2,871	40,338
Sierra Bancorp	3,000	82,290
Silvercrest Asset Management Group Inc. Class A	1,782	23,701
Simmons First National Corp.	7,773	428,681
South State Corp.	6,259	559,242
Southern First Bancshares Inc. (a)	1,427	46,592
Southern Missouri Bancorp Inc.	1,446	51,362
Southern National Bancorp of Virginia Inc.	2,686	45,474
Southside Bancshares Inc.	6,525	219,044
Southwest Bancorp Inc.	4,955	129,573
State Auto Financial Corp.	4,446	122,043
State Bank Financial Corp.	9,376	244,901

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
State National Companies Inc.	8,303	$119,563
Sterling Bancorp	33,379	791,082
Stewart Information Services Corp.	5,825	257,348
Stifel Financial Corp. (a)	16,814	843,895
Stock Yards Bancorp Inc.	5,650	229,673
Stonegate Bank	3,065	144,331
Summit Financial Group Inc.	1,932	41,615
Sun Bancorp Inc.	2,832	69,101
Territorial Bancorp Inc.	2,085	64,989
Texas Capital Bancshares Inc. (a)	12,542	1,046,630
Third Point Reinsurance Ltd. (a)	18,121	219,264
Tiptree Inc.	8,549	62,408
Tompkins Financial Corp.	3,746	301,740
TowneBank	14,710	476,604
Trico Bancshares	5,323	189,126
Tristate Capital Holdings Inc. (a)	5,500	128,425
Triumph Bancorp Inc. (a)	4,049	104,464
Trupanion Inc. (a)	3,732	53,069
Trustco Bank Corp. NY	23,377	183,509
Trustmark Corp.	17,798	565,798
UMB Financial Corp.	11,791	887,980
Umpqua Holdings Corp.	58,222	1,032,858
Union Bankshares Corp.	11,314	398,027
Union Bankshares Inc.	889	38,183
United Bankshares Inc.	17,300	730,925
United Community Banks Inc.	18,536	513,262
United Community Financial Corp.	12,500	104,250
United Financial Bancorp Inc.	13,173	224,073
United Fire Group Inc.	5,778	247,125
United Insurance Holdings Corp.	4,480	71,456
Universal Insurance Holdings Inc.	8,575	210,088
Univest Corp. of Pennsylvania	6,643	172,054
Valley National Bancorp	65,251	769,962
Veritex Holdings Inc. (a)	2,901	81,576
Virtu Financial Inc. Class A	6,783	115,311
Virtus Investment Partners Inc.	1,237	130,998
Waddell & Reed Financial Inc. Class A	21,227	360,859
Walker & Dunlop Inc. (a)	7,294	304,087
Walter Investment Management Corp. (a)	5,265	5,686
Washington Federal Inc.	23,902	791,156
Washington Trust Bancorp Inc.	3,756	185,171
WashingtonFirst Bankshares Inc.	2,116	59,248
Waterstone Financial Inc.	6,915	126,199
Webster Financial Corp.	24,078	1,204,863
WesBanco Inc.	10,491	399,812
West Bancorporation	4,200	96,390
Westamerica Bancorporation	6,392	356,865
Western Asset Mortgage Capital Corp.	11,366	111,046
Western New England Bancorp Inc.	3,851	40,436
Westwood Holdings Group Inc.	2,134	113,977
Wins Finance Holdings Inc. (a)	357	51,761
Wintrust Financial Corp.	13,553	936,783
WisdomTree Investments Inc.	29,596	268,732
WMIH Corp. (a)	51,344	74,449
World Acceptance Corp. (a)	1,652	85,541

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
WSFS Financial Corp.	7,499	$344,579
Xenith Bankshares Inc. (a)	2,109	53,505

		95,251,962

Health Care (12.75%)
AAC Holdings Inc. (a)	2,887	24,626
Abaxis Inc.	5,721	277,473
Accelerate Diagnostics Inc. (a)	5,986	144,861
Acceleron Pharma Inc. (a)	7,075	187,275
Accuray Inc. (a)	21,167	100,543
AcelRx Pharmaceuticals Inc. (a)	8,741	27,534
Aceto Corp.	7,364	116,425
Achillion Pharmaceuticals Inc. (a)	30,812	129,719
Aclaris Therapeutics Inc. (a)	2,665	79,470
Acorda Therapeutics Inc. (a)	11,223	235,683
Adamas Pharmaceuticals Inc. (a)	4,276	74,830
Addus HomeCare Corp. (a)	2,195	70,240
Adeptus Health Inc. Class A (a)	3,760	6,768
Aduro Biotech Inc. (a)	9,077	97,578
Advaxis Inc. (a)	9,692	79,184
Adverum Biotechnologies Inc. (a)	7,764	20,963
Aerie Pharmaceuticals Inc. (a)	7,466	338,583
Aevi Genomic Medicine Inc. (a)	6,200	11,532
Agenus Inc. (a)	18,600	70,122
Agile Therapeutics Inc. (a)	3,423	10,971
Aimmune Therapeutics Inc. (a)	6,682	145,200
Air Methods Corp. (a)	8,865	381,195
Akebia Therapeutics Inc. (a)	9,144	84,125
Albany Molecular Research Inc. (a)	7,003	98,252
Alder Biopharmaceuticals Inc. (a)	12,386	257,629
Almost Family Inc. (a)	2,352	114,307
AMAG Pharmaceuticals Inc. (a)	9,117	205,588
Amedisys Inc. (a)	7,388	377,453
American Renal Associates Holdings Inc. (a)	2,656	44,833
Amicus Therapeutics Inc. (a)	37,942	270,526
AMN Healthcare Services Inc. (a)	12,570	510,342
Amphastar Pharmaceuticals Inc. (a)	9,135	132,458
Ampio Pharmaceuticals Inc. (a)	10,583	8,466
Analogic Corp.	3,257	247,206
AnaptysBio Inc. (a)	1,268	35,187
Anavex Life Sciences Corp. (a)	8,376	48,078
Angiodynamics Inc. (a)	7,147	124,000
ANI Pharmaceuticals Inc. (a)	2,055	101,743
Anika Therapeutics Inc. (a)	3,600	156,384
Anthera Pharmaceuticals Inc. (a)	8,700	3,702
Applied Genetic Technologies Corp. (a)	3,217	22,197
Aptevo Therapeutics Inc. (a)	4,245	8,745
Aratana Therapeutics Inc. (a)	8,683	46,020
Ardelyx Inc. (a)	8,691	109,941
Arena Pharmaceuticals Inc. (a)	62,462	91,195
Argos Therapeutics Inc. (a)	4,733	2,139
Array Biopharma Inc. (a)	43,747	391,098
Arrowhead Pharmaceuticals Inc. (a)	15,889	29,395
Asterias Biotherapeutics (a)	5,683	19,322
Atara Biotherapeutics Inc. (a)	5,923	121,718

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Athersys Inc. (a)	18,485	$31,609
AtriCure Inc. (a)	8,148	156,034
Atrion Corp.	369	172,766
Audentes Therapeutics Inc. (a)	1,503	25,611
AveXis Inc. (a)	1,362	103,553
Avinger Inc. (a)	6,166	11,715
AxoGen Inc. (a)	6,001	62,710
Axovant Sciences Ltd. (a)	6,277	93,778
Axsome Therapeutics Inc. (a)	2,436	9,500
Bellicum Pharmaceutical Inc. (a)	5,301	65,414
BioCryst Pharmaceuticals Inc. (a)	20,275	170,310
Bio-Path Holdings Inc. (a)	20,206	16,712
BioScrip Inc. (a)	30,994	52,690
BioSpecifics Technologies Corp. (a)	1,431	78,419
BioTelemetry Inc. (a)	7,066	204,561
BioTime Inc. (a)	19,903	68,665
Bluebird Bio Inc. (a)	10,525	956,722
Blueprint Medicines Corp. (a)	6,224	248,898
Cambrex Corp. (a)	8,308	457,355
Cantel Medical Corp.	9,207	737,481
Capital Senior Living Corp. (a)	7,762	109,134
Cara Therapeutics Inc. (a)	5,604	103,058
Cardiovascular Systems Inc. (a)	8,549	241,723
Castlight Health Inc. Class B (a)	10,069	36,752
Catalent Inc. (a)	26,392	747,421
Celldex Therapeutics Inc. (a)	24,891	89,857
Cellular Biomedicine Group Inc. (a)	3,039	35,860
Cempra Inc. (a)	11,585	43,444
Cerus Corp. (a)	26,071	116,016
Chemed Corp.	4,183	764,192
ChemoCentryx Inc. (a)	5,355	38,984
Chimerix Inc. (a)	11,084	70,716
ChromaDex Corp. (a)	7,286	19,599
Cidara Therapeutics Inc. (a)	2,596	20,249
Civitas Solutions Inc. (a)	4,333	79,511
Clearside Biomedical Inc. (a)	2,156	17,119
Clovis Oncology Inc. (a)	9,558	608,558
Coherus Biosciences Inc. (a)	8,661	183,180
Collegium Pharmaceutical Inc. (a)	4,067	40,914
Community Health Systems Inc. (a)	28,403	251,935
Computer Programs & Systems Inc.	2,784	77,952
Concert Pharmaceuticals Inc. (a)	4,488	76,565
ConforMis Inc. (a)	8,957	46,756
Conmed Corp.	7,188	319,219
Corcept Therapeutics Inc. (a)	19,157	209,961
Corindus Vascular Robotics Inc. (a)	13,116	17,182
Corvel Corp. (a)	2,550	110,925
Corvus Pharmaceuticals Inc. (a)	757	15,723
Cotiviti Holdings Inc. (a)	3,535	147,162
Cross Country Healthcare Inc. (a)	8,089	116,158
CryoLife Inc.	8,171	136,047
Curis Inc. (a)	33,389	92,821
Cutera Inc. (a)	3,500	72,450
Cytokinetics Inc. (a)	8,504	109,276
CytomX Therapeutics Inc. (a)	5,078	87,697
CytRx Corp. (a)	17,800	7,907
DepoMed Inc. (a)	16,244	203,862

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Dermira Inc. (a)	7,303	$249,105
Dimension Therapeutics Inc. (a)	2,836	4,963
Diplomat Pharmacy Inc. (a)	12,166	194,048
Durect Corp. (a)	34,343	36,060
Dyax Corp. Contingent Value Rights (a) (b)	35,404	39,298
Dynavax Technologies Corp. (a)	10,002	59,512
Eagle Pharmaceuticals Inc. (a)	2,316	192,089
Edge Therapeutics Inc. (a)	4,010	36,531
Editas Medicine Inc. (a)	1,704	38,033
Egalet Corp. (a)	6,941	35,399
Eiger BioPharmaceuticals Inc. (a)	810	9,274
Emergent Biosolutions Inc. (a)	8,491	246,579
Enanta Pharmaceuticals Inc. (a)	4,155	127,974
Endocyte Inc. (a)	9,534	24,502
Endologix Inc. (a)	20,994	151,997
Ensign Group Inc., The	12,470	234,436
Entellus Medical Inc. (a)	1,928	26,606
Enzo Biochem Inc. (a)	9,922	83,047
Epizyme Inc. (a)	10,547	180,881
Esperion Therapeutics Inc. (a)	3,692	130,365
Evolent Health Inc. Class A (a)	4,700	104,810
Exact Sciences Corp. (a)	27,888	658,715
Exactech Inc. (a)	2,918	73,534
Exelixis Inc. (a)	59,157	1,281,932
FibroGen Inc. (a)	13,538	333,712
Five Prime Therapeutics Inc. (a)	7,150	258,472
Flex Pharma Inc. (a)	2,519	11,084
Flexion Therapeutics Inc. (a)	6,754	181,750
Fluidigm Corp. (a)	7,714	43,893
Fortress Biotech Inc. (a)	8,043	29,759
Foundation Medicine Inc. (a)	3,428	110,553
Galena Biopharma Inc. (a)	2,330	1,421
Genesis Healthcare Inc. (a)	10,551	27,855
GenMark Diagnostics Inc. (a)	10,282	131,815
Genomic Health Inc. (a)	4,926	155,120
Geron Corp. (a)	39,201	88,986
Glaukos Corp. (a)	4,322	221,719
Global Blood Therapeutics Inc. (a)	5,129	189,004
Globus Medical Inc. Class A (a)	18,264	540,980
GlycoMimetics Inc. (a)	2,342	12,717
Haemonetics Corp. (a)	13,487	547,168
Halozyme Therapeutics Inc. (a)	29,173	378,082
Halyard Health Inc. (a)	12,202	464,774
HealthEquity Inc. (a)	11,419	484,737
Healthsouth Corp.	23,461	1,004,365
HealthStream Inc. (a)	6,817	165,176
Heron Therapeutics Inc. (a)	10,478	157,170
Heska Corp. (a)	1,490	156,420
HMS Holdings Corp. (a)	21,952	446,284
Horizon Pharma PLC (a)	42,604	629,687
ICU Medical Inc. (a)	3,855	588,658
Idera Pharmaceuticals Inc. (a)	27,727	68,486
Ignyta Inc. (a)	7,222	62,109
Immune Design Corp. (a)	4,968	33,782
ImmunoGen Inc. (a)	21,993	85,113
Immunomedics Inc. (a)	24,085	155,830

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Impax Laboratories Inc. (a)	19,086	$241,438
INC Research Holdings Inc. Class A (a)	10,784	494,446
Infinity Pharmaceuticals Inc. (a)	11,891	38,408
Innoviva Inc. (a)	20,821	287,954
Inogen Inc. (a)	4,232	328,234
Inotek Pharmaceuticals Corp. (a)	4,092	8,184
Inovio Pharmaceuticals Inc. (a)	17,156	113,573
Insmed Inc. (a)	16,639	291,349
Insulet Corp. (a)	15,262	657,640
Insys Therapeutics Inc. (a)	6,200	65,162
Integer Holdings Corp. (a)	8,007	321,881
Integra LifeSciences Holdings Corp. (a)	15,804	665,823
Intellia Therapeutics Inc. (a)	1,804	25,418
Intersect ENT Inc. (a)	6,500	111,475
Intra-Cellular Therapies Inc. (a)	9,136	148,460
Invacare Corp.	8,104	96,438
Invitae Corp. (a)	6,896	76,270
InVivo Therapeutics Holdings Corp. (a)	8,011	32,445
iRadimed Corp. (a)	1,096	9,754
iRhythm Technologies Inc. (a)	1,399	52,602
IRIDEX Corp. (a)	1,859	22,066
Ironwood Pharmaceuticals Inc. (a)	34,347	585,960
Jounce Therapeutics Inc. (a)	1,607	35,338
K2M Group Holdings Inc. (a)	6,572	134,792
Karyopharm Therapeutics Inc. (a)	6,704	86,079
Keryx Biopharmaceuticals Inc. (a)	20,411	125,732
Kindred Healthcare Inc.	22,044	184,067
Kite Pharma Inc. (a)	11,225	881,050
La Jolla Pharmaceutical Co. (a)	3,857	115,131
Landauer Inc.	2,732	133,185
Lannett Company Inc. (a)	7,366	164,630
LeMaitre Vascular Inc.	3,485	85,836
Lexicon Pharmaceuticals Inc. (a)	11,096	159,117
LHC Group Inc. (a)	3,927	211,665
Ligand Pharmaceuticals Inc. Class B (a)	5,033	532,693
Lion Biotechnologies Inc. (a)	14,701	109,522
Lipocine Inc. (a)	4,064	15,850
Loxo Oncology Inc. (a)	4,115	173,159
Luminex Corp. (a)	9,608	176,499
MacroGenics Inc. (a)	8,395	156,147
Magellan Health Inc. (a)	6,074	419,410
MannKind Corp. (a)	16,557	24,504
Masimo Corp. (a)	10,678	995,830
Medicines Co., The (a)	17,497	855,603
MediciNova Inc. (a)	7,302	43,739
Medidata Solutions Inc. (a)	14,247	821,909
Medpace Holdings Inc. (a)	2,129	63,551
Meridian Bioscience Inc.	10,951	151,124
Merit Medical Systems Inc. (a)	11,570	334,373
Merrimack Pharmaceuticals Inc. (a)	31,585	97,282
MiMedx Group Inc. (a)	27,400	261,122
Minerva Neurosciences Inc. (a)	5,147	41,691
Mirati Therapeutics Inc. (a)	2,788	14,498
Molina Healthcare Inc. (a)	11,221	511,678
Momenta Pharmaceuticals Inc. (a)	16,722	223,239
MyoKardia Inc. (a)	2,843	37,385

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Myovant Sciences Ltd. (a)	2,309	$27,108
Myriad Genetics Inc. (a)	17,593	337,786
NanoString Technologies Inc. (a)	3,830	76,102
NantHealth Inc. (a)	1,733	8,596
NantKwest Inc. (a)	3,892	13,817
Natera Inc. (a)	6,621	58,728
National Healthcare Corp.	2,874	204,916
National Research Corp. Class A	2,400	47,280
Natus Medical Inc. (a)	8,541	335,234
Nektar Therapeutics (a)	37,196	872,990
Neogen Corp. (a)	9,498	622,594
NeoGenomics Inc. (a)	14,347	113,198
Neos Therapeutics Inc. (a)	3,335	24,012
Nevro Corp. (a)	6,329	593,027
NewLink Genetics Corp. (a)	5,895	142,070
Nobilis Health Corp. (a)	15,578	26,483
Novan Inc. (a)	1,015	6,476
Novavax Inc. (a)	69,730	89,254
Novocure Ltd. (a)	12,974	105,089
NuVasive Inc. (a)	12,823	957,622
NxStage Medical Inc. (a)	16,551	444,063
Ocular Therapeutix Inc. (a)	4,780	44,358
Omeros Corp. (a)	11,085	167,605
Omnicell Inc. (a)	9,482	385,443
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoMed Pharmaceuticals Inc. (a)	5,982	55,094
Ophthotech Corp. (a)	8,079	29,569
OraSure Technologies Inc. (a)	14,563	188,300
Organovo Holdings Inc. (a)	23,400	74,412
Orthofix International NV (a)	4,662	177,855
Otonomy Inc. (a)	6,108	74,823
OvaScience Inc. (a)	7,811	14,607
Owens & Minor Inc.	16,299	563,945
Oxford Immunotec Global PLC (a)	5,855	90,694
Pacific Biosciences of California Inc. (a)	21,286	110,049
Pacira Pharmaceuticals Inc. (a)	9,478	432,197
Paratek Pharmaceuticals Inc. (a)	5,307	102,160
Parexel International Corp. (a)	13,758	868,267
PDL BioPharma Inc.	44,207	100,350
Penumbra Inc. (a)	7,003	584,400
Pfenex Inc. (a)	5,060	29,399
PharmAthene Inc. (a)	15,794	12,817
PharMerica Corp. (a)	7,673	179,548
Phibro Animal Health Corp. Class A	4,899	137,662
Portola Pharmaceuticals Inc. (a)	12,797	501,514
PRA Health Sciences Inc. (a)	6,348	414,080
Prestige Brands Holdings Inc. (a)	13,837	768,784
Progenics Pharmaceuticals Inc. (a)	18,304	172,790
Protagonist Therapeutics Inc. (a)	1,984	25,415
Proteostasis Therapeutics Inc. (a)	2,602	20,348
Prothena Corp. PLC (a)	9,177	511,985
Providence Service Corp. (a)	2,920	129,765
PTC Therapeutics Inc. (a)	8,513	83,768
Puma Biotechnology Inc. (a)	7,311	271,969
Quality Systems Inc.	13,174	200,772

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Quidel Corp. (a)	7,251	$164,163
Quorum Health Corp. (a)	8,317	45,244
Ra Pharmaceuticals Inc. (a)	2,053	43,708
Radius Health Inc. (a)	8,333	322,070
RadNet Inc. (a)	10,619	62,652
Reata Pharmaceuticals Inc. Class A (a)	1,439	32,593
REGENXBIO Inc. (a)	5,041	97,291
Regulus Therapeutics Inc. (a)	9,675	15,964
Repligen Corp. (a)	8,749	307,965
Retrophin Inc. (a)	9,435	174,170
Revance Therapeutics Inc. (a)	5,213	108,430
Rigel Pharmaceuticals Inc. (a)	30,639	101,415
Rockwell Medical Inc. (a)	12,544	78,525
RTI Surgical Inc. (a)	15,973	63,892
Sage Therapeutics Inc. (a)	8,002	568,702
Sangamo Therapeutics Inc. (a)	18,542	96,418
Sarepta Therapeutics Inc. (a)	13,106	387,938
SciClone Pharmaceuticals Inc. (a)	13,232	129,674
Second Sight Medical Products Inc (a)	3,390	4,102
Select Medical Holdings Corp. (a)	27,751	370,476
Selecta Biosciences Inc. (a)	1,335	19,117
Senseonics Holdings Inc. (a)	7,074	12,662
Seres Therapeutics Inc. (a)	4,579	51,605
Sorrento Therapeutics Inc. (a)	6,900	27,255
Spark Therapeutics Inc. (a)	4,958	264,460
Spectranetics Corp., The (a)	11,244	327,482
Spectrum Pharmaceuticals Inc. (a)	21,690	140,985
STAAR Surgical Co. (a)	10,961	107,418
Stemline Therapeutics Inc. (a)	5,322	45,503
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	66,000
Supernus Pharmaceuticals Inc. (a)	12,477	390,530
Surgery Partners Inc. (a)	5,289	103,136
SurModics Inc. (a)	3,219	77,417
Syndax Pharmaceuticals Inc. (a)	1,131	15,517
Synergy Pharmaceuticals Inc. (a)	52,302	243,727
Synthetic Biologics Inc. (a)	18,190	11,472
Syros Pharmaceuticals Inc. (a)	1,142	18,192
T2 Biosystems Inc. (a)	3,646	19,178
Tabula Rasa HealthCare Inc. (a)	1,095	14,761
Tactile Systems Technology Inc. (a)	813	15,406
Tandem Diabetes Care Inc. (a)	5,691	6,829
Teladoc Inc. (a)	5,538	138,450
Teligent Inc. (a)	10,912	85,223
Tesaro Inc. (a)	7,380	1,135,561
Tetraphase Pharmaceuticals Inc. (a)	8,767	80,569
TG Therapeutics Inc. (a)	11,100	129,315
TherapeuticsMD Inc. (a)	38,741	278,935
Theravance Biopharma Inc. (a)	10,221	376,337
Titan Pharmaceuticals Inc. (a)	4,629	15,276
Tivity Health Inc. (a)	8,324	242,228
Tokai Pharmaceuticals Inc. (a)	2,381	1,989
TransEnterix Inc. (a)	17,054	20,635
Trevena Inc. (a)	11,445	42,003
Triple-S Management Corp. Class B (a)	6,017	105,719
Trovagene Inc. (a)	7,900	9,085
U.S. Physical Therapy Inc.	3,201	209,025

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ultragenyx Pharmaceutical Inc. (a)	9,873	$669,192
Universal American Corp. (a)	11,253	112,192
Utah Medical Products Inc.	1,000	62,300
Vanda Pharmaceuticals Inc. (a)	9,526	133,364
Veracyte Inc. (a)	3,221	29,569
Versartis Inc. (a)	7,655	163,434
ViewRay Inc. (a)	1,809	15,395
Vital Therapies Inc. (a)	6,396	25,584
Vocera Communications Inc. (a)	6,700	166,361
Voyager Therapeutics Inc. (a)	2,931	38,806
vTv Therapeutics Inc. Class A (a)	1,946	12,746
WaVe Life Sciences Ltd. (a)	1,830	50,325
Wright Medical Group NV (a)	26,723	831,620
XBiotech Inc. (a)	4,422	72,919
Xencor Inc. (a)	9,227	220,710
Zafgen Inc. (a)	5,726	26,683
Zeltiq Aesthetics Inc. (a)	9,212	512,279
ZIOPHARM Oncology Inc. (a)	31,232	198,011
Zogenix Inc. (a)	5,987	64,959

		64,584,025

Industrials (14.00%)
Aaon Inc.	10,350	365,866
AAR Corp.	8,633	290,328
ABM Industries Inc.	14,461	630,500
Acco Brands Corp. (a)	27,822	365,859
Actuant Corp. Class A	15,402	405,843
Advanced Disposal Services Inc. (a)	4,664	105,406
Advanced Drainage Systems Inc.	9,155	200,494
Advisory Board Co., The (a)	10,665	499,122
Aegion Corp. (a)	9,256	212,055
Aerojet Rocketdyne Holdings Inc. (a)	15,826	343,424
Aerovironment Inc. (a)	5,385	150,942
Air Transport Services Group Inc. (a)	13,100	210,255
Aircastle Ltd.	12,568	303,266
Alamo Group Inc.	2,438	185,751
Albany International Corp. Class A	7,400	340,770
Allegiant Travel Co.	3,299	528,665
Allied Motion Technologies Inc.	1,500	30,150
Altra Industrial Motion Corp.	6,700	260,965
Ameresco Inc. Class A (a)	5,100	33,405
American Railcar Industries Inc.	1,916	78,748
American Superconductor Corp. (a)	2,879	19,750
American Woodmark Corp. (a)	3,651	335,162
Apogee Enterprises Inc.	7,336	437,299
Applied Industrial Technologies Inc.	9,172	567,288
Aqua Metals Inc. (a)	3,299	64,462
ARC Document Solutions Inc. (a)	10,621	36,642
ArcBest Corp.	6,389	166,114
Argan Inc.	3,550	234,832
Armstrong Flooring Inc. (a)	6,077	111,938
Astec Industries Inc.	5,028	309,197
Astronics Corp. (a)	5,287	167,757
Atkore International Group Inc. (a)	3,174	83,413
Atlas Air Worldwide Holdings Inc. (a)	6,407	355,268
AZZ Inc.	6,775	403,112

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Babcock & Wilcox Enterprises Inc. (a)	11,883	$110,987
Barnes Group Inc.	12,673	650,632
Barrett Business Services Inc.	1,800	98,316
Beacon Roofing Supply Inc. (a)	15,615	767,633
Blue Bird Corp. (a)	1,200	20,580
BMC Stock Holdings Inc. (a)	14,504	327,790
Brady Corp.	11,508	444,784
Briggs & Stratton Corp.	11,180	250,991
Brink’s Co., The	11,736	627,289
Builders FirstSource Inc. (a)	21,886	326,101
CaesarStone Ltd. (a)	6,165	223,481
CAI International Inc. (a)	4,300	67,682
Casella Waste Systems Inc. Class A (a)	10,314	145,531
CBIZ Inc. (a)	13,491	182,803
CEB Inc.	8,493	667,550
CECO Environmental Corp.	8,129	85,436
Celadon Group Inc.	7,253	47,507
Chart Industries Inc. (a)	8,193	286,263
CIRCOR International Inc.	4,321	256,840
Cogint Inc. (a)	3,642	16,935
Columbus McKinnon Corp.	5,100	126,582
Comfort Systems USA Inc.	9,707	355,762
Continental Building Products Inc. (a)	9,245	226,502
Costamare Inc.	6,611	44,029
Covenant Transport Group Inc. Class A (a)	3,187	59,916
CRA International Inc.	2,415	85,322
CSW Industrials Inc. (a)	3,718	136,451
Cubic Corp.	6,615	349,272
Curtiss-Wright Corp.	11,280	1,029,413
Deluxe Corp.	12,856	927,818
DigitalGlobe Inc. (a)	16,573	542,766
DMC Global Inc.	3,782	46,897
Douglas Dynamics Inc.	5,962	182,735
Ducommun Inc. (a)	2,600	74,854
DXP Enterprises Inc. (a)	3,739	141,596
Dycom Industries Inc. (a)	8,074	750,478
Echo Global Logistics Inc. (a)	7,998	170,757
EMCOR Group Inc.	15,722	989,700
Encore Wire Corp.	5,295	243,570
Energous Corp. (a)	3,646	56,878
Energy Recovery Inc. (a)	8,645	71,926
EnerSys	11,307	892,575
Engility Holdings Inc. (a)	4,683	135,526
Ennis Inc.	6,432	109,344
EnPro Industries Inc.	5,608	399,065
ESCO Technologies Inc.	6,441	374,222
Essendant Inc.	9,722	147,288
Esterline Technologies Corp. (a)	7,732	665,339
ExOne Co., The (a)	3,093	31,518
Exponent Inc.	6,775	403,451
Federal Signal Corp.	15,734	217,287
Forward Air Corp.	7,808	371,427
Foundation Building Materials Inc. (a)	2,162	34,527
Franklin Covey Co. (a)	2,568	51,874
Franklin Electric Co. Inc.	11,574	498,261
Freightcar America Inc.	3,060	38,342

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
FTI Consulting Inc. (a)	10,711	$440,972
FuelCell Energy Inc. (a)	6,564	9,026
GATX Corp.	10,714	653,125
Gencor Industries Inc. (a)	2,014	30,109
Generac Holdings Inc. (a)	15,730	586,414
General Cable Corp.	13,099	235,127
Gibraltar Industries Inc. (a)	8,338	343,526
Global Brass & Copper Holdings Inc.	5,817	200,105
GMS Inc. (a)	2,019	70,746
Gorman-Rupp Co., The	4,484	140,798
GP Strategies Corp. (a)	3,200	80,960
Graham Corp.	2,600	59,800
Granite Construction Inc.	10,331	518,513
Great Lakes Dredge & Dock Co. (a)	14,800	59,200
Greenbrier Companies Inc., The	7,031	303,036
Griffon Corp.	7,540	185,861
H&E Equipment Services Inc.	8,235	201,922
Hardinge Inc.	2,803	31,506
Harsco Corp.	21,648	276,012
Hawaiian Holdings Inc. (a)	13,792	640,638
HC2 Holdings Inc. (a)	8,868	54,982
Healthcare Services Group Inc.	17,767	765,580
Heartland Express Inc.	11,991	240,420
Heidrick & Struggles International Inc.	4,612	121,526
Heritage-Crystal Clean Inc. (a)	3,467	47,498
Herman Miller Inc.	15,510	489,340
Hill International Inc. (a)	8,500	35,275
Hillenbrand Inc.	15,350	550,298
HNI Corp.	11,743	541,235
Hub Group Inc. (a)	8,794	408,042
Hurco Companies Inc.	1,569	48,796
Huron Consulting Group Inc. (a)	5,770	242,917
Hyster-Yale Materials Handling Inc.	2,534	142,892
ICF International Inc. (a)	4,861	200,759
IES Holdings Inc. (a)	1,968	35,621
Innerworkings Inc. (a)	9,652	96,134
Insperity Inc.	4,056	359,564
Insteel Industries Inc.	4,500	162,630
Interface Inc.	17,275	329,089
JELD-WEN Holding Inc. (a)	5,938	195,063
John Bean Technologies Corp.	7,622	670,355
Joy Global Inc.	25,545	721,646
Kadant Inc.	2,758	163,687
Kaman Corp.	7,048	339,220
Kelly Services Inc. Class A	7,516	164,300
Kennametal Inc.	20,559	806,530
Keyw Holding Corp., The (a)	10,618	100,234
Kforce Inc.	6,210	147,488
Kimball International Inc. Class B	9,563	157,790
KLX Inc. (a)	13,439	600,723
Knight Transportation Inc.	17,372	544,612
Knoll Inc.	12,592	299,816
Korn/Ferry International	14,893	468,981
Kratos Defense & Security Solutions Inc. (a)	16,303	126,837
Lawson Products Inc. (a)	1,400	31,430
Layne Christensen Co. (a)	4,883	43,166

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lindsay Corp.	2,804	$247,088
LSI Industries Inc.	5,747	57,987
Lydall Inc. (a)	4,408	236,269
Manitowoc Company Inc., The (a)	32,987	188,026
Marten Transport Ltd.	6,197	145,320
Masonite International Corp. (a)	7,980	632,415
MasTec Inc. (a)	17,320	693,666
Matson Inc.	11,207	355,934
Matthews International Corp. Class A	8,092	547,424
McGrath Rentcorp	6,097	204,676
Mercury Systems Inc. (a)	11,735	458,252
Meritor Inc. (a)	21,938	375,798
Milacron Holdings Corp. (a)	4,084	76,003
Miller Industries Inc.	2,950	77,732
Mistras Group Inc. (a)	4,362	93,260
Mobile Mini Inc.	11,547	352,184
Moog Inc. Class A (a)	8,393	565,269
MRC Global Inc. (a)	24,475	448,627
MSA Safety Inc.	8,100	572,589
Mueller Industries Inc.	14,743	504,653
Mueller Water Products Inc.	41,028	484,951
Multi-Color Corp.	3,584	254,464
MYR Group Inc. (a)	3,167	129,847
National Presto Industries Inc.	1,218	124,480
Navigant Consulting Inc. (a)	12,949	296,014
Navistar International Corp. (a)	12,860	316,613
NCI Building Systems Inc. (a)	7,054	120,976
Neff Corp. Class A (a)	2,623	51,017
NL Industries Inc. (a)	1,843	11,887
NN Inc.	6,990	176,148
NOW Inc. (a)	27,785	471,234
NV5 Global Inc. (a)	1,941	72,982
Omega Flex Inc.	800	38,232
On Assignment Inc. (a)	13,036	632,637
Orion Group Holdings Inc. (a)	6,764	50,527
P.A.M. Transportation Services Inc. (a)	800	13,032
Park-Ohio Holdings Corp.	2,366	85,058
Patrick Industries Inc. (a)	3,802	269,562
PGT Innovations Inc. (a)	12,594	135,386
Plug Power Inc. (a)	45,700	63,066
Ply Gem Holdings Inc. (a)	6,097	120,111
Powell Industries Inc.	2,355	81,106
Power Solutions International Inc. (a)	1,100	11,099
Preformed Line Products Co.	600	31,290
Primoris Services Corp.	10,568	245,389
Proto Labs Inc. (a)	6,424	328,266
Quad Graphics Inc.	7,540	190,310
Quanex Building Products Corp.	9,084	183,951
Radiant Logistics Inc. (a)	8,900	44,500
Raven Industries Inc.	9,349	271,588
RBC Bearings Inc. (a)	5,936	576,326
Resources Connection Inc.	7,622	127,668
REV Group Inc. (a)	2,698	74,384
Rexnord Corp. (a)	21,120	487,450
Roadrunner Transportation Systems Inc. (a)	8,040	55,235

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
RPX Corp. (a)	13,666	$163,992
Rush Enterprises Inc. Class A (a)	7,531	249,125
Rush Enterprises Inc. Class B (a)	1,298	40,472
Saia Inc. (a)	6,546	289,988
Scorpio Bulkers Inc. (a)	15,542	142,986
Simpson Manufacturing Co. Inc.	10,811	465,846
SiteOne Landscape Supply Inc. (a)	3,041	147,215
SkyWest Inc.	13,074	447,784
Sparton Corp. (a)	2,600	54,574
SPX Corp. (a)	10,143	245,968
SPX FLOW Inc. (a)	8,863	307,635
Standard Plus Corp. (a)	4,567	154,136
Standex International Corp.	3,328	333,299
Steelcase Inc.	22,201	371,867
Sun Hydraulics Corp.	5,997	216,552
Sunrun Inc. (a)	16,349	88,285
Supreme Industries Inc. Class A	3,102	62,847
Swift Transportation Co. (a)	19,483	400,181
Taser International Inc. (a)	13,819	314,935
Team Inc. (a)	7,533	203,768
Teledyne Technologies Inc. (a)	8,773	1,109,434
Tennant Co.	4,635	336,733
Tetra Tech Inc.	15,082	616,100
Textainer Group Holdings Ltd.	6,070	92,871
Thermon Group Holdings Inc. (a)	8,455	176,202
Titan International Inc.	12,140	125,528
Titan Machinery Inc. (a)	5,044	77,375
TPI Composites Inc. (a)	1,572	29,884
TRC Companies Inc. (a)	5,193	90,618
Trex Co. Inc. (a)	7,756	538,189
TriMas Corp. (a)	11,808	245,016
TriNet Group Inc. (a)	10,963	316,831
Triton International Ltd. of Bermuda	10,303	265,714
Triumph Group Inc.	12,775	328,956
TrueBlue Inc. (a)	11,048	302,163
Tutor Perini Corp. (a)	9,934	315,901
UniFirst Corp.	3,928	555,616
Univar Inc. (a)	11,243	344,710
Universal Forest Products Inc.	5,127	505,215
Universal Logistics Holdings Inc.	2,402	34,469
US Ecology Inc.	5,776	270,606
USA Truck Inc. (a)	2,400	17,640
Vectrus Inc. (a)	2,806	62,714
Veritiv Corp. (a)	2,320	120,176
Viad Corp.	5,435	245,662
Vicor Corp. (a)	4,522	72,804
VSE Corp.	2,442	99,634
Wabash National Corp.	15,345	317,488
WageWorks Inc. (a)	9,610	694,803
Watts Water Technologies Inc.	7,294	454,781
Werner Enterprises Inc.	11,389	298,392
Wesco Aircraft Holdings Inc. (a)	14,370	163,818
West Corp.	11,572	282,588
Willis Lease Finance Corp. (a)	1,221	27,289
Woodward Inc.	13,420	911,486

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
XPO Logistics Inc. (a)	25,623	$1,227,085
YRC Worldwide Inc. (a)	8,880	97,769

		70,877,994

Information Technology (16.93%)
2U Inc. (a)	9,494	376,532
3D Systems Corp. (a)	28,257	422,725
8x8 Inc. (a)	22,882	348,950
A10 Networks Inc. (a)	11,296	103,358
Acacia Communications Inc. (a)	1,367	80,134
ACI Worldwide Inc. (a)	29,282	626,342
Actua Corp. (a)	9,184	129,035
Acxiom Corp. (a)	20,647	587,820
Adtran Inc.	13,157	273,015
Advanced Energy Industries Inc. (a)	10,429	715,012
Advanced Micro Devices Inc. (a)	195,609	2,846,111
Aerohive Networks Inc. (a)	5,692	23,963
Agilysys Inc. (a)	3,514	33,207
Alarm.com Holdings Inc. (a)	2,643	81,246
ALJ Regional Holdings Inc. (a)	7,306	27,178
Alpha & Omega Semiconductor Ltd. (a)	4,464	76,736
Ambarella Inc. (a)	8,422	460,768
Amber Road Inc. (a)	4,282	33,057
American Software Inc. Class A	6,300	64,764
Amkor Technology Inc. (a)	26,528	307,460
Angie’s List Inc. (a)	10,177	58,009
Anixter International Inc. (a)	7,575	600,698
AppFolio Inc. Class A (a)	1,953	53,122
Applied Optoelectronics Inc. (a)	4,636	260,311
Apptio Inc. Class A (a)	1,397	16,387
Aspen Technology Inc. (a)	20,230	1,191,952
Autobytel Inc. (a)	2,109	26,426
Avid Technology Inc. (a)	9,149	42,634
AVX Corp.	11,800	193,284
Axcelis Technologies Inc. (a)	7,206	135,473
Badger Meter Inc.	7,260	266,805
Bankrate Inc. (a)	12,396	119,621
Barracuda Networks Inc. (a)	5,643	130,410
Bazaarvoice Inc. (a)	20,953	90,098
Bel Fuse Inc.	2,483	63,441
Belden Inc.	10,757	744,277
Benchmark Electronics Inc. (a)	12,678	403,160
Benefitfocus Inc. (a)	3,331	93,101
Black Box Corp.	3,709	33,196
Blackbaud Inc.	12,032	922,493
Blackhawk Network Holdings Inc. (a)	14,488	588,213
BlackLine Inc. (a)	1,928	57,377
Blucora Inc. (a)	10,620	183,726
Bottomline Technologies Inc. (a)	10,814	255,751
Box Inc. Class A (a)	12,554	204,756
Brightcove Inc. (a)	8,000	71,200
BroadSoft Inc. (a)	7,646	307,369
Brooks Automation Inc.	18,124	405,978
Cabot Microelectronics Corp.	5,962	456,749
CACI International Inc. Class A (a)	6,254	733,594
CalAmp Corp. (a)	9,756	163,803

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Calix Inc. (a)	11,220	$81,345
Callidus Software Inc. (a)	15,514	331,224
Carbonite Inc. (a)	5,112	103,774
Cardtronics PLC Class A (a)	11,886	555,670
Care.com Inc. (a)	3,810	47,663
Cass Information Systems Inc.	2,969	196,251
Cavium Inc. (a)	16,725	1,198,514
CEVA Inc. (a)	5,381	191,026
ChannelAdvisor Corp. (a)	5,766	64,291
Ciena Corp. (a)	36,181	854,233
Cimpress NV (a)	6,661	574,112
Cirrus Logic Inc. (a)	16,429	997,076
Clearfield Inc. (a)	2,800	46,060
Coherent Inc. (a)	6,260	1,287,306
Cohu Inc.	6,608	121,984
CommVault Systems Inc. (a)	10,107	513,436
Comtech Telecommunications Corp.	5,926	87,349
Control4 Corp. (a)	5,042	79,613
Convergys Corp.	23,565	498,400
Cornerstone OnDemand Inc. (a)	13,323	518,131
Coupa Software Inc. (a)	1,804	45,822
CPI Card Group Inc.	5,947	24,977
Cray Inc. (a)	10,501	229,972
CSG Systems International Inc.	8,448	319,419
CTS Corp.	8,064	171,763
Daktronics Inc.	9,652	91,211
DHI Group Inc. (a)	12,904	50,971
Diebold Nixdorf Inc.	18,133	556,683
Digi International Inc. (a)	6,802	80,944
Digimarc Corp. (a)	2,674	72,198
Diodes Inc. (a)	9,917	238,504
DSP Group Inc. (a)	5,824	69,888
Eastman Kodak Co. (a)	4,727	54,360
Ebix Inc.	6,527	399,779
Electro Scientific Industries Inc. (a)	6,518	45,430
Electronics for Imaging Inc. (a)	12,117	591,673
Ellie Mae Inc. (a)	8,594	861,720
EMCORE Corp.	6,100	54,900
Endurance International Group Holdings Inc. (a)	16,091	126,314
EnerNOC Inc. (a)	6,830	40,980
Entegris Inc. (a)	36,587	856,136
Envestnet Inc. (a)	11,011	355,655
EPAM Systems Inc. (a)	12,477	942,263
ePlus inc. (a)	1,664	224,723
Everbridge Inc. (a)	1,618	33,218
EVERTEC Inc.	16,568	263,431
Exa Corp. (a)	3,493	44,361
Exar Corp. (a)	10,828	140,872
Exlservice Holdings Inc. (a)	8,598	407,201
Extreme Networks Inc. (a)	26,571	199,548
Fabrinet (a)	9,182	385,919
Fair Isaac Corp.	8,012	1,033,147
FARO Technologies Inc. (a)	4,254	152,080
Finisar Corp. (a)	27,825	760,736
Five9 Inc. (a)	8,432	138,791
Formfactor Inc. (a)	18,292	216,760

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Forrester Research Inc.	2,825	$112,294
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	8,578	304,948
GigPeak Inc. (a)	16,744	51,572
Global Sources Ltd. (a)	1,940	16,005
Globant SA (a)	6,649	242,024
Glu Mobile Inc. (a)	25,548	57,994
Gogo Inc. (a)	14,431	158,741
GrubHub Inc. (a)	21,207	697,498
GTT Communications Inc. (a)	6,822	166,116
Guidance Software Inc. (a)	5,178	30,550
Hackett Group Inc., The	5,994	116,823
Harmonic Inc. (a)	19,093	113,603
Hortonworks Inc. (a)	10,267	100,719
HubSpot Inc. (a)	7,629	461,936
Ichor Holdings Ltd. (a)	1,560	30,935
II-VI Inc. (a)	15,467	557,585
Immersion Corp. (a)	7,200	62,352
Imperva Inc. (a)	7,463	306,356
Impinj Inc. (a)	1,460	44,194
Infinera Corp. (a)	36,411	372,485
Information Services Group Inc. (a)	8,219	25,890
Inphi Corp. (a)	10,452	510,267
Insight Enterprises Inc. (a)	9,519	391,136
Instructure Inc. (a)	2,638	61,729
Integrated Device Technology Inc. (a)	34,827	824,355
InterDigital Inc.	9,101	785,416
InvenSense Inc. (a)	21,181	267,516
Itron Inc. (a)	8,720	529,304
Ixia (a)	16,579	325,777
IXYS Corp.	6,314	91,869
j2 Global Inc.	12,218	1,025,212
Jive Software Inc. (a)	14,676	63,107
Kimball Electronics Inc. (a)	7,397	125,379
Knowles Corp. (a)	23,070	437,176
Kopin Corp. (a)	17,200	70,520
KVH Industries Inc. (a)	4,200	35,280
Lattice Semiconductor Corp. (a)	30,996	214,492
Limelight Networks Inc. (a)	19,808	51,105
Liquidity Services Inc. (a)	6,312	50,496
Littelfuse Inc.	5,691	910,048
LivePerson Inc. (a)	13,900	95,215
LogMeIn Inc.	13,542	1,320,345
Lumentum Holdings Inc. (a)	13,282	708,595
MACOM Technology Solutions Holdings Inc. (a)	8,290	400,407
Majesco (a)	1,657	8,550
ManTech International Corp. Class A	6,414	222,117
Marchex Inc. Class B (a)	8,066	21,940
MAXIMUS Inc.	16,831	1,046,888
MaxLinear Inc. Class A (a)	14,435	404,902
Maxwell Technologies Inc. (a)	8,011	46,544
MeetMe Inc. (a)	10,238	60,302
Mesa Laboratories Inc.	784	96,197
Methode Electronics Inc.	9,630	439,128
Microsemi Corp. (a)	29,417	1,515,858

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MicroStrategy Inc. (a)	2,482	$466,120
MINDBODY, Inc. Class A (a)	3,627	99,561
Mitek Systems Inc. (a)	7,422	49,356
MKS Instruments Inc.	13,696	941,600
MobileIron Inc. (a)	12,140	52,809
Model N Inc. (a)	5,500	57,475
MoneyGram International Inc. (a)	7,262	122,074
Monolithic Power Systems Inc.	10,010	921,921
Monotype Imaging Holdings Inc.	10,509	211,231
MTS Systems Corp.	4,288	236,054
Nanometrics Inc. (a)	6,319	192,477
NCI Inc. Class A	1,538	23,147
NeoPhotonics Corp. (a)	7,930	71,449
NETGEAR Inc. (a)	8,274	409,977
NetScout Systems Inc. (a)	23,179	879,643
New Relic Inc. (a)	5,686	210,780
NIC Inc.	16,506	333,421
Nimble Storage Inc. (a)	16,190	202,375
Novanta Inc. (a)	8,396	222,914
NumereX Corp. Class A (a)	3,260	15,550
NVE Corp.	1,200	99,348
Oclaro Inc. (a)	28,369	278,584
OSI Systems Inc. (a)	4,579	334,221
Park City Group Inc. (a)	3,278	40,483
Park Electrochemical Corp.	4,835	86,353
Paycom Software Inc. (a)	11,585	666,253
Paylocity Holding Corp. (a)	5,580	215,555
PC Connection Inc.	3,077	91,664
PDF Solutions Inc. (a)	7,160	161,959
Pegasystems Inc.	9,377	411,181
Perficient Inc. (a)	9,647	167,472
PFSweb Inc. (a)	3,874	25,297
Photronics Inc. (a)	16,672	178,390
Planet Payment Inc. (a)	10,851	43,187
Plantronics Inc.	8,626	466,753
Plexus Corp. (a)	8,706	503,207
Power Integrations Inc.	7,123	468,337
Progress Software Corp.	13,055	379,248
Proofpoint Inc. (a)	10,766	800,560
PROS Holdings Inc. (a)	6,487	156,921
Pure Storage Inc. Class A (a)	17,777	174,748
Q2 Holdings Inc. (a)	6,604	230,149
QAD Inc. Class A	2,458	68,455
Qualys Inc. (a)	7,041	266,854
Quantenna Communications Inc. (a)	1,264	26,329
QuinStreet Inc. (a)	8,298	32,362
Quotient Technology Inc. (a)	16,505	157,623
Radisys Corp. (a)	8,993	35,972
Rambus Inc. (a)	28,258	371,310
Rapid7 Inc. (a)	4,989	74,735
Realnetworks Inc. (a)	5,369	25,986
RealPage Inc. (a)	14,071	491,078
Reis Inc.	2,456	43,962
RetailMeNot Inc. (a)	10,447	84,621
Rightside Group Ltd. (a)	2,913	28,897
RingCentral Inc. Class A (a)	15,207	430,358

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Rogers Corp. (a)	4,727	$405,907
Rosetta Stone Inc. (a)	4,785	46,654
Rubicon Project Inc., The (a)	9,656	56,874
Rudolph Technologies Inc. (a)	7,768	174,003
Sanmina Corp. (a)	18,884	766,690
Sapiens International Corp. NV	6,300	81,144
ScanSource Inc. (a)	6,325	248,256
Science Applications International Corp.	10,935	813,564
SecureWorks Corp. Class A (a)	1,458	13,851
Semtech Corp. (a)	16,679	563,750
ServiceSource International Inc. (a)	16,312	63,291
ShoreTel Inc. (a)	17,429	107,188
Shutterstock Inc. (a)	4,910	203,028
Sigma Designs Inc. (a)	8,600	53,750
Silicom Ltd.	1,443	71,674
Silicon Laboratories Inc. (a)	10,654	783,602
Silver Spring Networks Inc. (a)	10,263	115,869
Sonus Networks Inc. (a)	12,121	79,877
SPS Commerce Inc. (a)	4,303	251,682
Stamps.com Inc. (a)	4,297	508,550
Stratasys Ltd. (a)	13,087	268,153
Super Micro Computer Inc. (a)	10,065	255,148
Sykes Enterprises Inc. (a)	10,568	310,699
Synaptics Inc. (a)	9,029	447,026
Synchronoss Technologies Inc. (a)	10,978	267,863
SYNNEX Corp.	7,460	835,072
Syntel Inc.	8,748	147,229
Systemax Inc.	2,500	27,725
Take-Two Interactive Software Inc. (a)	24,966	1,479,735
Tech Data Corp. (a)	8,894	835,147
TechTarget (a)	4,626	41,773
TeleNav Inc. (a)	8,462	73,196
TeleTech Holdings Inc.	4,515	133,644
TiVo Corp. (a)	30,227	566,756
Trade Desk Inc., The Class A (a)	2,074	77,256
Travelport Worldwide Ltd.	31,050	365,458
TrueCar Inc. (a)	13,786	213,269
TTM Technologies Inc. (a)	18,798	303,212
Ubiquiti Networks Inc. (a)	6,748	339,154
Ultra Clean Holdings Inc. (a)	7,523	126,913
Ultratech Inc. (a)	5,692	168,597
Unisys Corp. (a)	13,718	191,366
Universal Display Corp. (a)	10,736	924,370
USA Technologies Inc. (a)	9,219	39,181
Varonis Systems Inc. (a)	2,753	87,545
VASCO Data Security International Inc. (a)	8,164	110,214
Veeco Instruments Inc. (a)	10,278	306,798
Verint Systems Inc. (a)	16,019	694,824
ViaSat Inc. (a)	12,857	820,534
Viavi Solutions Inc. (a)	60,837	652,173
Virnetx Holding Corp. (a)	13,675	31,452
Virtusa Corp. (a)	7,302	220,666
Vishay Intertechnology Inc.	34,981	575,437
Vishay Precision Group Inc. (a)	3,021	47,732
Web.com Group Inc. (a)	11,057	213,400

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
WebMD Health Corp. (a)	9,616	$506,571
Workiva Inc. (a)	5,618	87,922
Xactly Corp. (a)	5,901	70,222
Xcerra Corp. (a)	13,396	119,090
XO Group Inc. (a)	6,800	117,028
Xperi Corp.	12,718	431,776
Zendesk Inc. (a)	21,399	600,028
Zix Corp. (a)	13,900	66,859

		85,754,189

Materials (5.03%)
A. Schulman Inc.	7,505	236,033
AgroFresh Solutions Inc. (a)	5,362	23,432
AK Steel Holding Corp. (a)	80,236	576,897
Allegheny Technologies Inc.	28,214	506,723
American Vanguard Corp.	7,413	123,056
Ampco-Pittsburgh Corp.	2,461	34,577
Balchem Corp.	8,135	670,487
Boise Cascade Co. (a)	10,449	278,988
Calgon Carbon Corp.	13,340	194,764
Carpenter Technology Corp.	12,023	448,458
Century Aluminum Co. (a)	13,054	165,655
Chase Corp.	1,887	180,020
Chemours Co., The	47,486	1,828,211
Chemtura Corp. (a)	16,606	554,640
Clearwater Paper Corp. (a)	4,514	252,784
Cliffs Natural Resources Inc. (a)	73,230	601,218
Codexis Inc. (a)	8,399	40,315
Coeur Mining Inc. (a)	46,066	372,213
Commercial Metals Co.	30,014	574,168
Deltic Timber Corp.	2,797	218,502
Ferro Corp. (a)	22,208	337,340
Ferroglobe PLC	17,142	177,077
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b)	19,356	0
Flotek Industries Inc. (a)	14,591	186,619
Forterra Inc. (a)	4,039	78,760
FutureFuel Corp.	6,273	88,951
GCP Applied Technologies Inc. (a)	18,133	592,042
Gold Resource Corp.	13,014	58,823
Greif Inc. Class A	6,747	371,692
Greif Inc. Class B	1,454	94,946
Handy & Harman Ltd. (a)	578	15,722
Hawkins Inc.	2,466	120,834
Haynes International Inc.	3,332	127,016
HB Fuller Co.	12,601	649,708
Headwaters Inc. (a)	19,081	448,022
Hecla Mining Co.	101,113	534,888
Ingevity Corp. (a)	10,932	665,212
Innophos Holdings Inc.	5,071	273,682
Innospec Inc.	6,228	403,263
Kaiser Aluminum Corp.	4,638	370,576
Kapstone Paper and Packaging Corp.	22,145	511,550
KMG Chemicals Inc.	2,267	104,441
Koppers Holdings Inc. (a)	5,481	232,120

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Kraton Corp. (a)	7,712	$238,455
Kronos Worldwide Inc.	5,200	85,436
Louisiana-Pacific Corp. (a)	37,523	931,321
LSB Industries Inc. (a)	5,393	50,586
Materion Corp.	5,287	177,379
Minerals Technologies Inc.	9,092	696,447
Multi Packaging Solutions International Ltd. (a)	5,630	101,058
Myers Industries Inc.	5,966	94,561
Neenah Paper Inc.	4,310	321,957
Olin Corp.	43,185	1,419,491
Olympic Steel Inc.	2,668	49,518
Omnova Solutions Inc. (a)	11,758	116,404
P. H. Glatfelter Co.	11,310	245,879
PolyOne Corp.	21,805	743,332
Quaker Chemical Corp.	3,395	446,986
Rayonier Advanced Materials Inc.	11,598	155,993
Real Industry Inc. (a)	6,940	19,779
Ryerson Holding Corp. (a)	3,271	41,215
Schnitzer Steel Industries Inc. Class A	6,939	143,290
Schweitzer-Mauduit International Inc.	7,643	316,573
Sensient Technologies Corp.	11,564	916,563
Stepan Co.	5,107	402,483
Stillwater Mining Co. (a)	32,077	553,970
Summit Materials Inc. Class A (a)	27,865	688,544
SunCoke Energy Inc. (a)	16,785	150,394
TerraVia Holdings Inc. (a)	19,562	14,173
TimkenSteel Corp. (a)	10,472	198,026
Trecora Resources (a)	5,000	55,500
Tredegar Corp.	6,499	114,057
Trinseo SA	7,238	485,670
Tronox Ltd. Class A	16,807	310,089
UFP Technologies Inc. (a)	1,613	41,777
United States Lime & Minerals Inc.	637	50,310
US Concrete Inc. (a)	3,848	248,388
Valhi Inc.	4,600	15,088
Worthington Industries Inc.	11,780	531,160

		25,496,277

Real Estate (7.56%)
Acadia Realty Trust	21,048	632,706
Agree Realty Corp.	6,095	292,316
Alexander & Baldwin Inc.	12,284	546,884
Alexander’s Inc.	503	217,226
Altisource Portfolio Solutions SA (a)	3,013	110,878
American Assets Trust Inc.	10,256	429,111
Armada Hoffler Properties Inc.	9,528	132,344
Ashford Hospitality Prime Inc.	5,343	56,689
Ashford Hospitality Trust Inc.	21,073	134,235
Bluerock Residential Growth REIT Inc.	5,535	68,136
CareTrust REIT Inc.	15,259	256,656
CatchMark Timber Trust Inc. Class A	10,808	124,508
CBL & Associates Properties Inc.	42,267	403,227
Cedar Realty Trust Inc.	22,485	112,875
Chatham Lodging Trust	10,089	199,258

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Chesapeake Lodging Trust	16,171	$387,457
City Office REIT Inc.	6,900	83,835
Colony Starwood Homes	17,439	592,054
Community Healthcare Trust Inc.	3,370	80,543
Consolidated-Tomoka Land Co.	1,272	68,103
CorEnergy Infrastructure Trust Inc.	3,203	108,197
Coresite Realty Corp.	8,863	798,113
Cousins Properties Inc.	89,340	738,842
DiamondRock Hospitality Co.	53,668	598,398
DuPont Fabros Technology Inc.	19,661	974,989
Easterly Government Properties Inc.	9,145	180,980
EastGroup Properties Inc.	8,285	609,196
Education Realty Trust Inc.	19,183	783,626
Farmland Partners Inc.	5,971	66,696
FelCor Lodging Trust Inc.	35,806	268,903
First Industrial Realty Trust Inc.	30,619	815,384
First Potomac Realty Trust	15,644	160,820
Forestar Group Inc. (a)	8,700	118,755
Four Corners Property Trust Inc.	15,765	359,915
Franklin Street Properties Corp.	28,169	341,972
FRP Holdings Inc. (a)	1,800	72,000
Geo Group Inc., The	20,657	957,865
Getty Realty Corp.	7,213	182,273
Gladstone Commercial Corp.	6,421	132,722
Global Medical REIT Inc.	3,968	36,029
Global Net Lease Inc.	15,463	372,349
Gramercy Property Trust	37,021	973,652
Griffin Industrial Realty Inc.	289	8,945
Healthcare Realty Trust Inc.	29,733	966,322
Hersha Hospitality Trust	10,984	206,389
HFF Inc. Class A	9,231	255,422
Hudson Pacific Properties Inc.	30,424	1,053,887
Independence Realty Trust Inc.	14,508	135,940
InfraREIT Inc. (a)	11,387	204,966
Investors Real Estate Trust	33,333	197,665
iStar Inc. (a)	19,107	225,463
Kennedy-Wilson Holdings Inc.	21,863	485,359
Kite Realty Group Trust	21,889	470,614
LaSalle Hotel Properties	28,234	817,374
Lexington Realty Trust	60,649	605,277
LTC Properties Inc.	10,006	479,287
Mack-Cali Realty Corp.	23,641	636,889
Marcus & Millichap Inc. (a)	3,821	93,920
MedEquities Realty Trust Inc.	5,405	60,590
Medical Properties Trust Inc.	76,881	990,996
Monmouth Real Estate Investment Corp. Class A	17,060	243,446
Monogram Residential Trust Inc.	45,655	455,180
National Health Investors Inc.	9,956	723,104
National Storage Affiliates Trust	9,208	220,071
New Senior Investment Group Inc.	20,291	206,968
NexPoint Residential Trust Inc.	3,580	86,493
NorthStar Realty Europe Corp.	15,744	182,473
One Liberty Properties Inc.	3,687	86,128
Parkway Inc. (a)	11,167	222,112
Pebblebrook Hotel Trust	19,142	559,138

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Pennsylvania Real Estate Investment Trust	17,907	$271,112
Physicians Realty Trust	38,143	757,901
Potlatch Corp.	10,742	490,909
Preferred Apartment Communities Inc. Class A	6,101	80,594
PS Business Parks Inc.	5,221	599,162
QTS Realty Trust Inc. Class A	12,275	598,406
RAIT Financial Trust	24,094	77,101
Ramco-Gershenson Properties Trust	21,123	296,144
RE/MAX Holdings Inc. Class A	4,700	279,415
Retail Opportunity Investments Corp.	28,386	596,958
Rexford Industrial Realty Inc.	17,445	392,861
RLJ Lodging Trust	32,396	761,630
RMR Group Inc., The Class A	1,869	92,516
Ryman Hospitality Properties Inc.	11,603	717,413
Sabra Health Care REIT Inc.	17,125	478,301
Saul Centers Inc.	2,827	174,200
Select Income REIT	17,188	443,279
Seritage Growth Properties Class A	6,690	288,674
Silver Bay Realty Trust Corp.	9,175	196,987
St. Joe Co., The (a)	13,229	225,554
STAG Industrial Inc.	19,621	490,917
Stratus Properties Inc. (a)	1,721	47,155
Summit Hotel Properties Inc.	22,874	365,527
Sunstone Hotel Investors Inc.	57,325	878,792
Tejon Ranch Co. (a)	3,636	79,592
Terreno Realty Corp.	12,262	343,336
Tier REIT Inc.	13,174	228,701
Trinity Place Holdings Inc. (a)	5,830	42,617
Trinity Place Holdings Inc. Rights (a) (b)	735	0
UMH Properties Inc.	7,732	117,604
Universal Health Realty Income Trust	506	32,637
Urban Edge Properties	23,973	630,490
Urstadt Biddle Properties Inc. Class A	5,808	119,412
Washington Prime Group Inc.	49,467	429,868
Washington Real Estate Investment Trust	19,666	615,152
Whitestone REIT	7,074	97,904
Xenia Hotels & Resorts Inc.	27,458	468,708

		38,268,664

Telecommunication Services (0.69%)
ATN International Inc.	2,674	188,300
Boingo Wireless Inc. (a)	8,910	115,741
Cincinnati Bell Inc. (a)	11,151	197,373
Cogent Communications Holdings Inc.	10,817	465,672
Consolidated Communications Holdings Inc.	12,969	303,734
FairPoint Communications Inc. (a)	6,024	99,998
General Communication Inc. Class A (a)	6,986	145,309
Globalstar Inc. (a)	103,867	166,187
Hawaiian Telcom Holdco Inc. (a)	1,724	39,497
IDT Corp. Class B	4,305	54,760
Intelsat SA (a)	6,700	27,805
Iridium Communications Inc. (a)	21,910	211,432

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Lumos Networks Corp. (a)	5,550	$98,235
NII Holdings Inc. (a)	13,946	18,130
Orbcomm Inc. (a)	16,700	159,485
pdvWireless Inc. (a)	2,601	56,832
Shenandoah Telecommunications Co.	12,231	343,080
Spok Holdings Inc.	5,566	105,754
Straight Path Communications Inc. Class B (a)	2,583	92,911
Vonage Holdings Corp. (a)	51,059	322,693
Windstream Holdings Inc.	48,430	263,944

		3,476,872

Utilities (3.54%)
ALLETE Inc.	12,904	873,731
American States Water Co.	9,456	418,901
AquaVenture Holdings Ltd. (a)	1,540	26,288
Artesian Resources Corp. Class A	1,986	64,664
Atlantic Power Corp. (a)	33,973	90,028
Atlantica Yield PLC	15,071	315,888
Avista Corp.	16,478	643,466
Black Hills Corp.	13,307	884,516
California Water Service Group	12,475	447,229
Chesapeake Utilities Corp.	3,862	267,250
Connecticut Water Service Inc.	2,859	151,956
Consolidated Water Co. Ltd. Ordinary Shares	3,600	41,940
Delta Natural Gas Company Inc.	1,577	47,862
Dynegy Inc. (a)	31,084	244,320
El Paso Electric Co.	10,522	531,361
Genie Energy Ltd. Class B	3,000	21,720
Global Water Resources Inc.	2,059	17,913
Idacorp Inc.	12,937	1,073,254
MGE Energy Inc.	9,042	587,730
Middlesex Water Co.	4,153	153,453
New Jersey Resources Corp.	21,909	867,596
Northwest Natural Gas Co.	7,082	418,546
NorthWestern Corp.	12,508	734,220
NRG Yield Inc. Class A	9,542	165,935
NRG Yield Inc. Class C	16,771	296,847
ONE Gas Inc.	13,265	896,714
Ormat Technologies Inc.	10,093	576,108
Otter Tail Corp.	9,881	374,490
Pattern Energy Group Inc.	17,495	352,174
PNM Resources Inc.	21,021	777,777
Portland General Electric Co.	23,060	1,024,325
SJW Group	4,274	206,092
South Jersey Industries Inc.	21,164	754,497
Southwest Gas Holdings Inc.	12,037	997,988
Spark Energy Inc. Class A	1,206	38,532
Spire Inc.	11,340	765,450
TerraForm Global Inc. Class A	23,572	113,146
TerraForm Power Inc. Class A (a)	23,203	287,021
Unitil Corp.	3,637	163,774
Vivint Solar Inc. (a)	8,937	25,024
WGL Holdings Inc.	13,170	1,086,920

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
York Water Co., The	3,300	$115,665

		17,942,311

Total Common Stocks
(cost $346,229,635)		493,327,414

	Shares	Value
Short-term Investments (2.35%)
JPMorgan U.S. Government Money Market Fund Capital Shares	11,902,902	$11,902,902

Total Short-term Investments
(cost $11,902,902)		11,902,902

TOTAL INVESTMENTS (99.76%)
(cost $358,132,537)		505,230,316
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.24%)		1,233,500

NET ASSETS (100.00%)		$506,463,816

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2017, cash in the amount of $616,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	185	June 2017	$12,708,846	$12,805,700	$96,854

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (a) (98.46%)
Australia (7.55%)
AGL Energy Ltd.	13,989	$281,832
Alumina Ltd.	55,470	75,859
Amcor Ltd.	22,144	254,785
AMP Ltd.	62,421	247,032
APA Group	20,886	142,974
Aristocrat Leisure Ltd.	10,755	147,656
ASX Ltd.	4,061	156,619
Aurizon Holdings Ltd.	42,875	171,972
AusNet Services	25,801	33,215
Australia & New Zealand Banking Group Ltd.	59,482	1,446,035
Bank of Queensland Ltd.	8,455	78,549
Bendigo and Adelaide Bank Ltd.	9,322	86,461
BGP Holdings PLC (b)	183,756	0
BHP Billiton Ltd.	65,240	1,198,234
Boral Ltd.	21,808	97,302
Brambles Ltd.	33,613	240,111
Caltex Australia Ltd.	5,407	121,822
Challenger Ltd.	11,648	111,683
CIMIC Group Ltd.	2,074	56,932
Coca-Cola Amatil Ltd.	11,437	94,544
Cochlear Ltd.	1,237	127,802
Commonwealth Bank of Australia	35,045	2,300,186
Computershare Ltd.	9,303	99,931
Crown Resorts Ltd.	7,339	66,219
CSL Ltd.	9,096	870,961
Dexus Property Group	20,341	151,831
Domino’s Pizza Enterprises Ltd.	1,181	52,441
DUET Group	47,841	101,976
Flight Centre Travel Group Ltd.	1,064	23,476
Fortescue Metals Group Ltd.	32,279	153,639
Goodman Group	37,022	218,924
GPT Group	37,760	148,570
Harvey Norman Holdings Ltd.	11,319	39,174
Healthscope Ltd.	37,570	65,157
Incitec Pivot Ltd.	34,102	97,963
Insurance Australia Group Ltd.	45,987	212,561
James Hardie Industries PLC	8,039	126,337
LendLease Group	11,207	133,398
Macquarie Group Ltd.	6,341	436,976
Medibank Private Ltd.	59,710	128,644
Mirvac Group	77,776	130,132
National Australia Bank Ltd.	54,087	1,377,691
Newcrest Mining Ltd.	15,892	270,391
Oil Search Ltd.	27,744	153,038
Orica Ltd.	7,280	97,890
Origin Energy Ltd. (c)	35,778	192,707
Qantas Airways Ltd.	12,046	35,800
QBE Insurance Group Ltd.	28,216	277,870
Ramsay Health Care Ltd.	2,844	151,858
REA Group Ltd.	1,046	47,413
Rio Tinto Ltd.	8,384	387,269
Santos Ltd. (c)	32,024	92,972
Scentre Group	107,918	353,708
Seek Ltd.	6,996	85,091
Sonic Healthcare Ltd.	7,802	131,851
South32 Ltd.	112,022	236,214

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	50,751	$179,910
Suncorp Group Ltd.	26,771	270,185
Sydney Airport	24,031	124,295
Tabcorp Holding Ltd.	16,390	59,479
Tatts Group Ltd.	31,663	107,164
Telstra Corp. Ltd.	83,524	297,365
TPG Telecom Ltd.	7,255	38,633
Transurban Group	41,857	373,192
Treasury Wine Estates Ltd.	14,499	135,475
Vicinity Centres	71,161	153,859
Vocus Group Ltd.	10,211	33,701
Wesfarmers Ltd.	22,984	791,419
Westfield Corp.	41,485	281,447
Westpac Banking Corp.	67,334	1,803,597
Woodside Petroleum Ltd.	14,832	363,519
Woolworths Ltd.	25,414	514,532

		20,149,450

Austria (0.20%)
Andritz AG	1,161	58,070
Erste Group Bank AG	6,092	198,380
Immoeast AG Interim Shares (b) (c)	8,216	0
Immofinanz AG Interim Shares (b) (c)	7,204	0
OMV AG	3,281	129,104
Raiffeisen Bank International AG (c)	2,187	49,357
VoestAlpine AG	2,369	93,255

		528,166

Belgium (1.15%)
Ageas	3,619	141,458
Anheuser-Busch InBev SA/NV	15,558	1,707,859
Colruyt SA	1,375	67,504
Groupe Bruxelles Lambert SA	1,687	153,154
KBC Group NV	5,156	342,071
Proximus SA	3,216	100,918
Solvay SA	1,497	182,936
Telenet Group Holding NV (c)	1,033	61,437
UCB SA	2,340	181,507
Umicore SA	2,073	118,093

		3,056,937

Denmark (1.62%)
A.P. Moller-Maersk A/S Class A	76	122,603
A.P. Moller-Maersk A/S Class B	138	228,958
Carlsberg A/S Class B	2,230	205,937
Chr. Hansen Holding A/S	2,028	130,167
Coloplast A/S Class B	2,527	197,309
Danske Bank A/S	14,065	479,012
DONG Energy A/S (d)	2,998	115,602
DSV A/S	3,978	205,928
Genmab A/S (c)	1,167	224,745
ISS A/S	3,443	130,194
Novo Nordisk A/S Class B	38,930	1,337,005
Novozymes A/S B Shares	4,258	168,767
Pandora A/S	2,108	233,362
TDC A/S	16,066	82,846

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Tryg A/S	2,594	$47,055
Vestas Wind Systems A/S	4,303	349,862
William Demant Holding A/S (c)	2,790	58,292

		4,317,644

Finland (0.96%)
Elisa OYJ	3,002	106,164
Fortum OYJ	9,264	146,562
Kone Corp. OYJ Class B	6,974	306,225
Metso OYJ	2,272	68,787
Neste OYJ	2,616	102,030
Nokia OYJ	117,275	629,298
Nokian Renkaat OYJ	2,334	97,455
Orion OYJ Class B	2,131	111,099
Sampo OYJ A Shares	9,394	445,557
Stora Enso OYJ R Shares	11,110	131,322
UPM-Kymmene OYJ	10,477	246,114
Wartsila OYJ Class B	3,004	160,714

		2,551,327

France (10.07%)
Accor SA	3,674	153,053
Aeroports de Paris (ADP)	626	77,367
Air Liquide SA	7,823	893,811
Airbus SE	12,015	914,279
Alstom SA (c)	3,114	93,066
ArcelorMittal (c)	38,317	322,353
Arkema	1,387	136,838
AtoS	1,846	228,342
AXA SA	38,760	1,002,924
BNP Paribas SA	21,570	1,436,569
Bollore	17,607	68,258
Bouygues SA	3,806	154,918
Bureau Veritas SA	5,248	110,712
Capgemini SA	3,135	289,493
Carrefour SA	11,468	270,373
Casino Guichard Perrachon SA	1,133	63,371
Christian Dior SE	1,130	262,554
Cie Generale des Etablissements Michelin Class B	3,729	452,906
CNP Assurances	3,501	71,261
Compagnie de Saint-Gobain	10,354	531,682
Credit Agricole SA	22,643	306,775
Danone	11,845	805,687
Dassault Aviation SA	47	59,761
Dassault Systemes SA	2,712	234,751
Edenred	4,437	104,845
Eiffage SA	1,196	93,676
Electricite de France	7,445	62,681
Engie	30,807	436,446
Essilor International SA	4,081	495,876
Eurazeo SA	847	55,778
Eurofins Scientific SE	227	98,766
Eutelsat Communications	3,828	85,472
Fonciere des Regions	704	58,813
Gecina SA	869	117,921
Groupe Eurotunnel SE	9,570	96,294

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	554	$262,466
ICADE	783	57,369
Iliad SA	548	122,563
Imerys SA	755	64,088
Ingenico Group	1,121	105,788
JC Decaux SA	1,523	53,600
Kering	1,566	405,039
Klepierre	4,651	180,903
Lagardere SCA	2,491	73,371
Legrand SA	5,537	333,856
L’Oreal SA	5,082	976,679
LVMH Moet Hennessy Louis Vuitton SE	5,652	1,241,183
Natixis SA	19,396	119,515
Orange	39,758	617,757
Pernod Ricard SA	4,369	516,888
Peugeot SA (c)	9,785	197,029
Publicis Groupe	4,048	282,899
Remy Cointreau SA	473	46,307
Renault SA	3,944	342,613
Rexel SA	6,135	111,393
Safran SA	6,242	466,327
Sanofi	23,481	2,119,691
Schneider Electric SE (Paris)	11,331	829,593
SCOR SE	3,435	129,832
SEB SA	468	65,353
SES	7,015	163,180
SFR Group SA (c)	1,738	54,677
Societe BIC SA	562	70,026
Societe Generale	15,431	782,758
Sodexo	1,755	206,414
STMicroelectronics NV	12,500	191,091
Suez	6,960	109,926
Thales SA	2,229	215,580
Total SA	46,182	2,335,992
Unibail-Rodamco SE (Amsterdam)	1,971	460,693
Valeo SA	4,942	329,139
Veolia Environnement	9,524	178,413
Vinci SA	10,185	807,296
Vivendi	21,340	414,901
Wendel	630	79,844
Zodiac Aerospace	4,622	115,626

		26,885,330

Germany (8.79%)
adidas AG	3,784	719,756
Allianz SE Reg.	9,310	1,724,676
Axel Springer SE	977	53,958
BASF SE	18,735	1,857,145
Bayer AG Reg.	16,902	1,948,255
Bayerische Motoren Werke (BMW) AG	6,859	625,692
Beiersdorf AG	2,114	200,105
Brenntag AG	3,186	178,608
Commerzbank AG	21,919	198,243
Continental AG	2,201	482,519
Covestro AG (d)	1,418	109,158
Daimler AG Registered Shares	19,624	1,448,694

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Bank AG Reg. (c)	28,470	$490,504
Deutsche Bank AG Rights (c)	28,470	68,033
Deutsche Boerse AG Tendered Shares (c)	4,001	366,687
Deutsche Lufthansa AG Reg.	5,111	82,877
Deutsche Post AG	19,354	662,867
Deutsche Telekom AG	66,010	1,156,640
Deutsche Wohnen AG	7,088	233,385
E.ON SE	44,667	355,046
Evonik Industries AG	3,382	110,276
Fraport AG	842	59,581
Fresenius Medical Care AG & Co. KGaA	4,452	375,439
Fresenius SE & Co. KGaA	8,252	663,147
GEA Group AG	3,722	158,190
Hannover Rueck SE	1,190	137,296
HeidelbergCement AG	2,989	279,837
Henkel AG & Co. KGaA	2,124	235,992
Hochtief AG	417	68,930
Hugo Boss AG	1,323	96,552
Infineon Technologies AG	23,387	477,653
Innogy SE (c) (d)	2,906	109,698
K+S AG Reg.	4,041	93,935
Lanxess AG	2,039	136,799
Linde AG	3,709	617,650
MAN AG	807	83,189
Merck KGaA	2,625	299,077
Metro AG	3,642	116,481
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,238	633,518
Osram Licht AG	1,810	113,441
ProSiebenSat.1 Media SE	4,598	203,588
QIAGEN NV	4,321	125,428
RTL Group SA	894	72,006
RWE AG (c)	10,068	166,854
SAP SE	19,818	1,944,626
Siemens AG Reg.	15,458	2,117,392
Symrise AG	2,550	169,586
Telefonica Deutschland Holding AG	13,509	67,013
ThyssenKrupp AG	7,559	185,148
United Internet AG Reg.	2,618	115,849
Volkswagen AG	564	84,024
Vonovia SE	9,187	323,717
Zalando SE (c) (d)	1,700	68,779

		23,473,539

Hong Kong (3.47%)
AIA Group Ltd.	245,242	1,546,270
ASM Pacific Technology Ltd.	4,692	63,816
Bank of East Asia Ltd., The	25,198	104,242
BOC Hong Kong Holdings Ltd.	77,000	314,579
Cathay Pacific Airways Ltd.	16,494	23,940
Cheung Kong Infrastructure Holdings Ltd.	11,611	91,137
Cheung Kong Property Holdings Ltd.	55,581	374,402

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
CK Hutchison Holdings Ltd.	54,081	$665,270
CLP Holdings Ltd.	35,005	365,973
First Pacific Company Ltd.	44,353	32,188
Galaxy Entertainment Group Ltd.	47,880	262,149
Hang Lung Group Ltd.	18,000	76,781
Hang Lung Properties Ltd.	45,000	116,966
Hang Seng Bank Ltd.	15,643	317,228
Henderson Land Development Co. Ltd.	19,029	117,898
HK Electric Investments (d)	67,500	62,276
HKT Trust and HKT Ltd.	73,100	94,626
Hong Kong & China Gas Co. Ltd.	158,330	316,599
Hong Kong Exchanges & Clearing Ltd.	24,179	608,558
Hongkong Land Holdings Ltd.	24,200	186,098
Hysan Development Co. Ltd.	11,916	54,049
Jardine Matheson Holdings Ltd.	5,000	321,250
Jardine Strategic Holdings Ltd.	4,300	180,600
Kerry Properties Ltd.	12,328	42,751
Li & Fung Ltd.	115,240	49,972
Link REIT	43,262	303,110
Melco Crown Entertainment Ltd. ADR	3,909	72,473
MGM China Holdings Ltd.	17,454	36,384
MTR Corporation Ltd.	30,526	171,455
New World Development Company Ltd.	109,782	135,047
NWS Holdings Ltd.	32,764	59,782
PCCW Ltd.	83,704	49,330
Power Assets Holdings Ltd.	28,982	249,861
Sands China Ltd.	50,772	235,192
Shangri-La Asia Ltd.	26,974	39,290
Sino Land Co. Ltd.	64,316	112,717
SJM Holdings Ltd.	38,022	30,921
Sun Hung Kai Properties Ltd.	30,099	442,296
Swire Pacific Ltd. Class A	10,821	108,050
Swire Properties Ltd.	23,996	76,884
Techtronic Industries Company Ltd.	27,999	113,307
WH Group Ltd. (d)	167,000	143,975
Wharf Holdings Ltd., The	27,700	237,739
Wheelock and Co. Ltd.	18,104	143,150
Wynn Macau Ltd.	29,936	60,939
Yue Yuen Industrial Holdings Ltd.	14,000	55,034

		9,266,554

Ireland (0.46%)
Bank of Ireland (c)	600,703	150,595
CRH PLC (Dublin)	17,362	612,515
Kerry Group PLC Class A (Dublin)	3,381	265,825
Paddy Power Betfair PLC	1,739	186,444

		1,215,379

Israel (0.67%)
Azrieli Group Ltd.	804	42,725
Bank Hapoalim B.M.	21,941	133,712
Bank Leumi Le-Israel (c)	30,193	133,296
Bezeq The Israeli Telecommunication Corporation Ltd.	43,769	78,606

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Check Point Software Technologies Ltd. (c)	2,603	$267,224
Elbit Systems Ltd.	487	55,704
Frutarom Industries Ltd.	794	44,376
Israel Chemicals Ltd.	11,028	46,768
Mizrahi Tefahot Bank Ltd.	3,251	55,103
Mobileye NV (c)	3,663	224,908
NICE Ltd.	1,321	89,678
Taro Pharmaceutical Industries Ltd. (c)	319	37,202
Teva Pharmaceutical Industries Ltd. Sponsored ADR	18,144	582,241

		1,791,543

Italy (2.19%)
Assicurazioni Generali SpA	24,418	388,132
Atlantia SpA	8,677	224,010
CNH Industrial NV	21,734	209,600
Enel SpA	158,717	747,375
Eni SpA	51,821	848,588
EXOR NV	2,455	126,969
Ferrari NV (Italy)	2,613	194,431
Fiat Chrysler Automobiles NV (Italy) (c)	17,871	195,414
Intesa Sanpaolo	255,027	692,672
Intesa Sanpaolo RSP	19,708	50,122
Leonardo SpA (c)	8,213	116,442
Luxottica Group SpA	3,728	205,811
Mediobanca SpA	11,592	104,496
Poste Italiane SpA (d)	12,628	84,197
Prysmian SpA	4,044	106,904
Saipem SpA (c)	149,782	67,990
Snam SpA	50,286	217,477
Telecom Italia RNC SpA	140,935	102,839
Telecom Italia SpA (c)	229,590	206,473
Tenaris SA	9,773	167,543
Terna - Rete Elettrica Nationale SpA	31,255	155,044
UniCredit SpA	38,515	593,719
UnipolSai SpA	16,577	36,571

		5,842,819

Japan (23.16%)
ABC-Mart Inc.	700	40,939
ACOM Co. Ltd. (c)	9,100	36,366
Aeon Co. Ltd.	12,100	176,613
Aeon Credit Service Co. Ltd.	2,300	43,323
Aeon Mall Co. Ltd.	2,100	33,044
Air Water Inc.	2,769	51,039
Aisin Seiki Co. Ltd.	3,800	186,706
Ajinomoto Co. Inc.	11,300	222,945
Alfresa Holdings Corp.	3,600	62,377
All Nippon Airways Co. Ltd.	25,000	76,305
Alps Electric Co. Ltd.	4,200	119,025
Amada Holdings Co. Ltd.	7,000	79,916
Aozora Bank Ltd.	25,000	92,069
Asahi Glass Co. Ltd.	21,000	170,143
Asahi Group Holdings Ltd.	7,900	298,601
Asahi Kasei Corp.	26,000	252,223
ASICS Corp.	3,400	54,605

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Astellas Pharma Inc.	42,700	$562,276
Bandai Namco Holdings Inc.	4,200	125,627
Bank of Kyoto Ltd., The	7,000	50,993
Benesse Holdings Inc.	1,300	40,636
Bridgestone Corp.	13,000	525,815
Brother Industries Ltd.	5,100	106,508
CALBEE Inc.	1,600	54,541
Canon Inc.	21,200	660,965
Casio Computer Co. Ltd.	5,200	72,351
Central Japan Railway Co.	2,800	456,229
Chiba Bank Ltd., The	14,000	89,913
Chubu Electric Power Co. Inc.	13,500	180,797
Chugai Pharmaceutical Co. Ltd.	4,700	161,479
Chugoku Bank Ltd., The	3,900	56,750
Chugoku Electric Power Company Inc., The	6,100	67,504
Coca-Cola West Co. Ltd.	2,500	80,616
Concordia Financial Group Ltd.	23,000	106,478
Credit Saison Co. Ltd.	2,800	49,949
Cyberdyne Inc. (c)	2,000	28,707
Dai Nippon Printing Co. Ltd.	11,000	118,566
Daicel Chemical Industries Ltd.	5,700	68,658
Dai-ichi Life Holdings Inc.	21,200	380,183
Daiichi Sankyo Co. Ltd.	11,640	262,117
Daikin Industries Ltd.	4,800	482,242
Daito Trust Construction Co. Ltd.	1,400	192,338
Daiwa House Industry Co. Ltd.	11,000	315,782
Daiwa House REIT Investment Co.	29	75,385
Daiwa Securities Group Inc.	34,000	207,030
DeNA Co. Ltd.	2,200	44,640
Denso Corp.	9,900	435,465
Dentsu Inc.	4,416	239,582
Don Quijote Holdings Co. Ltd.	2,400	83,212
East Japan Railway Co.	6,813	593,238
Eisai Co. Ltd.	5,200	269,225
Electric Power Development Co. Ltd.	3,200	74,876
FamilyMart UNY Holdings Co. Ltd.	1,700	101,392
Fanuc Corp.	3,900	799,407
Fast Retailing Co. Ltd.	1,100	345,028
Fuji Electric Co. Ltd.	10,000	59,373
Fuji Heavy Industries Ltd.	12,100	443,764
FUJIFILM Holdings Corp.	8,500	331,968
Fujitsu Ltd.	38,000	232,410
Fukuoka Financial Group Inc.	15,000	64,942
Hachijuni Bank Ltd., The	7,549	42,651
Hakuhodo DY Holdings Inc.	3,000	35,570
Hamamatsu Photonics KK	2,600	74,850
Hankyu Hanshin Holdings Inc.	4,800	156,077
Hikari Tsushin Inc.	400	39,091
Hino Motors Ltd.	5,000	60,496
Hirose Electric Co. Ltd.	500	69,164
Hiroshima Bank Ltd., The	11,000	46,735
Hisamitsu Pharmaceutical Co. Inc.	1,100	62,840
Hitachi Chemical Co. Ltd.	2,500	69,164
Hitachi Construction Machinery Co. Ltd.	2,100	52,344
Hitachi High-Technologies Corp.	1,200	48,882

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Ltd.	99,000	$535,772
Hitachi Metals Ltd.	3,100	43,494
Hokuriku Electric Power Co.	4,100	39,774
Honda Motor Co. Ltd.	32,600	981,250
Hoshizaki Corp.	1,000	78,685
Hoya Corp.	7,600	365,630
Hulic Company Ltd.	6,500	61,129
Idemitsu Kosan Co. Ltd.	1,600	55,620
IHI Corp. (c)	28,000	88,278
Iida Group Holdings Co. Ltd.	3,300	50,628
INPEX Corp.	19,600	192,690
Isetan Mitsukoshi Holdings Ltd.	6,940	76,176
Isuzu Motors Ltd.	12,000	158,717
Itochu Corp.	31,000	439,953
J. Front Retailing Co. Ltd.	4,800	71,140
Japan Airlines Co. Ltd.	2,600	82,346
Japan Airport Terminal Co. Ltd.	800	27,773
Japan Exchange Group Inc.	10,500	149,488
Japan Post Bank Co. Ltd.	8,200	101,717
Japan Post Holdings Co. Ltd.	9,100	114,189
Japan Prime Realty Investment Corp.	19	73,556
Japan Real Estate Investment Corp.	26	137,789
Japan Retail Fund Investment Corp.	54	105,934
Japan Tobacco Inc.	22,200	721,455
JFE Holdings Inc.	11,100	190,284
JGC Corp.	4,000	69,523
JSR Corp.	3,700	62,381
JTEKT Corp.	4,900	76,099
JX Holdings Inc.	40,200	197,407
Kajima Corp.	18,000	117,381
Kakaku.com Inc.	2,900	39,464
Kamigumi Co. Ltd.	5,000	43,205
Kaneka Corp.	6,000	44,624
Kansai Electric Power Company Inc., The	13,200	162,080
Kansai Paint Co. Ltd.	4,300	91,268
Kao Corp.	10,400	570,211
Kawasaki Heavy Industries Ltd.	29,000	88,045
KDDI Corp.	36,900	968,488
Keihan Holdings Co. Ltd.	10,000	61,170
Keikyu Corp.	9,000	98,787
Keio Corp.	13,000	102,991
Keisei Electric Railway Co. Ltd.	3,000	69,604
Keyence Corp.	1,940	776,836
Kikkoman Corp.	3,000	89,598
Kintetsu Group Holdings Co. Ltd.	38,000	136,872
Kirin Holdings Co. Ltd.	15,900	299,991
Kobe Steel Ltd. (c)	6,100	55,669
Koito Manufacturing Company Ltd.	2,424	126,066
Komatsu Ltd.	18,700	487,362
Konami Holdings Corp.	2,000	84,883
Konica Minolta Holdings Inc.	9,000	80,517
KOSE Corp.	600	54,271
Kubota Corp.	21,600	324,204
Kuraray Co. Ltd.	7,500	113,716
Kurita Water Industries Ltd.	2,000	48,379
Kyocera Corp.	6,200	345,391

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kyowa Hakko Kirin Co. Ltd.	5,700	$90,213
Kyushu Electric Power Co. Inc.	9,500	101,204
Kyushu Financial Group Inc.	7,000	42,819
Lawson Inc.	900	61,035
LINE Corp. (c)	900	34,559
Lion Corp.	5,000	89,913
LIXIL Group Corp.	4,700	119,263
M3 Inc.	4,000	99,272
Mabuchi Motor Co. Ltd.	1,000	56,319
Makita Corp.	4,800	168,149
Marubeni Corp.	31,100	191,494
Marui Group Co. Ltd.	4,500	61,156
Maruichi Steel Tube Ltd.	1,000	28,429
Mazda Motor Corp.	11,800	169,904
McDonald’s Holdings Company (Japan) Ltd.	1,300	37,950
Mebuki Financial Group Inc.	19,540	78,104
Medipal Holdings Corp.	3,400	53,323
MEIJI Holdings Company Ltd.	2,400	199,838
Minebea Mitsumi Inc.	7,600	101,374
Miraca Holdings Inc.	1,090	50,128
MISUMI Group Inc.	5,700	103,013
Mitsubishi Chemical Holdings Corp.	25,700	198,850
Mitsubishi Corp.	30,400	656,851
Mitsubishi Electric Corp.	40,100	575,224
Mitsubishi Estate Company Ltd.	26,000	474,086
Mitsubishi Gas Chemical Co. Inc.	3,500	72,685
Mitsubishi Heavy Industries Ltd.	65,000	260,747
Mitsubishi Logistics Corp.	2,000	27,558
Mitsubishi Materials Corp.	2,400	72,649
Mitsubishi Motors Corp.	11,100	66,702
Mitsubishi Tanabe Pharma Corp.	5,000	104,105
Mitsubishi UFJ Financial Group Inc.	256,200	1,610,196
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	47,359
Mitsui & Co. Ltd.	33,500	485,213
Mitsui Chemicals Inc.	20,000	98,805
Mitsui Fudosan Co. Ltd.	18,000	383,832
Mitsui OSK Lines Ltd.	24,000	75,451
mixi Inc.	1,000	48,145
Mizuho Financial Group Inc.	481,229	881,799
MS&AD Insurance Group Holdings Inc.	9,900	314,794
Murata Manufacturing Co. Ltd.	3,900	554,716
Nabtesco Corp.	2,345	62,137
Nagoya Railroad Co. Ltd.	18,000	81,002
NEC Corp.	52,000	125,177
Nexon Co. Ltd.	3,700	58,792
NGK Insulators Ltd.	5,700	129,022
NGK Spark Plug Co. Ltd.	3,700	84,549
NH Foods Ltd.	3,000	80,544
Nidec Corp.	4,700	447,287
Nikon Corp.	7,000	101,482
Nintendo Co. Ltd.	2,300	533,733
Nippon Building Fund Inc.	28	153,166
Nippon Electric Glass Co. Ltd.	7,500	45,338
Nippon Express Co. Ltd.	18,000	92,482
Nippon Paint Co. Ltd.	3,400	118,342

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Prologis REIT Inc.	32	$69,358
Nippon Steel Corp.	16,800	387,065
Nippon Telegraph & Telephone Corp.	14,200	606,112
Nippon Yusen KK (c)	33,000	69,658
Nissan Chemical Industries Ltd.	2,600	75,667
Nissan Motor Co. Ltd.	46,900	452,233
Nisshin Seifun Group Inc.	4,100	61,170
Nissin Foods Holdings Co. Ltd.	1,100	60,963
Nitori Holdings Co. Ltd.	1,700	214,848
Nitto Denko Corp.	3,400	262,704
NOK Corp.	2,000	46,421
Nomura Holdings Inc.	75,300	467,979
Nomura Real Estate Holdings Inc.	2,300	36,650
Nomura Real Estate Master Fund Inc.	82	127,276
Nomura Research Institute Ltd.	2,860	105,327
NSK Ltd.	9,500	135,848
NTT Data Corp.	2,600	123,309
NTT DoCoMo Inc.	27,900	649,697
Obayashi Corp.	13,000	121,558
OBIC Co. Ltd.	1,300	61,888
Odakyu Electric Railway Co. Ltd.	6,500	126,462
Oji Paper Co. Ltd.	16,000	74,876
Olympus Corp.	6,100	234,510
OMRON Corp.	4,000	175,514
Ono Pharmaceutical Co. Ltd.	8,800	182,158
Oracle Corp. Japan	700	39,989
Oriental Land Co. Ltd.	4,600	263,737
Orix Corp.	27,400	405,475
Osaka Gas Co. Ltd.	38,000	144,382
OTSUKA Corp.	1,100	59,678
Otsuka Holdings Co. Ltd.	8,031	362,271
Panasonic Corp.	45,600	515,268
Park24 Co. Ltd.	2,400	62,819
Pola Orbis Holdings Inc.	2,000	48,271
Rakuten Inc.	20,000	200,305
Recruit Holdings Co Ltd.	7,600	387,748
Resona Holdings Inc.	42,595	228,757
Ricoh Co. Ltd.	14,300	117,657
RINNAI Corp.	700	55,708
Rohm Co. Ltd.	1,900	126,291
Ryohin Keikaku Co. Ltd.	500	109,539
Sankyo Co. Ltd.	1,000	33,414
Santen Pharmaceutical Co. Ltd.	7,800	112,940
SBI Holdings Inc.	4,000	55,762
Secom Co. Ltd.	4,300	307,794
Sega Sammy Holdings Inc.	4,226	56,635
Seibu Holdings Inc.	3,600	59,402
Seiko Epson Corp.	5,500	115,800
Sekisui Chemical Co. Ltd.	8,100	136,128
Sekisui House Ltd.	11,400	187,491
Seven & I Holdings Co. Ltd.	15,580	610,437
Seven Bank Ltd.	13,400	43,812
Sharp Corp. (c)	31,000	130,872
Shimadzu Corp.	5,000	79,448
Shimamura Co. Ltd.	500	66,065
Shimano Inc.	1,500	218,944
Shimizu Corp.	12,000	107,572

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shin-Etsu Chemical Co. Ltd.	7,700	$667,015
Shinsei Bank Ltd.	35,000	64,448
Shionogi & Co. Ltd.	6,200	320,108
Shiseido Co. Ltd.	7,900	207,913
Shizuoka Bank Ltd., The	11,000	89,518
Showa Shell Sekiyu KK	4,600	46,566
SMC Corp.	1,100	325,267
Softbank Corp.	16,800	1,186,397
Sohgo Security Services Co. Ltd.	1,500	55,982
Sompo Holdings Inc.	7,200	263,800
Sony Corp.	25,500	862,598
Sony Financial Holdings Inc.	3,800	61,064
Stanley Electric Co. Ltd.	2,900	82,705
START TODAY Co. Ltd.	3,600	79,644
Sumitomo Chemical Co. Ltd.	33,000	184,371
Sumitomo Corp.	24,000	322,824
Sumitomo Dainippon Pharma Co. Ltd.	3,000	49,528
Sumitomo Electric Industries Ltd.	15,400	255,353
Sumitomo Heavy Industries Ltd.	11,000	76,673
Sumitomo Metal Mining Co. Ltd.	10,000	142,235
Sumitomo Mitsui Financial Group Inc.	27,089	984,236
Sumitomo Mitsui Trust Holdings Inc.	6,900	239,235
Sumitomo Realty & Development Co. Ltd.	7,000	181,461
Sumitomo Rubber Industries Ltd.	3,800	64,750
Sundrug Co. Ltd.	1,600	53,678
Suntory Beverage & Food Ltd.	2,800	117,956
Suruga Bank Ltd.	3,500	73,691
Suzuken Co. Ltd.	1,700	55,735
Suzuki Motor Corp.	6,998	290,530
Sysmex Corp.	3,300	200,081
T&D Holdings Inc.	11,800	171,282
Taiheiyo Cement Corp.	26,000	86,877
Taisei Corp.	22,000	160,262
Taisho Pharmaceutical Holdings Co. Ltd.	800	64,960
Taiyo Nippon Sanso Corp.	3,000	35,085
Takashimaya Co. Ltd.	6,000	52,493
Takeda Pharmaceutical Company Ltd.	14,500	681,043
TDK Corp.	2,600	164,646
Teijin Ltd.	3,600	67,874
Terumo Corp.	7,100	246,488
THK Co. Ltd.	2,700	67,979
Tobu Railway Co. Ltd.	17,000	86,122
Toho Co. Ltd.	2,200	58,315
Toho Gas Co. Ltd.	8,000	56,553
Tohoku Electric Power Co. Inc.	8,000	108,363
Tokio Marine Holdings Inc.	13,900	586,315
Tokyo Electric Power Company Holdings Inc. (c)	31,600	123,755
Tokyo Electron Ltd.	3,300	360,294
Tokyo Gas Co. Ltd.	37,000	168,366
Tokyo Tatemono Co. Ltd.	4,000	52,744
Tokyu Corp.	22,000	155,717
Tokyu Fudosan Holdings Corp.	11,100	60,221
TonenGeneral Sekiyu KK (b)	6,000	75,133
Toppan Printing Co. Ltd.	11,000	112,144

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toray Industries Inc.	30,000	$265,966
Toshiba Corp. (c)	84,000	182,140
Toto Ltd.	3,000	113,312
Toyo Seikan Kaisha Ltd.	3,800	61,712
Toyo Suisan Kaisha Ltd.	1,600	59,571
Toyoda Gosei Co. Ltd.	1,200	30,515
Toyota Industries Corp.	3,400	168,885
Toyota Motor Corp.	53,100	2,881,795
Toyota Tsusho Corp.	4,400	133,190
Trend Micro Inc.	2,400	106,710
Tsuruha Holdings Inc.	800	74,014
Unicharm Corp.	8,500	203,663
United Urban Investment Corp.	58	89,086
USS Co. Ltd.	5,000	83,356
West Japan Railway Co.	3,300	214,635
Yahoo Japan Corp.	30,000	138,507
Yakult Honsha Co. Ltd.	1,700	94,368
Yamada Denki Co. Ltd.	13,600	67,798
Yamaguchi Financial Group Inc.	4,000	43,367
Yamaha Corp.	3,600	99,111
Yamaha Motor Co. Ltd.	5,900	142,081
Yamato Holdings Co. Ltd.	7,500	157,134
Yamazaki Baking Co. Ltd.	2,300	47,310
Yaskawa Electric Corp.	4,900	98,326
Yokogawa Electric Corp.	5,100	80,259
Yokohama Rubber Company Ltd., The	2,000	39,145

		61,807,300

Netherlands (3.42%)
ABN AMRO Group NV CVA(d)	5,857	142,148
Aegon NV	35,809	182,257
AerCap Holdings NV (c)	3,272	150,414
Akzo Nobel NV	5,190	430,367
Altice NV Class A (c)	7,101	160,635
Altice NV Class B (c)	1,799	40,686
ASML Holding NV	7,451	988,821
Coca-Cola European Partners PLC	4,563	170,617
Gemalto NV	1,691	94,491
Heineken Holding NV	2,062	164,035
Heineken NV	4,544	386,834
ING Groep NV	78,608	1,188,282
Koninklijke Ahold Delhaize NV	26,844	574,462
Koninklijke DSM NV	3,766	254,754
Koninklijke KPN NV	71,506	215,346
Koninklijke Philips NV	19,554	628,518
Koninklijke Vopak NV	1,545	67,370
NN Group NV	6,535	212,527
NXP Semiconductors NV (c)	5,899	610,546
Randstad Holding NV	2,401	138,571
Reed Elsevier NV	20,154	373,245
Royal Boskalis Westminster NV	1,922	66,279
Unilever NV CVA	32,972	1,638,078
Wolters Kluwer CVA	5,848	243,089

		9,122,372

New Zealand (0.16%)
Auckland International Airport Ltd.	21,357	101,205

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Contact Energy Ltd.	14,983	$53,146
Fletcher Building Ltd.	13,758	80,241
Mercury NZ Ltd.	16,801	37,099
Meridian Energy Ltd.	18,393	36,102
Ryman Healthcare Ltd.	7,066	41,657
Spark New Zealand Ltd.	36,499	89,550

		439,000

Norway (0.63%)
DnB NOR ASA	20,204	320,255
Gjensidige Forsikring ASA	4,030	61,392
Marine Harvest ASA	7,804	118,975
Norsk Hydro ASA	26,894	156,173
Orkla ASA	16,244	145,485
Schibsted ASA Class A	2,095	53,923
Schibsted ASA Class B	2,384	54,559
Statoil ASA	23,498	401,476
Telenor ASA	14,289	237,812
Yara International ASA	3,632	139,845

		1,689,895

Portugal (0.15%)
Banco Espirito Santo SA Reg. (b) (c)	47,542	0
Energias de Portugal SA	48,947	165,788
Galp Energia SGPS SA	8,842	134,179
Jeronimo Martins SGPS SA	5,271	94,299

		394,266

Singapore (1.31%)
Ascendas Real Estate
Investment Trust	56,000	100,883
CapitaLand Commercial Trust Ltd.	43,500	48,045
Capitaland Ltd.	57,300	148,693
CapitaLand Mall Trust	52,300	73,654
City Developments Ltd.	10,100	73,646
Comfortdelgro Corp. Ltd.	48,500	88,759
DBS Group Holdings Ltd.	36,907	511,846
Genting Singapore PLC	103,600	75,542
Global Logistic Properties Ltd.	58,126	115,517
Golden Agri-Resources Ltd.	141,330	38,898
Hutchison Port Holdings Trust	114,000	47,310
Jardine Cycle & Carriage Ltd.	2,014	63,148
Keppel Corp. Ltd.	29,400	145,860
Oversea-Chinese Banking Corporation Ltd.	64,225	446,272
SATS Ltd.	14,000	48,840
Sembcorp Industries Ltd.	22,120	50,285
Singapore Airlines Ltd.	12,167	87,587
Singapore Exchange Ltd.	16,000	88,072
Singapore Press Holdings Ltd.	10,600	26,901
Singapore Technologies Engineering Ltd.	33,500	89,327
Singapore Telecommunications Ltd.	165,250	463,080
StarHub Ltd.	12,000	24,706
Suntec Real Estate Investment Trust	49,900	63,853
United Overseas Bank Ltd.	25,530	403,523
UOL Group Ltd.	12,194	60,759

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Wilmar International Ltd.	40,900	$103,211
Yangzijiang Shipbuilding Holdings Ltd.	14,348	11,590

		3,499,807

Spain (3.31%)
Abertis Infraestructuras SA	13,419	216,167
ACS Actividades de Construccion y Servicios SA	3,846	130,862
Aena SA (d)	1,354	214,211
Amadeus IT Group SA	9,005	456,887
Banco Bilbao Vizcaya Argentaria SA	133,970	1,039,022
Banco de Sabadell SA	117,650	215,624
Banco Popular Espanol SA (c)	80,580	78,226
Banco Santander SA	296,135	1,814,942
Bankia SA	106,564	121,185
Bankinter SA	13,977	117,362
CaixaBank SA	74,508	320,246
Distribuidora Internacional de Alimentacion SA	14,845	85,850
Enagas SA	1,107	28,756
Endesa SA	6,586	154,782
Ferrovial SA	10,278	205,695
Gas Natural SDG SA	7,278	159,476
Grifols SA	6,805	166,898
Iberdrola SA	114,611	819,800
Industria de Diseno Textil SA	22,076	778,114
International Consolidated Airlines Group SA	18,622	123,169
Mapfre SA	22,347	76,645
Red Electrica Corporacion SA	3,913	75,139
Repsol SA	23,389	361,171
Telefonica SA	92,016	1,029,235
Zardoya Otis SA	5,009	46,276

		8,835,740

Sweden (2.84%)
Alfa Laval AB	5,972	112,703
Assa Abloy AB Class B	20,559	422,851
Atlas Copco AB Class A	13,294	469,262
Atlas Copco AB Class B	7,737	245,908
Boliden AB	5,671	168,978
Electrolux AB Series B	5,216	145,001
Getinge AB B Shares	3,999	70,156
Hennes & Mauritz AB (H&M) B Shares	18,720	478,412
Hexagon AB B Shares	5,149	206,864
Husqvarna AB B Shares	8,516	74,747
ICA Gruppen AB	1,632	55,695
Industrivarden AB C Shares	3,318	71,872
Investor AB B Shares	9,345	393,379
Kinnevik AB Class B	4,083	108,902
L E Lundbergforetagen AB B Shares	788	53,424
Lundin Petroleum AB (c)	4,164	84,482
Millicom International Cellular SA SDR	1,326	73,946
Nordea Bank AB	61,444	701,480
Sandvik AB	21,923	327,598
Securitas AB Class B	6,793	106,133

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Skandinaviska Enskilda Banken AB Class A	31,248	$347,679
Skanska AB Class B	6,871	161,794
SKF AB B Shares	8,309	164,406
Svenska Cellulosa AB Class B	11,885	383,316
Svenska Handelsbanken AB A Shares	29,901	410,108
Swedbank AB - A Shares	18,641	431,874
Swedish Match AB	4,057	131,979
Tele2 AB B Shares	6,813	65,046
Telefonaktiebolaget LM Ericsson B Shares	64,591	431,056
Telia Company AB	49,034	205,698
Volvo AB B Shares	32,532	480,320

		7,585,069

Switzerland (8.63%)
ABB Ltd. Reg.	37,893	886,369
Actelion Ltd. (c)	2,011	566,569
Adecco Group AG Reg.	3,416	242,648
Aryzta AG	1,832	58,802
Baloise Holding AG Reg.	1,048	144,072
Barry Callebaut AG Reg.	42	54,887
Chocoladefabriken Lindt & Sprungli AG Reg.	2	132,831
Chocoladefabriken Lindt &
Sprungli AG	21	119,084
Compagnie Financiere Richemont SA Reg.	10,487	829,202
Credit Suisse Group AG Reg.	39,449	586,822
Dufry AG Reg. (c)	910	138,637
Ems-Chemie Holding AG Reg	183	106,605
Galenica AG	79	83,287
Geberit AG Reg.	755	325,472
Givaudan SA Reg.	189	340,394
Julius Baer Group Ltd.	4,251	212,200
Kuehne & Nagel International AG Reg.	1,118	157,936
LafargeHolcim Ltd. Reg.	9,396	555,327
Lonza Group AG Reg.	1,132	214,048
Nestle SA Reg.	63,378	4,862,576
Novartis AG Reg.	45,233	3,357,534
Pargesa Holding SA	544	38,452
Partners Group Holding AG	359	193,003
Roche Holding AG	14,243	3,637,358
Schindler Holding AG	829	160,396
Schindler Holding AG Reg.	417	79,058
SGS SA Reg	114	243,217
Sika AG	43	258,004
Sonova Holding AG Reg.	1,083	150,181
Swatch Group AG Reg., The	1,012	70,521
Swatch Group AG, The	623	223,102
Swiss Life Holding AG Reg.	611	197,150
Swiss Prime Site AG Reg.	1,425	125,407
Swiss Re AG	6,719	603,378
Swisscom AG	525	242,203
Syngenta AG Reg.	1,860	820,951
UBS Group AG	74,318	1,189,355

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Insurance Group AG	3,075	$820,901

		23,027,939

United Kingdom (17.72%)
3i Group PLC	20,549	192,970
Aberdeen Asset Management PLC	19,006	63,032
Admiral Group PLC	4,505	112,265
Anglo American PLC (c)	29,073	444,210
Antofagasta PLC	8,074	84,417
Ashtead Group PLC	10,286	213,028
Associated British Foods PLC	7,526	245,728
AstraZeneca PLC	25,674	1,580,202
Auto Trader Group PLC (d)	20,690	101,694
Aviva PLC	80,308	535,287
Babcock International Group PLC	4,930	54,479
BAE Systems PLC	65,809	529,755
Barclays PLC	341,639	963,517
Barratt Developments PLC	20,324	139,160
Berkeley Group Holdings PLC, The	2,635	105,876
BHP Billiton PLC	42,232	652,940
BP PLC	382,012	2,189,940
British American Tobacco PLC	37,788	2,509,264
British Land Company PLC	20,637	157,722
BT Group PLC	173,302	690,908
Bunzl PLC	6,914	200,971
Burberry Group PLC	9,048	195,437
Capita PLC	13,583	96,067
Carnival PLC	3,577	205,169
Centrica PLC	114,011	309,972
Cobham PLC	28,456	47,418
Coca-Cola HBC AG CDI	3,987	102,953
Compass Group PLC	32,650	616,062
Croda International PLC	2,709	120,966
DCC PLC	1,856	163,358
Diageo PLC	51,227	1,465,604
Direct Line Insurance Group PLC	28,016	121,942
Dixons Carphone PLC	19,951	79,389
easyJet PLC	3,368	43,295
Experian PLC	19,863	405,150
Fresnillo PLC	4,481	87,358
G4S PLC	31,670	120,744
GKN PLC	35,541	161,775
GlaxoSmithKline PLC	98,491	2,047,813
Glencore PLC (c)	245,025	961,345
Hammerson PLC	16,556	118,443
Hargreaves Lansdown PLC	5,824	94,933
Hikma Pharmaceuticals PLC	2,879	71,457
HSBC Holdings PLC	400,001	3,262,060
IMI PLC	5,889	88,023
Imperial Brands PLC	19,662	952,617
Inmarsat PLC	9,145	97,448
InterContinental Hotels Group PLC	3,890	190,467
Intertek Group PLC	3,274	161,373
Intu Properties PLC	19,866	69,493
Investec PLC	13,610	92,763
ITV PLC	76,253	209,131

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
J Sainsbury PLC	34,003	$112,598
Johnson Matthey PLC	3,977	153,470
Kingfisher PLC	47,900	195,705
Land Securities Group PLC	16,093	213,525
Legal & General Group PLC	115,778	358,729
Lloyds Banking Group PLC	1,286,503	1,068,986
London Stock Exchange Group PLC	5,997	238,258
Marks & Spencer Group PLC	33,925	143,241
Mediclinic International PLC	8,128	72,507
Meggitt PLC	16,406	91,532
Merlin Entertainments PLC (d)	14,392	86,480
Mondi PLC	7,522	181,607
National Grid PLC	76,555	972,107
Next PLC	2,901	157,018
Old Mutual PLC	101,521	255,155
Pearson PLC	17,681	151,191
Persimmon PLC	6,286	164,918
Petrofac Ltd.	5,199	59,862
Provident Financial PLC	2,987	112,160
Prudential PLC	52,157	1,101,759
Randgold Resources Ltd.	1,954	170,515
Reckitt Benckiser Group PLC	12,812	1,169,560
Reed Elsevier PLC (London)	21,318	417,734
Rio Tinto PLC	24,982	1,004,572
Rolls-Royce Holdings PLC	36,059	340,645
Royal Bank of Scotland Group PLC (c)	70,137	212,745
Royal Dutch Shell PLC Class A	88,482	2,323,608
Royal Dutch Shell PLC Class B	75,878	2,076,751
Royal Mail PLC	18,265	97,258
RSA Insurance Group PLC	21,898	160,912
Sage Group PLC, The	19,928	157,422
Schroders PLC	2,565	97,375
SEGRO PLC	18,855	107,770
Severn Trent PLC	4,943	147,519
Shire PLC	18,223	1,064,181
Sky PLC	21,791	266,467
Smith & Nephew PLC	17,100	260,523
Smiths Group PLC	8,198	166,292
SSE PLC	21,270	393,342
St. James’s Place PLC	10,691	142,252
Standard Chartered PLC (c)	67,570	645,944
Standard Life PLC	39,819	176,957
Tate & Lyle PLC	10,057	96,330
Taylor Wimpey PLC	66,722	161,424
Tesco PLC (c)	162,170	377,107
Travis Perkins PLC	5,186	98,373
TUI AG (United Kingdom)	10,021	138,862
Unilever PLC	26,223	1,294,315
United Utilities Group PLC	13,952	173,668
Vodafone Group PLC	541,614	1,412,143
Weir Group PLC, The	4,278	102,749
Whitbread PLC	3,936	195,185
William Hill PLC	17,577	64,041
William Morrison Supermarkets PLC	45,044	135,446
Wolseley PLC	5,264	331,082
Worldpay Group PLC (d)	37,319	138,120

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	25,388	$557,287

		47,294,674

Total Common Stocks
(cost $210,914,154)		262,774,750

Preferred Stocks (0.53%)
Germany (0.53%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,162	91,509
Fuchs Petrolub SE, 0.00%	1,115	54,395
Henkel AG & Co. KGaA, 0.00%	3,677	471,107
Porsche Automobil Holding SE, 0.00%	3,177	173,325
Schaeffler AG, 0.00%	3,322	58,404
Volkswagen AG, 0.00%	3,848	560,749

		1,409,489

Total Preferred Stocks
(cost $890,054)		1,409,489

	Shares	Value
Short-term Investments (0.08%)
State Street Institutional U.S. Government Money Market Fund Premier Class	218,649	$218,649

Total Short-term Investments
(cost $218,649)		218,649

TOTAL INVESTMENTS (99.07%)
(cost $212,022,857)		264,402,888
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.93%)		2,489,497

NET ASSETS (100.00%)		$266,892,385

(a)	The Fund used data provided by an independent statistical fair value service to fair value its holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(c)	Non-income producing security.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $1,376,338 or 0.52% of net assets.

(e)	At March 31, 2017, cash in the amount of $125,844 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$82,554,404	31.22
Japanese Yen	61,807,300	23.38
British Pound	47,294,674	17.89
Swiss Franc	23,027,939	8.71
Australian Dollar	20,149,450	7.62
Hong Kong Dollar	8,506,133	3.22
Swedish Krona	7,585,069	2.87
Danish Krone	4,317,644	1.63
Singapore Dollar	3,452,497	1.30
United States Dollar	2,898,915	1.10
Norwegian Krone	1,689,895	0.64
Israeli Shekel	679,968	0.26
New Zealand Dollar	439,000	0.16

Total Investments	$264,402,888	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$56,107,461	21.02
Industrials	37,915,798	14.21
Consumer Discretionary	32,401,972	12.14
Consumer Staples	30,152,374	11.30
Health Care	28,268,593	10.59
Materials	20,917,981	7.84
Information Technology	15,053,727	5.64
Energy	13,087,793	4.90
Telecommunication Services	11,467,966	4.30
Real Estate	9,855,490	3.69
Utilities	8,955,084	3.36

Total Stocks	264,184,239	98.99
Short-term Investments	218,649	0.08
Cash and Other Assets, Net of Liabilities	2,489,497	0.93

Net Assets	$266,892,385	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	June 2017	$332,512	$335,090	$2,578
Euro Stoxx 50	22	June 2017	788,446	804,068	15,622
FTSE 100 Index	6	June 2017	546,935	546,929	(6)
Nikkei 225 Index	7	June 2017	606,499	594,179	(12,320)

Total					$5,874

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Registered Investment Companies (99.67%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	13,200,046	$147,840,520
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	23,378,842	230,047,810

Total Registered Investment Companies
(cost $324,358,683)		377,888,330

TOTAL INVESTMENTS (99.67%)
(cost $324,358,683)		377,888,330
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.33%)		1,247,027

NET ASSETS (100.00%)		$379,135,357

(a)	As of March 31, 2017, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017
State Farm Mutual Fund Trust Bond Fund Institutional Shares	13,200,046	—	—	13,200,046	$147,840,520
State Farm Mutual Fund Trust Equity Fund Institutional Shares	23,800,137	—	421,295	23,378,842	230,047,810

Total					$377,888,330

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (69.01%)
Aerospace/Defense (2.86%)
Northrop Grumman Corp. 5.050%, 08/01/2019	$500,000	$534,436
Precision Castparts Corp. 2.250%, 06/15/2020	1,000,000	1,007,468
Raytheon Co. 3.125%, 10/15/2020	1,500,000	1,550,097
Northrop Grumman Corp. 3.500%, 03/15/2021	500,000	521,134
Lockheed Martin Corp. 3.350%, 09/15/2021	2,000,000	2,071,938
United Technologies Corp. 3.100%, 06/01/2022	2,000,000	2,058,398
General Dynamics Corp. 2.250%, 11/15/2022	2,000,000	1,968,828
Raytheon Co. 2.500%, 12/15/2022	2,000,000	1,991,952
Northrop Grumman Corp. 3.250%, 08/01/2023	3,000,000	3,067,803
Rockwell Collins Inc. 3.700%, 12/15/2023	500,000	515,704
Raytheon Co. 3.150%, 12/15/2024	2,000,000	2,040,438
Lockheed Martin Corp. 2.900%, 03/01/2025	3,000,000	2,928,093
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	1,009,890
General Dynamics Corp. 2.125%, 08/15/2026	1,000,000	925,068
United Technologies Corp. 2.650%, 11/01/2026	500,000	481,977
Northrop Grumman Corp. 3.200%, 02/01/2027	1,000,000	990,553
Rockwell Collins Inc. 3.500%, 03/15/2027	500,000	500,144

		24,163,921

Agriculture, Foods, & Beverage (4.23%)
PepsiAmericas Inc. 5.000%, 05/15/2017	500,000	501,798
Kraft Foods Group Inc. 6.125%, 08/23/2018	369,000	390,175
PepsiCo Inc. 2.250%, 01/07/2019	2,000,000	2,023,288
Coca-Cola Co., The 3.150%, 11/15/2020	1,000,000	1,044,702
Kellogg Co. 4.000%, 12/15/2020	632,000	667,480
Campbell Soup Co. 4.250%, 04/15/2021	2,000,000	2,129,848
Hormel Foods Corp. 4.125%, 04/15/2021	1,000,000	1,067,284
General Mills Inc. 3.150%, 12/15/2021	2,000,000	2,047,436
JM Smucker Co. 3.000%, 03/15/2022	1,000,000	1,013,827

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Group Inc. 3.500%, 06/06/2022	$1,500,000	$1,534,395
Sysco Corp. 2.600%, 06/12/2022	2,000,000	1,967,378
Campbell Soup Co. 2.500%, 08/02/2022	1,000,000	984,551
PepsiCo Inc. 2.750%, 03/01/2023	1,000,000	1,003,182
Coca-Cola Co., The 2.500%, 04/01/2023	2,000,000	1,993,620
Hershey Co. 2.625%, 05/01/2023	1,100,000	1,089,493
Mondelez International Inc. 4.000%, 02/01/2024	1,000,000	1,048,690
JM Smucker Co. 3.500%, 03/15/2025	1,000,000	1,013,483
Campbell Soup Co. 3.300%, 03/19/2025	1,000,000	1,007,321
PepsiCo Inc. 2.750%, 04/30/2025	1,000,000	981,981
Kraft Heinz Foods Co. 3.950%, 07/15/2025	2,000,000	2,030,368
PepsiCo Inc. 3.500%, 07/17/2025	1,000,000	1,040,757
2.850%, 02/24/2026	1,000,000	984,241
Kellogg Co. 3.250%, 04/01/2026	2,000,000	1,955,000
Coca-Cola Co., The 2.550%, 06/01/2026	1,500,000	1,444,812
Sysco Corp. 3.300%, 07/15/2026	1,000,000	979,221
Hershey Co. 2.300%, 08/15/2026	1,000,000	939,610
Coca-Cola Co., The 2.250%, 09/01/2026	1,000,000	938,139
Danone SA (a) 2.947%, 11/02/2026	2,000,000	1,911,916

		35,733,996

Automotive (1.34%)
American Honda Finance Corp. 2.125%, 10/10/2018	1,000,000	1,007,661
Daimler Finance NA LLC (a) 2.250%, 03/02/2020	500,000	499,694
Toyota Motor Credit Corp. 2.750%, 05/17/2021	2,000,000	2,033,100
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	1,000,000	972,607
American Honda Finance Corp. 1.650%, 07/12/2021	500,000	484,537
Toyota Motor Credit Corp. 2.625%, 01/10/2023	2,000,000	1,998,070
Daimler Finance NA LLC (a) 3.300%, 05/19/2025	1,000,000	998,857

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
BMW US Capital LLC (a) 2.800%, 04/11/2026	$500,000	$480,031
American Honda Finance Corp. 2.300%, 09/09/2026	2,000,000	1,859,496
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	995,469

		11,329,522

Banks (3.97%)
Wachovia Corp. 5.750%, 06/15/2017	500,000	504,368
Bank of New York Mellon Corp. 2.100%, 08/01/2018	1,000,000	1,006,555
Wells Fargo & Co. 2.150%, 01/15/2019	1,000,000	1,005,211
Bank of New York Mellon Corp. 2.200%, 05/15/2019	1,000,000	1,007,569
KFW 4.875%, 06/17/2019	1,000,000	1,070,525
Bank of New York Mellon Corp. 2.300%, 09/11/2019	1,000,000	1,009,479
Wells Fargo & Co. 2.150%, 01/30/2020	1,000,000	1,002,114
State Street Corp. 2.550%, 08/18/2020	1,000,000	1,013,427
Wells Fargo & Co. 3.000%, 01/22/2021	1,000,000	1,018,020
PNC Bank NA 2.150%, 04/29/2021	1,000,000	990,176
Toronto-Dominion Bank, The 1.800%, 07/13/2021	1,000,000	974,400
Bank of New York Mellon Corp. 3.550%, 09/23/2021	2,000,000	2,083,246
Wells Fargo & Co. 3.500%, 03/08/2022	2,000,000	2,071,770
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,037,526
3.700%, 01/30/2024	500,000	524,778
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	509,849
Wells Fargo & Co. 3.300%, 09/09/2024	2,000,000	2,003,070
Bank of New York Mellon Corp. 3.250%, 09/11/2024	1,000,000	1,009,906
State Street Corp. 3.300%, 12/16/2024	2,000,000	2,029,304
US Bank NA 2.800%, 01/27/2025	3,000,000	2,943,846
Wells Fargo & Co. 3.000%, 02/19/2025	1,000,000	975,036
PNC Bank NA 2.950%, 02/23/2025	1,500,000	1,480,454
Bank of New York Mellon Corp. 3.000%, 02/24/2025	500,000	494,590
PNC Bank NA 3.250%, 06/01/2025	500,000	502,636

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
State Street Corp. 3.550%, 08/18/2025	$500,000	$513,836
Bank of New York Mellon Corp. 2.800%, 05/04/2026	500,000	484,340
State Street Corp. 2.650%, 05/19/2026	1,000,000	958,010
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	934,370
Bank of New York Mellon Corp. 2.450%, 08/17/2026	1,000,000	936,557
Wells Fargo & Co. 3.000%, 10/23/2026	500,000	478,726

		33,573,694

Building Materials & Construction (0.92%)
CRH America Inc. 5.750%, 01/15/2021	1,000,000	1,107,688
Fluor Corp. 3.375%, 09/15/2021	2,000,000	2,063,302
Sonoco Products Co. 4.375%, 11/01/2021	1,000,000	1,057,236
Stanley Black & Decker Inc. 2.900%, 11/01/2022	1,500,000	1,515,333
Fluor Corp. 3.500%, 12/15/2024	1,000,000	1,024,864
CRH America Inc. (a) 3.875%, 05/18/2025	1,000,000	1,026,114

		7,794,537

Chemicals (3.85%)
Rohm & Haas Co. 6.000%, 09/15/2017	144,000	146,835
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	528,910
Ecolab Inc. 2.250%, 01/12/2020	1,000,000	1,004,915
PPG Industries Inc. 3.600%, 11/15/2020	1,000,000	1,046,852
E.I. du Pont de Nemours and Co. 3.625%, 01/15/2021	1,000,000	1,037,689
Praxair Inc. 4.050%, 03/15/2021	1,000,000	1,061,122
Monsanto Co. 2.750%, 07/15/2021	500,000	500,654
Praxair Inc. 3.000%, 09/01/2021	1,000,000	1,026,702
Dow Chemical Co., The 4.125%, 11/15/2021	1,500,000	1,591,546
Valspar Corp. 4.200%, 01/15/2022	2,000,000	2,094,768
Syngenta Finance NV 3.125%, 03/28/2022	2,000,000	2,007,726
Monsanto Co. 2.200%, 07/15/2022	1,300,000	1,244,496

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	$2,000,000	$1,979,790
Praxair Inc. 2.700%, 02/21/2023	2,000,000	1,989,094
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	2,000,000	2,001,592
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,500,000	1,507,444
Monsanto Co. 3.375%, 07/15/2024	1,000,000	1,003,209
Dow Chemical Co., The 3.500%, 10/01/2024	3,000,000	3,049,245
Valspar Corp., The 3.300%, 02/01/2025	1,000,000	963,421
Praxair Inc. 2.650%, 02/05/2025	1,300,000	1,278,676
Potash Corporation of Saskatchewan Inc. 3.000%, 04/01/2025	1,000,000	951,708
Monsanto Co. 2.850%, 04/15/2025	1,000,000	957,211
Valspar Corp., The 3.950%, 01/15/2026	500,000	506,591
Air Liquide Finance (a) 2.500%, 09/27/2026	1,000,000	937,302
Ecolab Inc. 2.700%, 11/01/2026	1,000,000	950,516
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	511,882
Dow Chemical Co., The 7.375%, 11/01/2029	500,000	677,592

		32,557,488

Colleges (0.08%)
Dartmouth College 4.750%, 06/01/2019	598,000	635,981

Commercial Service/Supply (0.49%)
Pitney Bowes Inc. 5.750%, 09/15/2017	500,000	509,362
Cintas Corp. No. 2 6.125%, 12/01/2017	500,000	515,015
4.300%, 06/01/2021	1,000,000	1,064,895
3.250%, 06/01/2022	2,000,000	2,054,874

		4,144,146

Computer Software & Services (2.72%)
Oracle Corp. 2.375%, 01/15/2019	1,000,000	1,013,757

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Texas Instruments Inc. 1.650%, 08/03/2019	$1,000,000	$998,203
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	505,742
Microsoft Corp. 3.000%, 10/01/2020	2,000,000	2,073,746
Oracle Corp. 2.800%, 07/08/2021	1,000,000	1,020,485
Intel Corp. 3.300%, 10/01/2021	2,000,000	2,079,252
QUALCOMM Inc. 3.000%, 05/20/2022	1,000,000	1,011,983
Microsoft Corp. 2.375%, 05/01/2023	2,000,000	1,970,334
Texas Instruments Inc. 2.250%, 05/01/2023	2,000,000	1,941,754
Oracle Corp. 3.400%, 07/08/2024	1,000,000	1,026,619
Microsoft Corp. 2.700%, 02/12/2025	2,000,000	1,965,354
Oracle Corp. 2.950%, 05/15/2025	1,000,000	987,067
QUALCOMM Inc. 3.450%, 05/20/2025	1,000,000	1,014,531
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,045,480
Automatic Data Processing Inc. 3.375%, 09/15/2025	1,000,000	1,031,914
Oracle Corp. 2.650%, 07/15/2026	500,000	476,104
Microsoft Corp. 2.400%, 08/08/2026	1,500,000	1,419,255
Alphabet Inc. 1.998%, 08/15/2026	1,000,000	923,098
Analog Devices Inc. 3.500%, 12/05/2026	500,000	495,188

		22,999,866

Computers (1.18%)
International Business Machines Corp. 5.700%, 09/14/2017	500,000	510,046
1.875%, 05/15/2019	2,000,000	2,010,740
1.625%, 05/15/2020	1,000,000	992,329
Hewlett-Packard Co. 3.750%, 12/01/2020	161,000	167,524
4.300%, 06/01/2021	2,000,000	2,105,436
4.050%, 09/15/2022	1,000,000	1,044,340
International Business Machines Corp. 3.375%, 08/01/2023	1,000,000	1,037,414

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
3.625%, 02/12/2024	$1,000,000	$1,047,030
3.450%, 02/19/2026	1,000,000	1,023,979

		9,938,838

Consumer & Marketing (3.05%)
Estee Lauder Companies Inc., The 5.550%, 05/15/2017	1,000,000	1,004,964
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	507,462
6.250%, 07/15/2018	1,000,000	1,059,674
Unilever Capital Corp. 2.200%, 03/06/2019	1,000,000	1,009,018
Colgate-Palmolive Co. 2.950%, 11/01/2020	1,000,000	1,036,305
Unilever Capital Corp. 4.250%, 02/10/2021	3,000,000	3,217,539
Estee Lauder Companies Inc., The 1.700%, 05/10/2021	500,000	489,318
Clorox Co. 3.800%, 11/15/2021	1,000,000	1,050,769
3.050%, 09/15/2022	1,000,000	1,020,127
Colgate-Palmolive Co. 1.950%, 02/01/2023	1,000,000	969,249
2.100%, 05/01/2023	1,000,000	973,672
NIKE Inc. 2.250%, 05/01/2023	1,500,000	1,476,470
Kimberly-Clark Corp. 2.400%, 06/01/2023	3,000,000	2,960,682
Procter & Gamble Co., The 3.100%, 08/15/2023	3,000,000	3,093,990
Clorox Co. 3.500%, 12/15/2024	2,000,000	2,064,566
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	996,892
Kimberly-Clark Corp. 3.050%, 08/15/2025	1,000,000	1,002,617
2.750%, 02/15/2026	1,000,000	974,693
Unilever Capital Corp. 2.000%, 07/28/2026	1,000,000	910,089

		25,818,096

Electronic/Electrical Manufacturing (2.26%)
Honeywell International Inc. 4.250%, 03/01/2021	1,000,000	1,075,998
Johnson Controls International PLC 4.250%, 03/01/2021	2,000,000	2,112,990
Emerson Electric Co. 2.625%, 12/01/2021	1,000,000	1,011,099
Siemens Financieringsmaatschappij NV (a) 2.900%, 05/27/2022	1,500,000	1,511,524

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co. 2.700%, 10/09/2022	$1,000,000	$1,007,487
Emerson Electric Co. 2.625%, 02/15/2023	2,500,000	2,497,195
Johnson Controls International PLC 3.625%, 07/02/2024	2,000,000	2,042,038
Rockwell Automation Inc. 2.875%, 03/01/2025	2,000,000	1,972,588
Siemens Financieringsmaatschappij NV (a) 3.250%, 05/27/2025	2,000,000	2,009,746
Emerson Electric Co. 3.150%, 06/01/2025	1,000,000	1,019,965
Hubbell Inc. 3.350%, 03/01/2026	1,000,000	994,116
Siemens Financieringsmaatschappij NV (a) 2.350%, 10/15/2026	1,000,000	928,767
Honeywell International Inc. 2.500%, 11/01/2026	1,000,000	946,179

		19,129,692

Financial Services (2.00%)
JPMorgan Chase Bank NA 6.000%, 10/01/2017	1,000,000	1,020,951
JPMorgan Chase & Co. 2.350%, 01/28/2019	1,000,000	1,010,631
2.200%, 10/22/2019	500,000	502,426
GE Capital International Funding Co. 2.342%, 11/15/2020	812,000	815,513
General Electric Capital Corp. 4.650%, 10/17/2021	287,000	315,030
JPMorgan Chase & Co. 4.500%, 01/24/2022	1,000,000	1,077,696
General Electric Capital Corp. 3.150%, 09/07/2022	430,000	443,807
JPMorgan Chase & Co. 3.250%, 09/23/2022	2,000,000	2,036,502
Visa Inc. 2.800%, 12/14/2022	1,000,000	1,008,695
JPMorgan Chase & Co. 3.200%, 01/25/2023	1,000,000	1,010,184
3.625%, 05/13/2024	500,000	511,348
General Electric Capital Corp. 3.450%, 05/15/2024	287,000	298,259
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	982,570
GE Capital International Funding Co. 3.373%, 11/15/2025	1,878,000	1,927,311
Visa Inc. 3.150%, 12/14/2025	1,000,000	1,003,457
JPMorgan Chase & Co. 3.200%, 06/15/2026	1,000,000	970,956

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
2.950%, 10/01/2026	$1,000,000	$950,764
Mastercard Inc. 2.950%, 11/21/2026	1,000,000	995,421

		16,881,521

Forest Products & Paper (0.07%)
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	608,186

Health Care (6.16%)
Wyeth 5.450%, 04/01/2017	500,000	500,000
Amgen Inc. 5.850%, 06/01/2017	500,000	503,346
Johnson & Johnson 5.550%, 08/15/2017	500,000	508,272
AstraZeneca PLC 5.900%, 09/15/2017	500,000	509,732
Becton Dickinson & Co. 5.000%, 05/15/2019	1,000,000	1,059,943
Pfizer Inc. 2.100%, 05/15/2019	1,000,000	1,008,628
Amgen Inc. 2.200%, 05/22/2019	1,000,000	1,006,608
AstraZeneca PLC 1.950%, 09/18/2019	1,500,000	1,498,396
Gilead Sciences Inc. 2.350%, 02/01/2020	500,000	503,916
Merck & Co. Inc. 1.850%, 02/10/2020	1,000,000	1,002,051
Becton Dickinson & Co. 3.250%, 11/12/2020	1,000,000	1,030,704
CR Bard Inc. 4.400%, 01/15/2021	1,000,000	1,071,560
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,062,251
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,060,136
Baxter International Inc. 1.700%, 08/15/2021	1,000,000	964,725
Becton Dickinson & Co. 3.125%, 11/08/2021	1,000,000	1,019,966
Amgen Inc. 3.875%, 11/15/2021	1,000,000	1,052,480
Abbott Laboratories 2.550%, 03/15/2022	1,000,000	984,227
Zimmer Holdings Inc. 3.150%, 04/01/2022	1,000,000	1,003,658
GlaxoSmithKline Capital Inc. 2.850%, 05/08/2022	2,000,000	2,017,414
Bristol-Myers Squibb Co. 2.000%, 08/01/2022	1,500,000	1,453,203
Novartis Capital Corp. 2.400%, 09/21/2022	2,000,000	1,989,378
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	2,000,000	2,002,050

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc. 2.800%, 05/18/2023	$2,000,000	$2,008,170
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	1,019,812
Bristol-Myers Squibb Co. 3.250%, 11/01/2023	1,000,000	1,026,105
Pfizer Inc. 3.400%, 05/15/2024	1,000,000	1,038,682
Amgen Inc. 3.625%, 05/22/2024	1,000,000	1,024,818
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	1,000,000	1,005,211
Becton Dickinson & Co. 3.734%, 12/15/2024	2,000,000	2,058,746
Gilead Sciences Inc. 3.500%, 02/01/2025	500,000	503,520
Merck & Co. Inc. 2.750%, 02/10/2025	1,000,000	987,188
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	954,682
EMD Finance LLC (a) 3.250%, 03/19/2025	1,000,000	988,209
Zimmer Holdings Inc. 3.550%, 04/01/2025	2,000,000	1,977,622
Amgen Inc. 3.125%, 05/01/2025	1,000,000	983,189
Eli Lilly and Co. 2.750%, 06/01/2025	1,000,000	989,882
Gilead Sciences Inc. 3.650%, 03/01/2026	1,000,000	1,009,076
Johnson & Johnson 2.450%, 03/01/2026	500,000	479,917
Stryker Corp. 3.500%, 03/15/2026	1,000,000	1,009,922
CR Bard Inc. 3.000%, 05/15/2026	1,500,000	1,444,672
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,500,000	1,447,455
Pfizer Inc. 2.750%, 06/03/2026	1,500,000	1,460,008
Baxter International Inc. 2.600%, 08/15/2026	1,000,000	937,016
Amgen Inc. 2.600%, 08/19/2026	1,000,000	926,960
Abbott Laboratories 3.750%, 11/30/2026	1,000,000	998,742
Gilead Sciences Inc. 2.950%, 03/01/2027	1,000,000	948,407

		52,040,655

Machinery & Manufacturing (3.64%)
Cooper U.S. Inc. 6.100%, 07/01/2017	500,000	505,197
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	509,034

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
John Deere Capital Corp. 2.800%, 09/18/2017	$2,000,000	$2,013,756
Covidien International 6.000%, 10/15/2017	500,000	512,104
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	1,000,000	1,008,438
John Deere Capital Corp. 1.700%, 01/15/2020	1,000,000	992,803
Danaher Corp. 2.400%, 09/15/2020	500,000	505,239
Cooper U.S. Inc. 3.875%, 12/15/2020	1,000,000	1,048,675
Dover Corp. 4.300%, 03/01/2021	1,000,000	1,063,433
Caterpillar Inc. 3.900%, 05/27/2021	1,000,000	1,058,063
Illinois Tool Works Inc. 3.375%, 09/15/2021	1,000,000	1,046,071
Bemis Company Inc. 4.500%, 10/15/2021	1,000,000	1,065,593
Thermo Fisher Scientific Inc. 3.300%, 02/15/2022	500,000	509,822
Covidien International 3.200%, 06/15/2022	2,000,000	2,044,462
3M Co. 2.000%, 06/26/2022	1,500,000	1,479,224
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,045,356
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	2,000,000	2,003,894
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	2,000,000	1,978,802
John Deere Capital Corp. 2.800%, 03/06/2023	1,000,000	1,002,380
Covidien International 2.950%, 06/15/2023	3,000,000	2,972,310
Caterpillar Inc. 3.400%, 05/15/2024	1,000,000	1,026,857
Parker Hannifin Corp. 3.300%, 11/21/2024	500,000	508,420
3M Co. 3.000%, 08/07/2025	1,000,000	1,012,828
John Deere Capital Corp. 3.400%, 09/11/2025	1,000,000	1,027,644
2.650%, 06/10/2026	500,000	482,215
Caterpillar Financial Services Corp. 2.400%, 08/09/2026	1,000,000	946,227
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	966,590
Thermo Fisher Scientific Inc. 2.950%, 09/19/2026	500,000	476,060

		30,811,497

Media & Broadcasting (2.39%)
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,502,396

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
S&P Global Inc. 3.300%, 08/14/2020	$1,000,000	$1,021,619
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	2,041,122
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,043,289
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	1,995,838
Comcast Corp. 2.850%, 01/15/2023	1,000,000	1,004,078
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,056,388
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,502,409
Thomson Reuters Corp. 3.850%, 09/29/2024	1,000,000	1,022,603
Comcast Corp. 3.375%, 02/15/2025	2,000,000	2,025,424
S&P Global Inc. 4.000%, 06/15/2025	1,500,000	1,541,708
Time Warner Inc. 3.600%, 07/15/2025	1,000,000	988,760
S&P Global Inc. 4.400%, 02/15/2026	1,000,000	1,061,310
Thomson Reuters Corp. 3.350%, 05/15/2026	1,000,000	973,954
Walt Disney Co., The 1.850%, 07/30/2026	500,000	453,161
Comcast Corp. 2.350%, 01/15/2027	500,000	458,137
S&P Global Inc. (a) 2.950%, 01/22/2027	500,000	471,706

		20,163,902

Mining & Metals (1.16%)
Rio Tinto Finance USA Ltd. 3.500%, 11/02/2020	1,000,000	1,041,088
4.125%, 05/20/2021	2,000,000	2,127,410
Barrick NA Finance LLC 4.400%, 05/30/2021	1,000,000	1,071,929
Alcoa Inc. 5.870%, 02/23/2022	750,000	809,475
Barrick Gold Corp. 3.850%, 04/01/2022	1,000,000	1,047,441
4.100%, 05/01/2023	2,000,000	2,144,452
BHP Billiton Finance USA Ltd. 3.850%, 09/30/2023	500,000	530,970
Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	1,000,000	1,039,565

		9,812,330

Oil & Gas (6.47%)
Canadian Natural Resources 5.700%, 05/15/2017	500,000	502,306

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
EOG Resources Inc. 5.875%, 09/15/2017	$500,000	$509,288
Husky Energy Inc. 6.200%, 09/15/2017	500,000	510,360
Chevron Corp. 1.718%, 06/24/2018	2,000,000	2,006,422
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,506,700
Total Capital SA 2.125%, 08/10/2018	1,000,000	1,005,844
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,060,697
ConocoPhillips 6.000%, 01/15/2020	500,000	552,136
Marathon Oil Corp. 2.700%, 06/01/2020	1,000,000	992,969
Chevron Corp. 2.427%, 06/24/2020	2,000,000	2,021,898
Trans-Canada Pipelines 3.800%, 10/01/2020	1,000,000	1,046,991
Apache Corp. 3.625%, 02/01/2021	500,000	516,499
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,059,040
Statoil ASA 2.750%, 11/10/2021	1,000,000	1,009,072
Canadian Natural Resources 3.450%, 11/15/2021	1,000,000	1,015,368
Apache Corp. 3.250%, 04/15/2022	724,000	727,715
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,485,951
Trans-Canada Pipelines 2.500%, 08/01/2022	2,000,000	1,969,552
Shell International Finance 2.250%, 01/06/2023	1,500,000	1,459,782
Total Capital International SA 2.700%, 01/25/2023	1,000,000	991,650
Occidental Petroleum Corp. 2.700%, 02/15/2023	2,000,000	1,976,462
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,952,016
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,483,935
Shell International Finance 3.400%, 08/12/2023	500,000	514,312
Trans-Canada Pipelines 3.750%, 10/16/2023	1,000,000	1,039,039
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,039,250
Exxon Mobil Corp. 3.176%, 03/15/2024	1,000,000	1,027,166
Canadian Natural Resources 3.800%, 04/15/2024	1,000,000	1,006,735
Ensco PLC 4.500%, 10/01/2024	2,000,000	1,685,000

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Statoil ASA 3.250%, 11/10/2024	$500,000	$504,494
ConocoPhillips Co. 3.350%, 11/15/2024	1,500,000	1,512,111
Suncor Energy Inc. 3.600%, 12/01/2024	1,000,000	1,013,915
Canadian Natural Resources 3.900%, 02/01/2025	1,000,000	1,008,126
Woodside Finance Ltd. (a) 3.650%, 03/05/2025	2,000,000	1,969,398
Ensco PLC 5.200%, 03/15/2025	500,000	433,750
Shell International Finance 3.250%, 05/11/2025	1,500,000	1,514,559
ConocoPhillips Co. 3.350%, 05/15/2025	1,000,000	1,003,720
Marathon Oil Corp. 3.850%, 06/01/2025	1,000,000	983,142
Occidental Petroleum Corp. 3.500%, 06/15/2025	500,000	504,922
Florida Gas Transmission Co. (a) 4.350%, 07/15/2025	1,500,000	1,552,856
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,147,011
Exxon Mobil Corp. 3.043%, 03/01/2026	2,000,000	1,999,774
Occidental Petroleum Corp. 3.400%, 04/15/2026	1,000,000	998,070
Shell International Finance 2.875%, 05/10/2026	2,000,000	1,944,760
Chevron Corp. 2.954%, 05/16/2026	1,500,000	1,482,051
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	976,890
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	481,006

		54,704,710

Retailers (3.66%)
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	1,011,019
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	1,006,502
McDonald’s Corp. 1.875%, 05/29/2019	500,000	501,766
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	2,003,630
Home Depot Inc. 3.950%, 09/15/2020	1,000,000	1,063,901
Wal-Mart Stores Inc. 3.250%, 10/25/2020	2,000,000	2,088,152
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,083,765
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,526,036

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc. 3.800%, 11/15/2021	$1,000,000	$1,056,757
Walgreens Boots Alliance Inc. 3.300%, 11/18/2021	1,000,000	1,025,914
McDonald’s Corp. 2.625%, 01/15/2022	1,000,000	999,117
Walgreen Co. 3.100%, 09/15/2022	2,000,000	2,012,912
CVS Caremark Corp. 2.750%, 12/01/2022	2,000,000	1,978,662
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	1,009,365
Wal-Mart Stores Inc. 2.550%, 04/11/2023	2,000,000	2,000,304
Lowe’s Companies Inc. 3.875%, 09/15/2023	1,000,000	1,063,634
CVS Health Corp. 3.375%, 08/12/2024	1,500,000	1,501,838
Lowe’s Companies Inc. 3.125%, 09/15/2024	1,000,000	1,018,352
Walgreens Boots Alliance Inc. 3.800%, 11/18/2024	500,000	509,226
McDonald’s Corp. 3.375%, 05/26/2025	2,000,000	2,016,476
CVS Health Corp. 3.875%, 07/20/2025	1,000,000	1,030,347
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	1,021,338
Home Depot Inc. 3.000%, 04/01/2026	1,000,000	998,254
CVS Health Corp. 2.875%, 06/01/2026	1,000,000	953,681
Walgreens Boots Alliance Inc. 3.450%, 06/01/2026	500,000	488,880

		30,969,828

Telecom & Telecom Equipment (3.17%)
AT&T Inc. 2.375%, 11/27/2018	1,000,000	1,006,930
Vodafone Group PLC 5.450%, 06/10/2019	500,000	535,384
Verizon Communications Inc. 2.625%, 02/21/2020	1,073,000	1,086,315
Cisco Systems Inc. 2.450%, 06/15/2020	1,000,000	1,014,656
Verizon Communications Inc. 4.500%, 09/15/2020	1,000,000	1,064,383
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,097,726
Vodafone Group PLC 4.375%, 03/16/2021	2,000,000	2,123,320
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,065,111
Deutsche Telekom International Finance BV (a) 1.950%, 09/19/2021	1,000,000	965,997

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
AT&T Inc. 3.000%, 02/15/2022	$1,000,000	$997,692
Vodafone Group PLC 2.500%, 09/26/2022	1,000,000	975,965
Verizon Communications Inc. 2.450%, 11/01/2022	2,500,000	2,411,468
AT&T Inc. 2.625%, 12/01/2022	1,000,000	977,122
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	982,616
Verizon Communications inc. 5.150%, 09/15/2023	1,000,000	1,100,598
AT&T Inc. 3.900%, 03/11/2024	2,000,000	2,032,176
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,036,308
3.500%, 11/01/2024	1,000,000	991,596
AT&T Inc. 3.400%, 05/15/2025	2,000,000	1,931,852
Cisco Systems Inc. 3.500%, 06/15/2025	1,000,000	1,037,841
2.950%, 02/28/2026	500,000	495,630
Verizon Communications Inc. 2.625%, 08/15/2026	1,500,000	1,369,714
Cisco Systems Inc. 2.500%, 09/20/2026	500,000	474,733

		26,775,133

Transportation (2.86%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	504,348
United Parcel Service Inc. 3.125%, 01/15/2021	1,500,000	1,554,718
Norfolk Southern Corp. 3.000%, 04/01/2022	2,000,000	2,026,708
JB Hunt Transport Services Inc. 3.300%, 08/15/2022	1,000,000	1,016,159
Burlington Northern Santa Fe 3.050%, 09/01/2022	500,000	511,280
United Parcel Service Inc. 2.450%, 10/01/2022	2,000,000	2,004,798
Canadian National Railway Co. 2.250%, 11/15/2022	2,000,000	1,956,768
Burlington Northern Santa Fe 3.000%, 03/15/2023	1,000,000	1,013,305
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	1,992,294
Burlington Northern Santa Fe 3.850%, 09/01/2023	2,000,000	2,118,038
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,042,424
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,047,024
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	514,210

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
CSX Corp. 3.400%, 08/01/2024	$1,000,000	$1,014,368
Burlington Northern Santa Fe 3.000%, 04/01/2025	1,000,000	995,495
Union Pacific Corp. 3.250%, 08/15/2025	500,000	507,322
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	983,312
Union Pacific Corp. 2.750%, 03/01/2026	1,000,000	974,755
FedEx Corp. 3.250%, 04/01/2026	500,000	495,536
Norfolk Southern Corp. 2.900%, 06/15/2026	1,000,000	965,532
CSX Corp. 2.600%, 11/01/2026	1,000,000	936,828

		24,175,222

Utilities & Energy (10.48%)
Georgia Power Co. 5.700%, 06/01/2017	500,000	503,252
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,006,071
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	504,872
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,008,623
Union Electric Co. 6.400%, 06/15/2017	500,000	504,630
Florida Power Corp. 5.800%, 09/15/2017	500,000	510,086
Virginia Electric & Power Co. 5.950%, 09/15/2017	500,000	509,770
NSTAR Electric Co. 5.625%, 11/15/2017	500,000	512,818
Pacific Gas & Electric 5.625%, 11/30/2017	500,000	513,350
Equitable Resources Inc. 5.150%, 03/01/2018	500,000	512,692
Southern California Gas Co. 5.450%, 04/15/2018	500,000	518,662
Pacificorp 5.650%, 07/15/2018	500,000	525,295
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	1,012,570
Pacific Gas & Electric 8.250%, 10/15/2018	500,000	547,410
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	1,012,047
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,029,239
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	1,038,609
Kentucky Utilities Co. 3.250%, 11/01/2020	1,000,000	1,031,224

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Company of Colorado 3.200%, 11/15/2020	$1,000,000	$1,033,529
Appalachian Power Co. 4.600%, 03/30/2021	500,000	535,398
Commonwealth Edison Co. 3.400%, 09/01/2021	1,000,000	1,037,824
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	1,023,260
Southern California Edison Co. 2.400%, 02/01/2022	1,000,000	996,105
Detroit Edison Co. 2.650%, 06/15/2022	500,000	499,673
CenterPoint Energy Houston LLC 2.250%, 08/01/2022	2,000,000	1,964,314
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	1,500,000	1,502,397
Ameren Illinois Co. 2.700%, 09/01/2022	2,000,000	2,012,400
PPL Electric Utilities 2.500%, 09/01/2022	500,000	493,062
Tampa Electric Co. 2.600%, 09/15/2022	500,000	491,368
NSTAR Electric Co. 2.375%, 10/15/2022	1,000,000	983,902
Wisconsin Power & Light 2.250%, 11/15/2022	1,600,000	1,546,346
Connecticut Light & Power 2.500%, 01/15/2023	1,000,000	987,258
Indiana Michigan Power Co. 3.200%, 03/15/2023	2,500,000	2,525,708
Kansas City Power & Light Co. 3.150%, 03/15/2023	2,000,000	2,012,490
Public Service Company of Colorado 2.500%, 03/15/2023	2,000,000	1,957,862
Virginia Electric & Power Co. 2.750%, 03/15/2023	2,000,000	1,987,198
Public Service Electric and Gas Co. 2.375%, 05/15/2023	1,500,000	1,475,631
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	2,013,516
Pacificorp 2.950%, 06/01/2023	1,000,000	1,005,048
Pacific Gas & Electric 3.250%, 06/15/2023	2,000,000	2,036,164
Baltimore Gas & Electric Co. 3.350%, 07/01/2023	3,000,000	3,073,740
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,036,458
Laclede Gas Co. 3.400%, 08/15/2023	1,000,000	1,017,575
Duke Energy Ohio Inc. 3.800%, 09/01/2023	1,200,000	1,264,672
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,088,428

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Nabors Industries Inc. 5.100%, 09/15/2023	$2,000,000	$2,020,000
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,107,366
Florida Power & Light Co. 3.250%, 06/01/2024	1,000,000	1,027,377
Arizona Public Service Co. 3.350%, 06/15/2024	500,000	508,329
Pacific Gas & Electric 3.400%, 08/15/2024	1,000,000	1,018,160
Southern California Gas Co. 3.150%, 09/15/2024	1,000,000	1,017,787
Commonwealth Edison Co. 3.100%, 11/01/2024	1,000,000	1,001,739
Consolidated Edison Co. of New York 3.300%, 12/01/2024	500,000	508,696
Interstate Power & Light Co. 3.250%, 12/01/2024	1,000,000	1,000,786
Ameren Illinois Co. 3.250%, 03/01/2025	500,000	508,588
Alabama Power Co. 2.800%, 04/01/2025	1,000,000	968,844
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	501,330
Public Service Company of Colorado 2.900%, 05/15/2025	500,000	494,426
Virginia Electric & Power Co. 3.100%, 05/15/2025	1,000,000	992,809
Appalachian Power Co. 3.400%, 06/01/2025	1,000,000	1,011,005
Wisconsin Electric Power 3.100%, 06/01/2025	1,000,000	993,445
Public Service Company of New Mexico 3.850%, 08/01/2025	1,500,000	1,526,824
Duke Energy Progress LLC 3.250%, 08/15/2025	2,000,000	2,025,914
Interstate Power & Light Co. 3.400%, 08/15/2025	1,000,000	1,002,430
Kansas City Power & Light Co. 3.650%, 08/15/2025	1,000,000	1,003,933
AEP Texas Central Co. (a) 3.850%, 10/01/2025	500,000	517,342
Florida Power & Light Co. 3.125%, 12/01/2025	1,000,000	1,013,009
Jersey Central Power & Light (a) 4.300%, 01/15/2026	1,000,000	1,040,319
Virginia Electric & Power Co. 3.150%, 01/15/2026	1,500,000	1,491,681
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	977,516
San Diego Gas & Electric Co. 2.500%, 05/15/2026	500,000	477,236
NSTAR Electric Co. 2.700%, 06/01/2026	1,000,000	954,308

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric Co. 6.000%, 06/01/2026	$500,000	$604,926
Commonwealth Edison Co. 2.550%, 06/15/2026	1,000,000	950,653
Southern California Gas Co. 2.600%, 06/15/2026	1,000,000	965,630
Westar Energy Inc. 2.550%, 07/01/2026	1,000,000	950,557
Baltimore Gas & Electric Co. 2.400%, 08/15/2026	1,000,000	932,140
KeySpan Gas East Corp. (a) 2.742%, 08/15/2026	1,000,000	955,868
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	1,000,000	940,694
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	937,709
Public Service Electric and Gas Co. 2.250%, 09/15/2026	1,000,000	931,309
Northern States Power Co. 6.200%, 07/01/2037	1,000,000	1,293,762

		88,576,993

Total Corporate Bonds
(cost $578,371,338)		583,339,754

Government Agency Securities (b) (15.42%)
Agency Commercial Mortgage-Backed Securities (11.14%)
Federal Home Loan Mortgage Corp. 2.373%, 05/25/2022	10,000,000	10,037,180
2.682%, 10/25/2022	10,000,000	10,151,740
3.062%, 11/25/2023	500,000	515,387
2.673%, 03/25/2026	2,000,000	1,967,296
3.300%, 10/25/2026	1,500,000	1,543,918
3.347%, 11/25/2026	2,000,000	2,066,266
3.413%, 12/25/2026	4,000,000	4,154,152
3.430%, 01/25/2027	5,000,000	5,195,580
Federal National Mortgage Association 3.044%, 01/25/2022	10,000,000	10,218,291
2.715%, 02/25/2022	7,000,000	7,046,802
2.482%, 04/25/2022	10,000,000	10,076,020
2.377%, 05/25/2022	10,000,000	10,015,150
2.509%, 11/25/2022	10,000,000	10,097,740
2.477%, 09/25/2026	1,000,000	961,273
2.416%, 10/25/2026	3,000,000	2,863,491
2.569%, 12/25/2026	5,000,000	4,796,485
2.784%, 02/25/2027	2,500,000	2,459,135

		94,165,906

Agency Mortgage-Backed Securities (3.42%)
Federal Home Loan Mortgage Corp. 5.000%, 09/01/2018	14,781	15,211
5.000%, 09/01/2018	8,427	8,672
4.500%, 11/01/2018	27,096	27,765

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.500%, 11/01/2018	$8,460	$8,599
5.000%, 01/01/2019	15,149	15,589
5.000%, 04/01/2019	15,318	15,763
4.500%, 05/01/2019	18,393	18,833
4.000%, 05/01/2019	10,618	10,987
5.500%, 06/01/2019	18,452	18,857
5.000%, 01/01/2020	19,529	20,114
5.500%, 04/01/2020	35,335	36,957
5.500%, 07/01/2020	51,594	53,423
5.000%, 05/01/2021	70,058	73,008
6.000%, 07/01/2021	61,410	65,114
4.500%, 05/01/2024	167,664	178,519
4.500%, 05/01/2024	75,740	80,639
4.500%, 09/01/2024	165,229	175,568
4.000%, 10/01/2024	259,689	273,484
4.000%, 01/01/2025	179,940	189,432
4.000%, 07/01/2025	191,929	202,168
4.500%, 08/01/2025	175,130	184,485
3.500%, 04/01/2026	328,906	343,035
2.500%, 02/01/2027	2,851,908	2,887,700
6.000%, 11/01/2028	5,675	6,441
6.500%, 06/01/2029	12,198	13,651
7.500%, 12/01/2030	818	850
6.500%, 09/01/2031	2,028	2,341
6.000%, 11/01/2032	18,709	21,341
6.000%, 12/01/2032	9,857	11,216
5.500%, 05/01/2033	165,268	184,446
5.500%, 07/01/2033	189,751	211,620
5.000%, 08/01/2033	63,301	69,499
5.500%, 03/01/2034	26,344	29,291
5.000%, 04/01/2034	32,500	35,417
6.000%, 07/01/2034	150,728	170,154
5.500%, 05/01/2035	235,695	262,246
5.000%, 05/01/2035	169,213	185,896
4.500%, 08/01/2035	49,730	53,454
5.000%, 10/01/2035	38,282	41,850
6.500%, 08/01/2036	76,350	86,920
5.500%, 10/01/2037	66,039	73,198
5.500%, 11/01/2037	89,723	99,490
6.000%, 01/01/2038	42,175	47,816
6.000%, 01/01/2038	34,136	38,536
4.500%, 06/01/2039	345,614	371,557
5.000%, 06/01/2039	237,930	259,173
4.500%, 10/01/2039	454,914	489,181
5.000%, 10/01/2039	376,361	409,863
5.000%, 01/01/2040	208,552	227,222
4.500%, 02/01/2040	161,413	173,603
4.000%, 07/01/2041	946,322	996,818
Federal National Mortgage Association 6.000%, 04/01/2017	6	6
5.500%, 01/01/2018	2,766	2,786
5.000%, 02/01/2018	3,967	4,076
5.000%, 05/01/2018	18,032	18,531
4.500%, 05/01/2018	13,754	14,106
5.000%, 05/01/2018	13,401	13,772
4.500%, 05/01/2018	11,050	11,332

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 05/01/2018	$7,334	$7,547
4.500%, 03/01/2019	17,142	17,553
5.500%, 10/01/2019	84,769	87,116
5.000%, 11/01/2019	44,096	45,525
4.500%, 12/01/2019	27,732	28,530
5.000%, 06/01/2020	80,569	84,089
4.500%, 09/01/2020	39,511	40,937
5.500%, 05/01/2021	80,099	83,843
4.500%, 04/01/2023	14,159	14,695
5.000%, 01/01/2024	112,042	119,397
4.500%, 04/01/2024	29,874	30,879
4.000%, 06/01/2024	125,092	131,692
5.000%, 10/01/2024	214,588	228,699
4.500%, 11/01/2024	156,104	164,667
3.500%, 12/01/2025	282,629	295,354
3.000%, 12/01/2026	672,184	691,626
7.500%, 09/01/2029	11,170	12,577
8.000%, 03/01/2030	3,034	3,132
6.500%, 05/01/2030	9,313	10,662
6.500%, 08/01/2031	638	710
6.500%, 10/01/2031	6,661	7,579
6.000%, 11/01/2031	7,603	8,587
7.000%, 01/01/2032	12,631	14,904
3.000%, 02/01/2032	3,456,462	3,485,323
3.000%, 02/01/2032	2,617,237	2,639,504
6.000%, 03/01/2032	10,462	11,821
6.500%, 03/01/2032	3,129	3,650
6.500%, 04/01/2032	22,712	25,252
7.000%, 04/01/2032	10,852	12,380
6.500%, 05/01/2032	64,976	72,263
6.000%, 05/01/2032	5,833	6,669
7.000%, 06/01/2032	18,937	22,044
6.500%, 06/01/2032	2,280	2,535
6.500%, 07/01/2032	7,839	8,716
6.000%, 08/01/2032	60,967	69,820
5.500%, 10/01/2032	69,910	78,319
6.500%, 10/01/2032	46,606	51,819
6.000%, 11/01/2032	25,321	28,648
6.000%, 01/01/2033	29,273	33,051
5.500%, 03/01/2033	26,324	29,440
5.500%, 03/01/2033	19,776	22,113
6.000%, 04/01/2033	35,721	40,345
5.000%, 05/01/2033	101,400	111,210
5.000%, 05/01/2033	22,742	24,900
5.000%, 08/01/2033	102,181	111,633
5.500%, 10/01/2033	64,400	72,001
5.000%, 03/01/2034	157,294	171,957
5.500%, 05/01/2034	149,365	167,452
6.000%, 07/01/2034	83,692	95,242
5.500%, 12/01/2034	196,462	219,584
5.500%, 04/01/2035	106,831	119,683
5.000%, 07/01/2035	105,593	115,457
5.500%, 07/01/2035	100,464	112,438
5.000%, 10/01/2035	88,454	96,727
5.000%, 11/01/2035	29,439	32,164
6.000%, 08/01/2036	44,720	50,519

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 12/01/2037	$21,786	$24,597
5.500%, 02/01/2038	85,017	94,867
5.500%, 06/01/2038	208,228	232,045
4.500%, 03/01/2039	377,037	408,104
5.000%, 05/01/2039	290,783	318,154
4.500%, 05/01/2039	210,830	227,310
5.000%, 11/01/2039	590,653	656,329
4.500%, 01/01/2040	280,933	302,009
4.500%, 09/01/2040	547,150	588,643
3.500%, 01/01/2041	1,123,454	1,156,023
4.500%, 04/01/2041	363,692	391,328
5.000%, 05/01/2041	383,772	418,993
4.000%, 11/01/2041	1,014,928	1,066,128
Government National Mortgage Association 6.000%, 05/15/2017	477	476
6.500%, 06/15/2028	19,725	22,791
6.000%, 11/15/2028	10,443	11,877
6.500%, 03/15/2029	23,919	27,661
7.000%, 06/15/2029	15,682	15,867
7.500%, 08/20/2030	5,762	6,999
6.000%, 01/15/2032	8,938	10,323
5.500%, 10/15/2033	96,048	108,198
5.000%, 11/20/2033	157,566	175,312
6.000%, 12/20/2033	50,725	58,451
5.500%, 11/15/2038	120,867	134,911
5.000%, 09/15/2039	306,024	336,694
4.500%, 10/15/2039	465,594	497,582
5.000%, 12/15/2039	128,503	141,258
4.000%, 09/20/2040	1,149,925	1,231,023
4.500%, 03/20/2041	231,582	250,018
5.000%, 05/20/2041	183,722	201,558

		28,932,129

Agency Notes & Bonds (0.86%)
Federal National Mortgage Association 5.500%, 05/10/2027	5,000,000	5,023,405
7.125%, 01/15/2030	500,000	721,169
Tennessee Valley Authority 1.750%, 10/15/2018	1,500,000	1,511,589

		7,256,163

Total Government Agency Securities
(cost $128,777,164)		130,354,198

	Principal amount	Value
U.S. Treasury Obligations (13.14%)
8.125%, 08/15/2019	$750,000	$867,861
6.875%, 08/15/2025	5,000,000	6,744,335
2.750%, 05/31/2017	5,000,000	5,015,615
4.250%, 11/15/2017	12,000,000	12,240,000
3.500%, 02/15/2018	9,000,000	9,188,442
3.875%, 05/15/2018	2,000,000	2,061,562
3.750%, 11/15/2018	17,000,000	17,693,277
1.625%, 04/30/2019	5,000,000	5,034,570
1.625%, 06/30/2020	5,000,000	5,004,100
2.625%, 08/15/2020	5,000,000	5,160,740
1.375%, 04/30/2021	5,000,000	4,916,015
1.625%, 10/31/2023	2,500,000	2,416,015
2.375%, 08/15/2024	10,000,000	10,080,080
2.250%, 11/15/2024	5,000,000	4,987,695
2.000%, 02/15/2025	10,000,000	9,779,300
2.250%, 11/15/2025	10,000,000	9,913,670

Total U.S. Treasury Obligations
(cost $110,586,164)		111,103,277

	Shares	Value
Short-term Investments (2.04%)
JPMorgan U.S. Government Money Market Fund Capital Shares	17,236,426	$17,236,426

Total Short-term Investments
(cost $17,236,426)		17,236,426

TOTAL INVESTMENTS (99.61%)
(cost $834,971,092)		842,033,655
OTHER ASSETS, NET OF LIABILITIES (0.39%)		3,326,728

NET ASSETS (100.00%)		$845,360,383

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $24,163,278 or 2.86% of net assets.

(b)	The obligations of the Government National Mortgage Association (“Ginnie Mae”) are backed by the full faith and credit of the U.S. Government. The obligations of the remaining U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.81%)
Alabama (2.79%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,112,022
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	100,000	107,182
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2026	NR	400,000	429,708
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,005,760
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,040,204
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	723,509
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	475,000	506,892
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.125%	02/01/2030	NR	1,830,000	1,961,797
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	745,358
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	210,000	224,767
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2031	NR	790,000	848,673
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	784,335
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	823,906
The Board of Trustees of the University of Alabama, University of Alabama at Birmingham, General Revenue Bonds, Series 2016-B	5.000%	10/01/2034	Aa2	3,000,000	3,399,510

					14,713,623

Alaska (1.87%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,062,410
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,421,487
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.000%	07/01/2029	Aa2	1,035,000	1,123,286
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,358,640
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2033	AAA	800,000	926,704
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	5.000%	09/01/2034	AAA	1,225,000	1,412,511
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2034	AAA	1,365,000	1,573,941

					9,878,979

Arizona (8.01%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa3	1,140,000	1,299,724
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,055,120
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,091,090
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,584,538
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa3	800,000	926,984
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,316,016
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa3	300,000	328,443
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,618,980
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,204,291
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,307,720
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,187,940

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	$500,000	$544,550
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,181,036
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	1,989,477
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2027	A+	2,000,000	2,170,600
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,155,580
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,152,780
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,728,595
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,516,734
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,234,960
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,162,740
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A+	1,450,000	1,551,674
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2016 Series A	5.000%	01/01/2034	AA	2,480,000	2,900,658

					42,210,230

Arkansas (3.51%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,087,540
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,060,020
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,508,010
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	656,657
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,095,101
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,215,652
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,047,230
City of Rogers, Arkansas, Water Revenue Refunding Bonds, Series 2016	4.000%	11/01/2030	Aa2	505,000	541,618
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,406,802
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,866,225

					18,484,855

California (4.29%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A (Prerefunded to 07-15-2017 @ 100) (b)	5.000%	07/15/2020	Aaa	900,000	910,683
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects) (Prerefunded to 05-01-2017 @ 100) (b)	4.500%	05/01/2022	AA-	560,000	561,506
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,011,590
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Aa3	1,300,000	1,350,427
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,578,499
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,621,911
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,059,900
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,159,040
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA	1,500,000	1,746,345

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	$2,000,000	$1,923,380
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	971,779
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2031	Aa3	1,080,000	1,000,588
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,230,310
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,154,250
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,148,670
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	5.000%	08/01/2034	AA-	2,780,000	3,202,254

					22,631,132

Colorado (2.44%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,104,760
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	1,009,255
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,477,994
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	2.500%	12/15/2024	Aa2	140,000	143,556
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	423,393
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,263,388
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,509,802
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,323,074
Apex Park and Recreation District, Jefferson County, Colorado, General Obligation Bonds, Series 2016	5.000%	12/01/2033	Aa2	1,500,000	1,749,810
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2036	A+	2,500,000	2,870,175

					12,875,207

Connecticut (2.38%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,062,550
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,269,668
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	757,282
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	10,000,000	9,470,300

					12,559,800

Delaware (0.66%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,234,899
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,192,789
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	50,000	53,250

					3,480,938

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (4.05%)
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010 (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2023	Aa1	$665,000	$709,668
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,517,557
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,071,310
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2026	Aa2	400,000	459,992
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	AA	1,700,000	1,734,425
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,058,682
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,634,724
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,301,824
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,881,000
Central Florida Expressway Authority, Senior Lien Refunding Revenue Bonds, Series 2016B	5.000%	07/01/2033	A2	2,500,000	2,874,600
City of Riviera Beach (Florida), Utility Special District, Water and Sewer Revenue Bonds, Series 2016	5.000%	10/01/2033	A+	1,845,000	2,106,824

					21,350,606

Georgia (0.88%)
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa2	2,000,000	2,252,780
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,071,490
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.750%	10/01/2029	Aa2	1,205,000	1,310,510

					4,634,780

Hawaii (0.41%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	6.000%	01/01/2029	Aa2	2,000,000	2,170,100

Idaho (1.03%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,542,770
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,448,118
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,419,531

					5,410,419

Indiana (2.01%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,000,000	1,084,310
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	1,993,099
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	50,000	50,510
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	1,890,000	2,164,409
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana) (d)	5.000%	07/15/2034	A+	2,920,000	3,340,568
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	A+	1,720,000	1,943,978

					10,576,874

Iowa (1.88%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	360,882

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	$1,510,000	$1,601,732
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,450,368
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2029	Aa3	1,270,000	1,278,255
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.375%	06/01/2030	Aa2	1,825,000	1,612,752
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,601,416

					9,905,405

Kansas (2.10%)
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2030	AA-	1,400,000	1,531,152
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,081,808
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2032	Aa2	2,500,000	2,639,325
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2033	Aa2	2,500,000	2,627,525
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,213,056

					11,092,866

Kentucky (0.74%)
Northern Kentucky University, General Receipts Bonds, 2007 Series A (Prerefunded to 09-01-2017 @ 100) (b)	4.300%	09/01/2026	A	2,545,000	2,580,859
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,333,488

					3,914,347

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	260,000	268,393

Maine (0.11%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	515,000	577,423

Maryland (0.93%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	1,975,294
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,904,808

					4,880,102

Massachusetts (0.99%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	475,397
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	218,537
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	192,141
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	951,597
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,137,950
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aa1	2,000,000	2,245,700

					5,221,322

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (5.40%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	$900,000	$952,173
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	798,804
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	249,538
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,715,382
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2024	Aa2	1,000,000	1,002,840
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,039,864
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,669,072
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,499,573
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,778,935
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,123,190
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	837,840
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,003,572
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,111,760
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,121,850
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A	1,535,000	1,716,253
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,033,574
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	800,000	832,360

					28,486,580

Minnesota (0.82%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	199,780
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H (Prerefunded to 11-01-2019 @ 100) (b)	4.500%	11/01/2024	NR	815,000	883,134
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,710,725
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	547,485

					4,341,124

Mississippi (0.72%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	Baa2	1,000,000	1,093,150
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	Baa2	1,000,000	1,081,310
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,625,366

					3,799,826

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (1.72%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	$2,490,000	$2,702,123
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,959,028
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,152,190
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,262,420

					9,075,761

Montana (0.90%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	315,951
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	280,000	307,874
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	286,319
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	566,128
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	704,656
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	570,377
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,018,398
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2036	A+	855,000	987,876

					4,757,579

Nebraska (2.31%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,257,796
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,112,460
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,556,370
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,043,465
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	827,464
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,314,580
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	964,597
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,095,276

					12,172,008

New Jersey (3.65%)
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	611,738
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,292,844
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	191,074
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	217,313
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,519,492

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	$2,200,000	$2,415,996
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,526,359
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,607,557
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	946,620
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,581,221
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,194,471
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,558,849
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	699,262
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,635,739
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	988,236
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,262,695

					19,249,466

New Mexico (1.50%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,858,850
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,828,027
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,660,050
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt) (Prerefunded to 06-01-2019 @ 100) (b)	5.000%	06/01/2025	AAA	470,000	509,353
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,049,620

					7,905,900

New York (1.93%)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2021	AA+	430,000	433,840
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,060,760
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,356,073
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	699,351
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2025	AA+	510,000	514,554
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,062,400
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,043,820
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,153,700
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,829,925

					10,154,423

North Carolina (2.99%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,450,365

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	$2,000,000	$2,169,420
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,327,946
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,081,680
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,620,510
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2026	Aa2	195,000	197,471
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,452,440
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,673,415
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2027	Aa2	300,000	303,801
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	464,523
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,044,040

					15,785,611

North Dakota (0.27%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,395,381

Ohio (3.24%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,175,870
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,099,010
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,417,083
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,134,020
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,626,315
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,179,000
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,714,998
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	758,359
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,032,466
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,812,098
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,116,614

					17,065,833

Oklahoma (1.18%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,660,100
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,120,570
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	414,640
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	858,689
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,144,510

					6,198,509

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (3.24%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	$1,070,000	$1,153,364
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2022	Aa3	1,825,000	1,913,677
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	Aa3	1,375,000	1,441,811
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,632,075
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	576,492
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	333,759
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	610,938
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,225,926
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,081,590
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	998,750
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	459,256
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	457,292
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	473,088
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,695,900

					17,053,918

Pennsylvania (3.24%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	966,373
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa1	2,575,000	2,827,865
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,589,378
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,066,793
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,116,201
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	980,000	1,096,806
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2029	NR	200,000	225,190
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,707,720
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	870,000	970,781
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2031	NR	185,000	208,301
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,168,490
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,375,000	1,532,231
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2032	NR	285,000	320,896
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,099,800
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,206,838

					17,103,663

Rhode Island (0.43%)
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa3	2,050,000	2,242,126

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (4.77%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	AA	$2,500,000	$2,855,650
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,968,264
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010 (Prerefunded to 02-01-2020 @ 100) (b)	4.500%	02/01/2025	Aa1	1,020,000	1,103,640
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,850,691
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,631,168
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	128,917
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,072,328
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,645,490
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	Aa1	1,000,000	1,141,180
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,065,713
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	350,668
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	734,560
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	767,230
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	802,692

					25,118,191

Tennessee (2.27%)
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA+	2,000,000	2,308,200
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,292,949
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016 (Prerefunded to 07-01-2022 @ 100) (b)	4.000%	07/01/2025	NR	190,000	212,114
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016	4.000%	07/01/2025	Aa2	810,000	883,426
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,529,000
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	863,074
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	887,587

					11,976,350

Texas (2.51%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,190,420
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,500,000	1,559,445
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	2,000,000	2,148,800
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,652,584
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,057,210

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	$1,565,000	$1,750,953
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	1,889,844

					13,249,256

Utah (0.55%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,088,480
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	75,000	81,698
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2029	NR	425,000	464,266
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,283,788

					2,918,232

Virginia (2.82%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	963,864
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012 (Prerefunded to 07-15-2021 @ 100) (b)	4.500%	07/15/2024	Aaa	3,285,000	3,701,965
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,140,871
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	360,221
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,019,926
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,118,328
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,222,882
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,332,840

					14,860,897

Washington (5.15%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,299,050
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,131,680
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2028	AA-	680,000	713,742
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,692,996
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.125%	01/01/2029	AA-	445,000	467,766
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2030	A1	1,600,000	1,858,640
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,525,048
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,491,363
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	333,427
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	AA-	1,100,000	1,242,593
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	421,740
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	967,987
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2033	AA+	4,875,000	5,206,208
Public Utility District No. 1 of Clark County, Washington, Generating System Revenue and Refunding Bonds, Series 2016	5.000%	01/01/2034	A	1,585,000	1,772,712

					27,124,952

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (3.16%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	$2,200,000	$2,487,056
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,449,524
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,485,907
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	2,350,000	2,549,304
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,871,679
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	615,753
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.500%	05/01/2029	AA-	350,000	310,334
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	2,555,000	2,891,289

					16,660,846

Wisconsin (1.91%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	1,925,000	2,038,017
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	884,493
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,593,128
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	3.500%	04/01/2030	Aa3	795,000	809,827
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2031	Aa3	430,000	452,768
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2032	Aa3	970,000	1,017,627
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,273,460

					10,069,320

Total Long-term Municipal Bonds
(cost $503,732,958)					515,603,153

Short-term Municipal Variable Rate Demand Notes (0.95%)
California (0.57%)
Department of Water and Power of the City of Los Angeles, Water System Variable Rate Demand Revenue Bonds, 2001 Series B, Subseries B-1 (e)	0.870%	07/01/2035	Aa2	3,000,000	3,000,000

New York (0.38%)
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2011 Series FF, Subseries FF-1 Bonds (e)	0.890%	06/15/2044	AA+	2,000,000	2,000,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $5,000,000)					5,000,000

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017

(Unaudited)

	Shares	Value
Short-term Investments (0.71%)
JPMorgan U.S. Government Money Market Fund Capital Shares	3,759,282	$3,759,282

Total Short-term Investments
(cost $3,759,282)		3,759,282

TOTAL INVESTMENTS (99.47%)
(cost $512,492,240)		524,362,435
OTHER ASSETS, NET OF LIABILITIES (0.53%)		2,780,802

NET ASSETS (100.00%)		$527,143,237

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Security purchased on a “when-issued” basis.

(e)	Rate shown is as of March 31, 2017.

NR - Not Rated

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Principal amount	Value
Short-term Investments (100.49%)
Government Agency Securities (a) (52.51%)
Federal Home Loan Bank 0.540%, 04/18/2017	$22,000,000	$21,994,390
0.525%, 04/21/2017	11,500,000	11,496,646
0.640%, 04/24/2017	7,650,000	7,646,872
0.680%, 04/28/2017	20,950,000	20,939,316
0.545%, 05/03/2017	7,860,000	7,856,192
0.545%, 05/10/2017	5,000,000	4,997,048
0.550%, 05/16/2017	15,000,000	14,989,688
0.535%, 05/22/2017	7,500,000	7,494,316
0.545%, 05/25/2017	2,750,000	2,747,752
0.540%, 05/31/2017	10,000,000	9,991,000
0.780%, 06/09/2017	8,250,000	8,237,666
0.780%, 06/26/2017	9,000,000	8,983,230
Federal Home Loan Mortgage Corp. 0.740%, 05/19/2017	6,000,000	5,994,080
0.540%, 06/07/2017	3,000,000	2,996,985
0.750%, 06/20/2017	9,600,000	9,584,000
0.770%, 07/06/2017	6,000,000	5,987,680
Federal National Mortgage Association 0.480%, 04/04/2017	21,000,000	20,999,160
0.680%, 04/26/2017	13,000,000	12,993,861

		185,929,882

	Shares	Value
Registered Investment Companies (0.28%)
JPMorgan U.S. Government Money Market Fund Capital Shares	974,320	$974,320

	Principal amount	Value
U.S. Government Obligations (47.70%)
U.S. Treasury Bill 0.480%, 04/06/2017	$22,000,000	$21,998,533
0.480%, 04/13/2017	32,000,000	31,994,885
0.568%, 04/20/2017	19,000,000	18,994,309
0.649%, 04/27/2017	12,000,000	11,994,941
0.505%, 04/27/2017	10,000,000	9,995,784
0.492%, 05/04/2017	23,000,000	22,989,627
0.720%, 05/11/2017	21,000,000	20,983,200
0.709%, 05/25/2017	20,000,000	19,978,730
0.502%, 06/01/2017	10,000,000	9,991,502

		168,921,511

Total Short-term Investments
(cost $355,825,713)		355,825,713

TOTAL INVESTMENTS (100.49%)
(cost $355,825,713)		355,825,713
LIABILITIES, NET OF OTHER ASSETS (-0.49%)		(1,726,290)

NET ASSETS (100.00%)		$354,099,423

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

72	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.85%)
Equity Funds (40.36%)
iShares Cohen & Steers REIT ETF	184,014	$18,355,396
iShares Core MSCI EAFE ETF	1,779,478	103,120,750
iShares Core MSCI Emerging Markets ETF	738,458	35,290,908
iShares MSCI Canada ETF	381,523	10,255,338
iShares Russell 1000 ETF	2,149,006	282,057,038
iShares Russell 2000 ETF	423,443	58,214,944

		507,294,374

Fixed Income Funds (59.49%)
iShares Core U.S. Aggregate Bond ETF	5,895,941	639,650,639
iShares TIPS Bond ETF	941,863	107,984,593

		747,635,232

Total Exchange-Traded Funds
(cost $1,196,315,992)		1,254,929,606

TOTAL INVESTMENTS (99.85%)
(cost $1,196,315,992)		1,254,929,606
OTHER ASSETS, NET OF LIABILITIES (0.15%)		1,940,931

NET ASSETS (100.00%)		$1,256,870,537

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	73

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (100.00%)
Equity Funds (49.56%)
iShares Cohen & Steers REIT ETF	735,244	$73,340,589
iShares Core MSCI EAFE ETF	3,866,427	224,059,445
iShares Core MSCI Emerging Markets ETF	1,593,562	76,156,328
iShares MSCI Canada ETF	878,311	23,609,000
iShares Russell 1000 ETF	4,390,270	576,222,937
iShares Russell 2000 ETF	642,146	88,282,232

		1,061,670,531

Fixed Income Funds (50.44%)
iShares Core U.S. Aggregate Bond ETF	8,567,961	929,538,089
iShares TIPS Bond ETF	1,315,760	150,851,884

		1,080,389,973

Total Exchange-Traded Funds
(cost $2,017,281,637)		2,142,060,504

Short-term Investments (0.09%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,792,213	1,792,213

Total Short-term Investments
(cost $1,792,213)		1,792,213

TOTAL INVESTMENTS (100.09%)
(cost $2,019,073,850)		2,143,852,717
LIABILITIES, NET OF OTHER ASSETS (-0.09%)		(1,826,408)

NET ASSETS (100.00%)		$2,142,026,309

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

74	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.89%)
Equity Funds (72.15%)
iShares Cohen & Steers REIT ETF	1,783,405	$177,894,649
iShares Core MSCI EAFE ETF	6,635,091	384,503,523
iShares Core MSCI Emerging Markets ETF	2,715,828	129,789,420
iShares MSCI Canada ETF	1,406,827	37,815,510
iShares Russell 1000 ETF	6,766,896	888,155,100
iShares Russell 2000 ETF	410,189	56,392,784

		1,674,550,986

Fixed Income Funds (27.74%)
iShares Core U.S. Aggregate Bond ETF	5,156,969	559,479,567
iShares TIPS Bond ETF	736,654	84,457,381

		643,936,948

Total Exchange-Traded Funds
(cost $2,138,541,287)		2,318,487,934

	Shares	Value
Short-term Investments (0.13%)
State Street Institutional U.S. Government Money Market Fund Premier Class	2,962,578	$2,962,578

Total Short-term Investments
(cost $ 2,962,578)		2,962,578

TOTAL INVESTMENTS (100.02%)
(cost $ 2,141,503,865)		2,321,450,512
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(445,059)

NET ASSETS (100.00%)		$2,321,005,453

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of March 31, 2017, investments in issuers considered to be affiliates of the LifePath 2030 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017
iShares Cohen & Steers REIT ETF	1,773,798	18,607	9,000	1,783,405	$177,894,649
iShares Russell 1000 ETF	6,885,249	3,747	122,100	6,766,896	888,155,100

					$1,066,049,749

See accompanying notes to schedules of investments.	75

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.82%)
Equity Funds (91.28%)
iShares Cohen & Steers REIT ETF	2,027,974	$202,290,406
iShares Core MSCI EAFE ETF	6,520,026	377,835,507
iShares Core MSCI Emerging Markets ETF	2,663,892	127,307,399
iShares MSCI Canada ETF	1,358,299	36,511,077
iShares Russell 1000 ETF	6,314,857	828,824,981
iShares Russell 2000 ETF	133,135	18,303,400

		1,591,072,770

Fixed Income Funds (8.54%)
iShares Core U.S. Aggregate Bond ETF	1,227,961	133,221,489
iShares TIPS Bond ETF	135,770	15,566,030

		148,787,519

Total Exchange-Traded Funds
(cost $1,579,496,529)		1,739,860,289

	Shares	Value
Short-term Investments (0.20%)
State Street Institutional U.S. Government Money Market Fund Premier Class	3,456,006	$3,456,006

Total Short-term Investments
(cost $ 3,456,006)		3,456,006

TOTAL INVESTMENTS (100.02%)
(cost $ 1,582,952,535)		1,743,316,295
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(340,000)

NET ASSETS (100.00%)		$1,742,976,295

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of March 31, 2017, investment in an issuer considered to be an affiliate of the LifePath 2040 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017
iShares Cohen & Steers REIT ETF	1,980,848	64,426	17,300	2,027,974	$202,290,406

76	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.79%)
Equity Funds (98.88%)
iShares Cohen & Steers REIT ETF	576,686	$57,524,428
iShares Core MSCI EAFE ETF	1,746,664	101,219,179
iShares Core MSCI Emerging Markets ETF	711,438	33,999,622
iShares MSCI Canada ETF	362,112	9,733,570
iShares Russell 1000 ETF	1,590,711	208,780,819
iShares Russell 2000 ETF	18,781	2,582,012

		413,839,630

Fixed Income Funds (0.91%)
iShares Core U.S. Aggregate Bond ETF	35,173	3,815,919

Total Exchange-Traded Funds
(cost $379,653,885)		417,655,549

Short-term Investments (0.22%)
State Street Institutional U.S. Government Money Market Fund Premier Class	932,209	932,209

Total Short-term Investments
(cost $932,209)		932,209

TOTAL INVESTMENTS (100.01%)
(cost $380,586,094)		418,587,758
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(43,550)

NET ASSETS (100.00%)		$418,544,208

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	77

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small and mid-capitalization companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Funds seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operating conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At March 31, 2017, the Tax Advantaged Bond Fund had commitments of $3,262,487 (representing 0.62% of net assets) for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amendments to modernize reporting and disclosure of information by registered investment companies. Amendments to Regulation S-X include standardized, enhanced disclosure about derivatives in investment company financial statements and changes to rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective August 1, 2017. At this time, management is evaluating the impact these Regulation S-X amendments may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’sown data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2017:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$583,888,304	$—	$—	$583,888,304
Short-term Investments	8,481,619	—	—	8,481,619
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	289,001,278	—	—	289,001,278
Short-term Investments	8,559,411	—	—	8,559,411
International Equity Fund					—	—	—	—
Common Stocks (a)	131,854,485	—	—	131,854,485
Preferred Stocks (a)	1,635,760	—	—	1,635,760
Short-term Investments	3,395,017	—	—	3,395,017
S&P 500 Index Fund					(95,112)	—	—	(95,112)
Common Stocks (a)	1,348,807,610	—	—	1,348,807,610
Short-term Investments	57,529,402	—	—	57,529,402
Small Cap Index Fund					96,854	—	—	96,854
Common Stocks (a)	493,288,116	39,298	0	493,327,414
Short-term Investments	11,902,902	—	—	11,902,902
International Index Fund					5,874	—	—	5,874
Common Stocks (a)	262,019,650	755,100	0	262,774,750
Preferred Stocks (a)	1,409,489	—	—	1,409,489
Short-term Investments	218,649	—	—	218,649
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	377,888,330	—	—	377,888,330
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	583,339,754	—	583,339,754
Agency Commercial Mortgage-Backed Securities	—	94,165,906	—	94,165,906
Agency Mortgage-Backed Securities	—	28,932,129	—	28,932,129
Agency Notes & Bonds	—	7,256,163	—	7,256,163
U.S. Treasury Obligations	—	111,103,277	—	111,103,277
Short-term Investments	17,236,426	—	—	17,236,426
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	515,603,153	—	515,603,153
Short-term Municipal Variable Rate Demand Notes	—	5,000,000	—	5,000,000
Short-term Investments	3,759,282	—	—	3,759,282
Money Market Fund					—	—	—	—
Short-term Investments	974,320	354,851,393	—	355,825,713
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,254,929,606	—	—	1,254,929,606
Short-term Investments	—	—	—	—
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,142,060,504	—	—	2,142,060,504
Short-term Investments	1,792,213	—	—	1,792,213

(a) Industry Classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath 2030 Fund					—	—	—	—
Exchange-Traded Funds	2,318,487,934	—	—	2,318,487,934
Short-term Investments	2,962,578	—	—	2,962,578
LifePath 2040 Fund					$—	$—	$—	$—
Exchange-Traded Funds	1,739,860,289	—	—	1,739,860,289
Short-term Investments	3,456,006	—	—	3,456,006
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	417,655,549	—	—	417,655,549
Short-term Investments	932,209	—	—	932,209

On December 31, 2016, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On March 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on March 31, 2017 at $90,238,051 were transferred from Level 2 to Level 1 in the International Equity Fund and $257,935,166 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2017 as compared to December 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2016	$46,177
Realized gain (loss)	46,469
Change in unrealized appreciation (depreciation)	(46,177)
Purchases	—
Issuances	—
Sales	(46,469)
Transfers in	—
Transfers out	—

Balance as of March 31, 2017	$—

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2016 or for the period ended March 31, 2017. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2016 or for the period ended March 31, 2017.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of March 31, 2017, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

5.	Income Taxes

As of March 31, 2017, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$482,519,596	$119,756,676	$(9,906,349)	$109,850,327
Small/Mid Cap Equity Fund	251,120,880	52,165,120	(5,725,311)	46,439,809
International Equity Fund	115,112,935	24,952,532	(3,180,205)	21,772,327
S&P 500 Index Fund	797,516,491	621,735,078	(12,914,557)	608,820,521
Small Cap Index Fund	358,575,499	190,107,703	(43,452,886)	146,654,817
International Index Fund	217,927,056	79,690,457	(33,214,625)	46,475,832
Equity and Bond Fund	324,362,545	53,525,785	—	53,525,785
Bond Fund	834,971,092	13,587,070	(6,524,507)	7,062,563
Tax Advantaged Bond Fund	512,492,240	14,622,863	(2,752,668)	11,870,195
Money Market Fund	355,825,713	—	—	—
LifePath Retirement Fund	1,197,978,517	57,268,751	(317,662)	56,951,089
LifePath 2020 Fund	2,021,152,905	124,500,018	(1,800,206)	122,699,812
LifePath 2030 Fund	2,142,950,758	180,706,977	(2,207,223)	178,499,754
LifePath 2040 Fund	1,584,178,919	160,041,793	(904,417)	159,137,376
LifePath 2050 Fund	380,980,769	37,636,983	(29,994)	37,606,989

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	May 18, 2017